UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2023

Item 1.

Reports to Stockholders

Fidelity Advisor Focus Funds®

Fidelity Advisor® Biotechnology Fund
Fidelity Advisor® Consumer Discretionary Fund
Fidelity Advisor® Energy Fund
Fidelity Advisor® Financial Services Fund
Fidelity Advisor® Health Care Fund
Fidelity Advisor® Industrials Fund
Fidelity Advisor® Semiconductors Fund
Fidelity Advisor® Technology Fund
Fidelity Advisor® Utilities Fund
(Fidelity Advisor® Financial Services Fund to be renamed Fidelity Advisor® Financials Fund effective April 28, 2023)

Semi-Annual Report
January 31, 2023

Contents

Fidelity Advisor® Biotechnology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Consumer Discretionary Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Energy Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Financial Services Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Health Care Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Industrials Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Semiconductors Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Technology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Utilities Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor® Biotechnology Fund
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

AbbVie, Inc.	18.0
Regeneron Pharmaceuticals, Inc.	9.3
Vertex Pharmaceuticals, Inc.	6.5
Alnylam Pharmaceuticals, Inc.	4.5
Argenx SE ADR	4.3
Ascendis Pharma A/S sponsored ADR	3.5
Blueprint Medicines Corp.	3.2
Cytokinetics, Inc.	3.0
Xenon Pharmaceuticals, Inc.	2.3
Gilead Sciences, Inc.	2.3
56.9

Industries (% of Fund's net assets)

Biotechnology	91.2
Pharmaceuticals	8.3
Health Care Providers & Services	0.2
Health Care Technology	0.1

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity Advisor® Biotechnology Fund
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
Biotechnology - 89.5%
Biotechnology - 89.5%
AbbVie, Inc.	2,159,880	319,122,266
Aerovate Therapeutics, Inc. (a)(b)	322,400	7,366,840
Alkermes PLC (a)	484,200	13,867,488
Alnylam Pharmaceuticals, Inc. (a)	350,686	79,395,310
ALX Oncology Holdings, Inc. (a)(b)	1,191,906	11,084,726
Amgen, Inc.	56,700	14,311,080
Arcellx, Inc.	177,700	5,936,957
Arcutis Biotherapeutics, Inc. (a)(b)	906,594	15,022,263
Argenx SE ADR (a)	199,400	76,220,650
Ascendis Pharma A/S sponsored ADR (a)(b)	506,125	62,799,990
Astria Therapeutics, Inc. (a)(c)	1,411,190	19,403,863
BioCryst Pharmaceuticals, Inc. (a)	884,000	9,326,200
Biogen, Inc. (a)	30,400	8,843,360
Biohaven Ltd. (a)	282,300	5,389,107
Blueprint Medicines Corp. (a)	1,232,730	57,617,800
Celldex Therapeutics, Inc. (a)	901,207	39,707,180
Cerevel Therapeutics Holdings (a)(b)	613,338	20,945,493
Cyteir Therapeutics, Inc. (a)(b)	1,419,670	2,172,095
Cytokinetics, Inc. (a)(b)	1,273,471	54,097,048
Day One Biopharmaceuticals, Inc. (a)	863,569	18,799,897
Exact Sciences Corp. (a)	270,800	18,284,416
Exelixis, Inc. (a)	1,824,200	32,142,404
Fusion Pharmaceuticals, Inc. (a)	1,546,014	4,684,422
Gilead Sciences, Inc.	484,900	40,702,506
Icosavax, Inc. (a)(b)	1,907,714	20,126,383
Instil Bio, Inc. (a)(b)	1,028,660	837,226
Janux Therapeutics, Inc. (a)(b)	456,700	10,143,307
Karuna Therapeutics, Inc. (a)	198,167	39,512,518
Keros Therapeutics, Inc. (a)	599,500	35,112,715
Madrigal Pharmaceuticals, Inc. (a)	18,100	5,217,325
Monte Rosa Therapeutics, Inc. (a)(b)	698,958	5,172,289
Moonlake Immunotherapeutics (a)(b)	185,500	2,216,725
Morphic Holding, Inc. (a)	211,700	6,928,941
Nuvalent, Inc. Class A (a)(b)	735,406	22,246,032
ORIC Pharmaceuticals, Inc. (a)(b)	1,206,016	6,826,051
PepGen, Inc.	697,100	10,888,702
Poseida Therapeutics, Inc. (a)	482,846	3,360,608
Prelude Therapeutics, Inc. (a)(b)	1,500,952	9,576,074
Prothena Corp. PLC (a)	171,900	9,720,945
PTC Therapeutics, Inc. (a)	486,440	22,322,732
Regeneron Pharmaceuticals, Inc. (a)	216,992	164,581,922
Relay Therapeutics, Inc. (a)(b)	360,400	7,734,184
Sage Therapeutics, Inc. (a)	215,400	9,550,836
Sarepta Therapeutics, Inc. (a)	71,500	8,935,355
Scholar Rock Holding Corp. (a)	487,376	5,897,250
Scholar Rock Holding Corp. warrants 12/31/25 (a)(d)	6,000	39,162
Shattuck Labs, Inc. (a)(b)	706,434	2,945,830
Stoke Therapeutics, Inc. (a)(b)	446,619	4,448,325
Tango Therapeutics, Inc. (a)	1,530,891	10,103,881
Tyra Biosciences, Inc. (a)(b)	730,700	7,760,034
Vaxcyte, Inc. (a)	558,329	25,320,220
Vera Therapeutics, Inc. (a)(b)	980,468	8,314,369
Vertex Pharmaceuticals, Inc. (a)	356,227	115,096,944
Verve Therapeutics, Inc. (a)(b)	630,594	14,346,014
Viking Therapeutics, Inc. (a)(b)	547,600	4,796,976
Xenon Pharmaceuticals, Inc. (a)	1,061,058	41,476,757
Zentalis Pharmaceuticals, Inc. (a)	490,692	11,580,331
		1,590,380,324
Pharmaceuticals - 8.1%
Pharmaceuticals - 8.1%
Acelyrin, Inc. (e)	1,343,629	8,357,507
Acelyrin, Inc. rights (a)(e)	163,271	967,627
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(e)	1,915,787	2,145,681
Arvinas Holding Co. LLC (a)	244,500	8,012,265
Axsome Therapeutics, Inc. (a)(b)	237,500	17,812,500
DICE Therapeutics, Inc. (a)	328,700	10,442,799
Edgewise Therapeutics, Inc. (a)	1,459,200	14,927,616
Enliven Therapeutics, Inc. (a)(c)	739,725	3,417,530
Enliven Therapeutics, Inc. (c)(f)	2,110,376	8,774,943
GH Research PLC (a)(b)	385,500	3,427,095
Ikena Oncology, Inc. (a)(b)(c)	2,144,926	9,137,385
Intra-Cellular Therapies, Inc. (a)	250,700	12,013,544
Longboard Pharmaceuticals, Inc. (a)(b)(c)	968,917	4,127,586
Pharvaris BV (a)(b)	372,633	3,353,697
Terns Pharmaceuticals, Inc. (a)(b)	952,048	8,635,075
Ventyx Biosciences, Inc. (a)	408,730	17,166,660
Verona Pharma PLC ADR (a)	484,367	10,675,449
		143,394,959
TOTAL COMMON STOCKS (Cost $1,261,692,455)		1,733,775,283

Convertible Preferred Stocks - 2.2%
	Shares	Value ($)
Biotechnology - 1.7%
Biotechnology - 1.7%
Apogee Therapeutics Series B (d)(e)	1,039,132	3,433,874
Bright Peak Therapeutics AG Series B (a)(d)(e)	1,920,122	5,645,159
Dianthus Therapeutics, Inc. Series A (d)(e)	906,629	3,925,704
Fog Pharmaceuticals, Inc. Series D (d)(e)	239,281	2,575,405
LifeMine Therapeutics, Inc. Series C (d)(e)	1,950,028	3,588,052
Sonoma Biotherapeutics, Inc.:
Series B (a)(d)(e)	1,967,762	3,286,163
Series B1 (a)(d)(e)	1,049,456	2,130,396
T-Knife Therapeutics, Inc. Series B (a)(d)(e)	1,300,097	4,979,372
Treeline Biosciences Series A (a)(d)(e)	47,600	400,316
		29,964,441
Health Care Providers & Services - 0.2%
Health Care Facilities - 0.2%
Boundless Bio, Inc. Series B (a)(d)(e)	3,703,704	3,370,371
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Wugen, Inc. Series B (a)(d)(e)	580,277	3,029,046
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(e)	1,915,787	19
Aristea Therapeutics, Inc. Series B (a)(d)(e)	677,328	3,732,077
		3,732,096
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $49,528,509)		40,095,954

Money Market Funds - 9.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	12,408,387	12,410,869
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	157,427,085	157,442,828
TOTAL MONEY MARKET FUNDS (Cost $169,849,574)		169,853,697

TOTAL INVESTMENT IN SECURITIES - 109.4% (Cost $1,481,070,538)	1,943,724,934
NET OTHER ASSETS (LIABILITIES) - (9.4)%	(166,898,912)
NET ASSETS - 100.0%	1,776,826,022

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,135,116 or 2.3% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Afferent Pharmaceuticals, Inc. Series C	7/01/15	0

Apogee Therapeutics Series B	11/15/22	3,433,874

Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	3,734,584

Boundless Bio, Inc. Series B	4/23/21	5,000,000

Bright Peak Therapeutics AG Series B	5/14/21	7,499,997

Dianthus Therapeutics, Inc. Series A	4/06/22	3,940,663

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,575,405

LifeMine Therapeutics, Inc. Series C	2/15/22	3,971,408

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Sonoma Biotherapeutics, Inc. Series B	7/26/21	3,888,888

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,111,112

T-Knife Therapeutics, Inc. Series B	6/30/21	7,500,000

Treeline Biosciences Series A	7/30/21	372,589

Wugen, Inc. Series B	7/09/21	4,499,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	7,889,645	287,557,884	283,036,660	214,879	-	-	12,410,869	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	195,515,949	392,411,762	430,484,883	947,916	-	-	157,442,828	0.5%
Total	203,405,594	679,969,646	713,521,543	1,162,795	-	-	169,853,697

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Astria Therapeutics, Inc.	1,547,525	13,000,003	1,436,842	-	504,461	5,788,716	19,403,863
Enliven Therapeutics, Inc.	-	2,958,666	-	-	-	458,864	3,417,530
Enliven Therapeutics, Inc.	-	8,105,912	-	-	-	669,031	8,774,943
Ikena Oncology, Inc.	5,294,759	2,643,313	-	-	-	1,199,313	9,137,385
Longboard Pharmaceuticals, Inc.	1,743,340	2,284,259	-	-	-	99,987	4,127,586
Total	8,585,624	28,992,153	1,436,842	-	504,461	8,215,911	44,861,307

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,733,775,283	1,713,490,363	8,814,105	11,470,815

Convertible Preferred Stocks	40,095,954	-	-	40,095,954

Money Market Funds	169,853,697	169,853,697	-	-
Total Investments in Securities:	1,943,724,934	1,883,344,060	8,814,105	51,566,769

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$36,066,970
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,703,402
Cost of Purchases	6,009,279
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(4,683,697)
Ending Balance	$40,095,954
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$2,703,402
Other Investments in Securities
Beginning Balance	$1,800,841
Net Realized Gain (Loss) on Investment Securities	(3)
Net Unrealized Gain (Loss) on Investment Securities	4,986,280
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	4,683,697
Transfers out of Level 3	-
Ending Balance	$11,470,815
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$4,986,278

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity Advisor® Biotechnology Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $158,019,783) - See accompanying schedule:
Unaffiliated issuers (cost $1,255,729,661)	$1,729,009,930
Fidelity Central Funds (cost $169,849,574)	169,853,697
Other affiliated issuers (cost $55,491,303)	44,861,307

Total Investment in Securities (cost $1,481,070,538)		$1,943,724,934
Receivable for investments sold		208,912
Receivable for fund shares sold		302,448
Dividends receivable		3,196,623
Distributions receivable from Fidelity Central Funds		151,503
Prepaid expenses		8,677
Total assets		1,947,593,097
Liabilities
Payable to custodian bank	$23,428
Payable for investments purchased
Regular delivery	1,271,616
Delayed delivery	8,105,912
Payable for fund shares redeemed	2,514,379
Accrued management fee	772,816
Distribution and service plan fees payable	321,753
Other affiliated payables	301,889
Other payables and accrued expenses	45,557
Collateral on securities loaned	157,409,725
Total Liabilities		170,767,075
Net Assets		$1,776,826,022
Net Assets consist of:
Paid in capital		$1,451,276,946
Total accumulated earnings (loss)		325,549,076
Net Assets		$1,776,826,022

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($663,033,067 ÷ 26,221,216 shares) (a)		$25.29
Maximum offering price per share (100/94.25 of $25.29)		$26.83
Class M :
Net Asset Value and redemption price per share ($122,360,148 ÷ 5,285,032 shares) (a)		$23.15
Maximum offering price per share (100/96.50 of $23.15)		$23.99
Class C :
Net Asset Value and offering price per share ($159,808,401 ÷ 8,080,705 shares) (a)		$19.78
Class I :
Net Asset Value , offering price and redemption price per share ($774,855,454 ÷ 28,059,468 shares)		$27.61
Class Z :
Net Asset Value , offering price and redemption price per share ($56,768,952 ÷ 2,050,200 shares)		$27.69
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$7,538,716
Income from Fidelity Central Funds (including $947,916 from security lending)		1,162,795
Total Income		8,701,511
Expenses
Management fee	$4,654,194
Transfer agent fees	1,584,951
Distribution and service plan fees	1,975,043
Accounting fees	240,324
Custodian fees and expenses	26,080
Independent trustees' fees and expenses	3,066
Registration fees	79,621
Audit	36,801
Legal	2,236
Miscellaneous	7,350
Total expenses before reductions	8,609,666
Expense reductions	(35,125)
Total expenses after reductions		8,574,541
Net Investment income (loss)		126,970
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(19,930,173)
Affiliated issuers	504,461
Total net realized gain (loss)		(19,425,712)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	251,366,843
Affiliated issuers	8,215,911
Total change in net unrealized appreciation (depreciation)		259,582,754
Net gain (loss)		240,157,042
Net increase (decrease) in net assets resulting from operations		$240,284,012
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,970	$(4,304,003)
Net realized gain (loss)	(19,425,712)	(9,400,446)
Change in net unrealized appreciation (depreciation)	259,582,754	(408,605,977)
Net increase (decrease) in net assets resulting from operations	240,284,012	(422,310,426)
Distributions to shareholders	-	(389,242,813)
Share transactions - net increase (decrease)	(96,789,209)	(72,894,135)
Total increase (decrease) in net assets	143,494,803	(884,447,374)

Net Assets
Beginning of period	1,633,331,219	2,517,778,593
End of period	$1,776,826,022	$1,633,331,219

Financial Highlights
Fidelity Advisor® Biotechnology Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.00	$32.58	$31.03	$25.48	$27.80	$24.45
Income from Investment Operations
Net investment income (loss) A,B	- C	(.06)	.07	.03	.03	(.14)
Net realized and unrealized gain (loss)	3.29	(5.16)	4.42	7.40	(1.76)	3.49
Total from investment operations	3.29	(5.22)	4.49	7.43	(1.73)	3.35
Distributions from net investment income	-	(.11)	(.13)	-	-	-
Distributions from net realized gain	-	(5.25)	(2.81)	(1.88)	(.59)	-
Total distributions	-	(5.36)	(2.94)	(1.88)	(.59)	-
Net asset value, end of period	$25.29	$22.00	$32.58	$31.03	$25.48	$27.80
Total Return D,E,F	14.95%	(18.95)%	14.03%	30.00%	(6.17)%	13.70%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01% I	1.00%	1.01%	1.02%	1.04%	1.06%
Expenses net of fee waivers, if any	1.01% I	1.00%	1.00%	1.02%	1.03%	1.06%
Expenses net of all reductions	1.01% I	1.00%	1.00%	1.02%	1.03%	1.06%
Net investment income (loss)	(.02)% I	(.23)%	.20%	.11%	.13%	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$663,033	$594,911	$808,610	$722,896	$616,894	$766,303
Portfolio turnover rate J	70% I	43%	72%	66%	62%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Biotechnology Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$20.17	$30.35	$29.08	$24.02	$26.32	$23.22
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.13)	(.02)	(.05)	(.04)	(.21)
Net realized and unrealized gain (loss)	3.01	(4.73)	4.14	6.96	(1.67)	3.31
Total from investment operations	2.98	(4.86)	4.12	6.91	(1.71)	3.10
Distributions from net investment income	-	(.07)	(.07)	-	-	-
Distributions from net realized gain	-	(5.25)	(2.78)	(1.85)	(.59)	-
Total distributions	-	(5.32)	(2.85)	(1.85)	(.59)	-
Net asset value, end of period	$23.15	$20.17	$30.35	$29.08	$24.02	$26.32
Total Return C,D,E	14.77%	(19.18)%	13.69%	29.64%	(6.44)%	13.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.29% H	1.28%	1.28%	1.32%	1.34%	1.38%
Expenses net of fee waivers, if any	1.29% H	1.28%	1.28%	1.32%	1.34%	1.38%
Expenses net of all reductions	1.28% H	1.28%	1.28%	1.31%	1.34%	1.38%
Net investment income (loss)	(.30)% H	(.51)%	(.07)%	(.18)%	(.18)%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$122,360	$109,815	$161,619	$144,568	$119,312	$135,879
Portfolio turnover rate I	70% H	43%	72%	66%	62%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Biotechnology Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.27	$26.79	$25.97	$21.71	$23.96	$21.23
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.21)	(.15)	(.15)	(.14)	(.29)
Net realized and unrealized gain (loss)	2.58	(4.07)	3.71	6.26	(1.52)	3.02
Total from investment operations	2.51	(4.28)	3.56	6.11	(1.66)	2.73
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	-	(5.24)	(2.73)	(1.85)	(.59)	-
Total distributions	-	(5.24)	(2.74)	(1.85)	(.59)	-
Net asset value, end of period	$19.78	$17.27	$26.79	$25.97	$21.71	$23.96
Total Return C,D,E	14.53%	(19.54)%	13.15%	29.07%	(6.87)%	12.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.77% H	1.75%	1.75%	1.77%	1.78%	1.80%
Expenses net of fee waivers, if any	1.76% H	1.74%	1.75%	1.77%	1.77%	1.80%
Expenses net of all reductions	1.76% H	1.74%	1.75%	1.76%	1.77%	1.80%
Net investment income (loss)	(.78)% H	(.97)%	(.55)%	(.63)%	(.61)%	(1.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$159,808	$168,797	$328,417	$384,420	$398,749	$558,420
Portfolio turnover rate I	70% H	43%	72%	66%	62%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Biotechnology Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.99	$35.00	$33.16	$27.08	$29.42	$25.80
Income from Investment Operations
Net investment income (loss) A,B	.03	.01	.17	.11	.11	(.07)
Net realized and unrealized gain (loss)	3.59	(5.61)	4.72	7.88	(1.86)	3.69
Total from investment operations	3.62	(5.60)	4.89	7.99	(1.75)	3.62
Distributions from net investment income	-	(.16)	(.21)	-	-	-
Distributions from net realized gain	-	(5.25)	(2.85)	(1.91)	(.59)	-
Total distributions	-	(5.41)	(3.05) C	(1.91)	(.59)	-
Net asset value, end of period	$27.61	$23.99	$35.00	$33.16	$27.08	$29.42
Total Return D,E	15.09%	(18.74)%	14.34%	30.32%	(5.89)%	14.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H	.73%	.74%	.75%	.76%	.79%
Expenses net of fee waivers, if any	.74% H	.73%	.74%	.75%	.76%	.79%
Expenses net of all reductions	.74% H	.73%	.74%	.75%	.76%	.79%
Net investment income (loss)	.25% H	.04%	.47%	.38%	.40%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$774,855	$697,079	$1,129,492	$1,092,145	$1,006,084	$1,307,833
Portfolio turnover rate I	70% H	43%	72%	66%	62%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Biotechnology Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$24.04	$35.05	$33.22	$27.10	$30.06
Income from Investment Operations
Net investment income (loss) B,C	.05	.05	.21	.15	.16
Net realized and unrealized gain (loss)	3.60	(5.62)	4.74	7.90	(2.53)
Total from investment operations	3.65	(5.57)	4.95	8.05	(2.37)
Distributions from net investment income	-	(.19)	(.26)	(.02)	-
Distributions from net realized gain	-	(5.25)	(2.87)	(1.91)	(.59)
Total distributions	-	(5.44)	(3.12) D	(1.93)	(.59)
Net asset value, end of period	$27.69	$24.04	$35.05	$33.22	$27.10
Total Return E,F	15.18%	(18.63)%	14.49%	30.53%	(7.83)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.61% I	.61%	.61%	.62%	.63% I
Expenses net of fee waivers, if any	.61% I	.60%	.61%	.62%	.63% I
Expenses net of all reductions	.61% I	.60%	.61%	.62%	.62% I
Net investment income (loss)	.38% I	.16%	.60%	.51%	.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$56,769	$62,729	$89,641	$62,743	$30,116
Portfolio turnover rate J	70% I	43%	72%	66%	62%

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Consumer Discretionary Fund
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Amazon.com, Inc.	22.4
Tesla, Inc.	10.2
The Home Depot, Inc.	5.2
Lowe's Companies, Inc.	4.7
NIKE, Inc. Class B	4.2
TJX Companies, Inc.	3.9
Hilton Worldwide Holdings, Inc.	2.8
Booking Holdings, Inc.	2.5
Target Corp.	2.2
Dick's Sporting Goods, Inc.	2.1
60.2

Industries (% of Fund's net assets)

Internet & Direct Marketing Retail	23.2
Specialty Retail	21.8
Hotels, Restaurants & Leisure	17.8
Textiles, Apparel & Luxury Goods	13.8
Automobiles	10.6
Multiline Retail	6.7
Household Durables	2.9
Auto Components	1.6
Food & Staples Retailing	0.8
Building Products	0.4

Fidelity Advisor® Consumer Discretionary Fund
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
Auto Components - 1.6%
Auto Parts & Equipment - 1.6%
Adient PLC (a)	72,331	3,256,342
Magna International, Inc. Class A (b)	50,700	3,292,458
		6,548,800
Automobiles - 10.6%
Automobile Manufacturers - 10.6%
Ferrari NV	6,803	1,709,662
Tesla, Inc. (a)	242,515	42,008,448
		43,718,110
Building Products - 0.4%
Building Products - 0.4%
The AZEK Co., Inc. (a)(b)	64,011	1,544,585
Food & Staples Retailing - 0.8%
Food Distributors - 0.8%
Performance Food Group Co. (a)	56,542	3,467,155
Hotels, Restaurants & Leisure - 17.8%
Casinos & Gaming - 3.2%
Caesars Entertainment, Inc. (a)	57,651	3,001,311
Churchill Downs, Inc.	24,967	6,194,313
Penn Entertainment, Inc. (a)	111,635	3,957,461
		13,153,085
Hotels, Resorts & Cruise Lines - 7.7%
Booking Holdings, Inc. (a)	4,255	10,357,096
Hilton Worldwide Holdings, Inc.	80,255	11,644,198
Marriott International, Inc. Class A	48,744	8,490,230
Royal Caribbean Cruises Ltd. (a)	17,200	1,116,968
		31,608,492
Leisure Facilities - 0.6%
Planet Fitness, Inc. (a)	28,027	2,372,486
Restaurants - 6.3%
ARAMARK Holdings Corp.	110,519	4,921,411
Brinker International, Inc. (a)	25,120	991,235
Chipotle Mexican Grill, Inc. (a)	3,764	6,196,974
Domino's Pizza, Inc.	14,699	5,188,747
Dutch Bros, Inc. (a)(b)	18,809	716,811
McDonald's Corp.	29,991	8,019,593
		26,034,771
TOTAL HOTELS, RESTAURANTS & LEISURE		73,168,834
Household Durables - 2.9%
Home Furnishings - 1.3%
Tempur Sealy International, Inc.	129,285	5,268,364
Homebuilding - 1.6%
KB Home	62,400	2,399,280
PulteGroup, Inc.	76,800	4,369,152
		6,768,432
TOTAL HOUSEHOLD DURABLES		12,036,796
Internet & Direct Marketing Retail - 23.2%
Internet & Direct Marketing Retail - 23.2%
Amazon.com, Inc. (a)	896,829	92,489,975
eBay, Inc.	66,724	3,302,838
		95,792,813
Multiline Retail - 6.7%
General Merchandise Stores - 6.7%
Dollar General Corp.	29,673	6,931,613
Dollar Tree, Inc. (a)	55,824	8,383,648
Ollie's Bargain Outlet Holdings, Inc. (a)	63,043	3,452,235
Target Corp.	52,124	8,972,625
		27,740,121
Specialty Retail - 21.8%
Apparel Retail - 5.7%
Burlington Stores, Inc. (a)	22,263	5,116,705
TJX Companies, Inc.	196,089	16,051,846
Victoria's Secret & Co. (a)	57,809	2,436,649
		23,605,200
Automotive Retail - 0.4%
O'Reilly Automotive, Inc. (a)	1,800	1,426,230
Home Improvement Retail - 11.7%
Floor & Decor Holdings, Inc. Class A (a)(b)	82,878	7,522,836
Lowe's Companies, Inc.	91,977	19,154,210
The Home Depot, Inc.	66,163	21,448,060
		48,125,106
Homefurnishing Retail - 0.5%
Williams-Sonoma, Inc.	14,400	1,943,136
Specialty Stores - 3.5%
Bath & Body Works, Inc.	34,218	1,574,370
Dick's Sporting Goods, Inc. (b)	66,324	8,672,526
Five Below, Inc. (a)	17,861	3,520,939
Sally Beauty Holdings, Inc. (a)	50,990	794,424
		14,562,259
TOTAL SPECIALTY RETAIL		89,661,931
Textiles, Apparel & Luxury Goods - 13.8%
Apparel, Accessories & Luxury Goods - 7.0%
Capri Holdings Ltd. (a)	129,630	8,619,099
lululemon athletica, Inc. (a)	20,770	6,373,898
LVMH Moet Hennessy Louis Vuitton SE	2,692	2,350,050
PVH Corp.	34,219	3,076,288
Tapestry, Inc.	184,504	8,407,847
		28,827,182
Footwear - 6.8%
Crocs, Inc. (a)	8,420	1,025,303
Deckers Outdoor Corp. (a)	18,527	7,919,922
NIKE, Inc. Class B	135,882	17,301,855
On Holding AG (a)	39,844	924,381
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,800	905,220
		28,076,681
TOTAL TEXTILES, APPAREL & LUXURY GOODS		56,903,863
TOTAL COMMON STOCKS (Cost $249,657,680)		410,583,008

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	954,750	954,941
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	16,797,445	16,799,125
TOTAL MONEY MARKET FUNDS (Cost $17,754,066)		17,754,066

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $267,411,746)	428,337,074
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(16,259,864)
NET ASSETS - 100.0%	412,077,210

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	67,017,065	66,062,124	18,290	-	-	954,941	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	3,926,447	54,667,429	41,794,751	64,715	-	-	16,799,125	0.1%
Total	3,926,447	121,684,494	107,856,875	83,005	-	-	17,754,066

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	410,583,008	408,232,958	2,350,050	-

Money Market Funds	17,754,066	17,754,066	-	-
Total Investments in Securities:	428,337,074	425,987,024	2,350,050	-
Fidelity Advisor® Consumer Discretionary Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,149,541) - See accompanying schedule:
Unaffiliated issuers (cost $249,657,680)	$410,583,008
Fidelity Central Funds (cost $17,754,066)	17,754,066

Total Investment in Securities (cost $267,411,746)		$428,337,074
Foreign currency held at value (cost $21,151)		19,178
Receivable for investments sold		1,735,297
Receivable for fund shares sold		160,447
Dividends receivable		119,148
Distributions receivable from Fidelity Central Funds		6,675
Prepaid expenses		1,273
Other receivables		2,352
Total assets		430,381,444
Liabilities
Payable for investments purchased	$819,477
Payable for fund shares redeemed	345,413
Accrued management fee	168,711
Distribution and service plan fees payable	79,665
Other affiliated payables	63,434
Other payables and accrued expenses	28,584
Collateral on securities loaned	16,798,950
Total Liabilities		18,304,234
Net Assets		$412,077,210
Net Assets consist of:
Paid in capital		$269,665,524
Total accumulated earnings (loss)		142,411,686
Net Assets		$412,077,210

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($169,781,662 ÷ 5,180,526 shares) (a)		$32.77
Maximum offering price per share (100/94.25 of $32.77)		$34.77
Class M :
Net Asset Value and redemption price per share ($31,177,656 ÷ 1,040,727 shares) (a)		$29.96
Maximum offering price per share (100/96.50 of $29.96)		$31.05
Class C :
Net Asset Value and offering price per share ($44,156,236 ÷ 1,783,903 shares) (a)		$24.75
Class I :
Net Asset Value , offering price and redemption price per share ($96,839,601 ÷ 2,679,518 shares)		$36.14
Class Z :
Net Asset Value , offering price and redemption price per share ($70,122,055 ÷ 1,931,714 shares)		$36.30
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$1,451,922
Income from Fidelity Central Funds (including $64,715 from security lending)		83,005
Total Income		1,534,927
Expenses
Management fee	$1,070,355
Transfer agent fees	336,092
Distribution and service plan fees	520,973
Accounting fees	71,855
Custodian fees and expenses	9,316
Independent trustees' fees and expenses	717
Registration fees	63,596
Audit	32,756
Legal	2,315
Miscellaneous	1,705
Total expenses before reductions	2,109,680
Expense reductions	(7,585)
Total expenses after reductions		2,102,095
Net Investment income (loss)		(567,168)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,724,880
Foreign currency transactions	(1,345)
Total net realized gain (loss)		4,723,535
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(15,322,548)
Assets and liabilities in foreign currencies	778
Total change in net unrealized appreciation (depreciation)		(15,321,770)
Net gain (loss)		(10,598,235)
Net increase (decrease) in net assets resulting from operations		$(11,165,403)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(567,168)	$(2,177,425)
Net realized gain (loss)	4,723,535	22,343,203
Change in net unrealized appreciation (depreciation)	(15,321,770)	(130,859,779)
Net increase (decrease) in net assets resulting from operations	(11,165,403)	(110,694,001)
Distributions to shareholders	(17,163,454)	(44,840,619)
Share transactions - net increase (decrease)	(585,230)	(144,288,903)
Total increase (decrease) in net assets	(28,914,087)	(299,823,523)

Net Assets
Beginning of period	440,991,297	740,814,820
End of period	$412,077,210	$440,991,297

Financial Highlights
Fidelity Advisor® Consumer Discretionary Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$35.05	$45.74	$33.70	$29.83	$28.22	$22.92
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.16)	(.20)	(.04)	(.02)	(.02)
Net realized and unrealized gain (loss)	(.88)	(7.62)	12.82	4.73	1.90	5.32
Total from investment operations	(.93)	(7.78)	12.62	4.69	1.88	5.30
Distributions from net realized gain	(1.35)	(2.91)	(.58)	(.82)	(.27)	-
Total distributions	(1.35)	(2.91)	(.58)	(.82)	(.27)	-
Net asset value, end of period	$32.77	$35.05	$45.74	$33.70	$29.83	$28.22
Total Return C,D,E	(2.47)%	(18.26)%	37.68%	16.03%	6.81%	23.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.06% H	1.01%	1.03%	1.07%	1.08%	1.12%
Expenses net of fee waivers, if any	1.05% H	1.01%	1.03%	1.07%	1.08%	1.12%
Expenses net of all reductions	1.05% H	1.01%	1.03%	1.06%	1.07%	1.11%
Net investment income (loss)	(.30)% H	(.38)%	(.48)%	(.14)%	(.09)%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$169,782	$188,092	$259,488	$159,603	$159,298	$146,605
Portfolio turnover rate I	47% H	34%	35%	41% J	60%	60%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Discretionary Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$32.20	$42.23	$31.23	$27.78	$26.36	$21.47
Income from Investment Operations
Net investment income (loss) A,B	(.08)	(.24)	(.29)	(.11)	(.09)	(.08)
Net realized and unrealized gain (loss)	(.81)	(7.02)	11.87	4.38	1.78	4.97
Total from investment operations	(.89)	(7.26)	11.58	4.27	1.69	4.89
Distributions from net realized gain	(1.35)	(2.77)	(.58)	(.82)	(.27)	-
Total distributions	(1.35)	(2.77)	(.58)	(.82)	(.27)	-
Net asset value, end of period	$29.96	$32.20	$42.23	$31.23	$27.78	$26.36
Total Return C,D,E	(2.57)%	(18.49)%	37.32%	15.70%	6.56%	22.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.32% H	1.28%	1.30%	1.34%	1.34%	1.38%
Expenses net of fee waivers, if any	1.32% H	1.27%	1.30%	1.34%	1.34%	1.38%
Expenses net of all reductions	1.32% H	1.27%	1.29%	1.33%	1.34%	1.38%
Net investment income (loss)	(.56)% H	(.64)%	(.75)%	(.41)%	(.35)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$31,178	$35,219	$48,288	$33,896	$32,792	$34,622
Portfolio turnover rate I	47% H	34%	35%	41% J	60%	60%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Discretionary Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.92	$35.82	$26.69	$23.97	$22.90	$18.74
Income from Investment Operations
Net investment income (loss) A,B	(.13)	(.36)	(.40)	(.21)	(.19)	(.17)
Net realized and unrealized gain (loss)	(.69)	(5.87)	10.11	3.75	1.53	4.33
Total from investment operations	(.82)	(6.23)	9.71	3.54	1.34	4.16
Distributions from net realized gain	(1.35)	(2.67)	(.58)	(.82)	(.27)	-
Total distributions	(1.35)	(2.67)	(.58)	(.82)	(.27)	-
Net asset value, end of period	$24.75	$26.92	$35.82	$26.69	$23.97	$22.90
Total Return C,D,E	(2.82)%	(18.88)%	36.66%	15.14%	6.02%	22.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.81% H	1.77%	1.79%	1.82%	1.83%	1.87%
Expenses net of fee waivers, if any	1.81% H	1.76%	1.79%	1.82%	1.83%	1.87%
Expenses net of all reductions	1.81% H	1.76%	1.79%	1.82%	1.82%	1.86%
Net investment income (loss)	(1.05)% H	(1.13)%	(1.24)%	(.90)%	(.83)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$44,156	$54,035	$85,549	$65,223	$70,890	$71,116
Portfolio turnover rate I	47% H	34%	35%	41% J	60%	60%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Discretionary Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$38.45	$49.91	$36.63	$32.27	$30.42	$24.64
Income from Investment Operations
Net investment income (loss) A,B	- C	(.05)	(.10)	.04	.06	.06
Net realized and unrealized gain (loss)	(.96)	(8.36)	13.96	5.14	2.06	5.72
Total from investment operations	(.96)	(8.41)	13.86	5.18	2.12	5.78
Distributions from net realized gain	(1.35)	(3.05)	(.58)	(.82)	(.27)	-
Total distributions	(1.35)	(3.05)	(.58)	(.82)	(.27)	-
Net asset value, end of period	$36.14	$38.45	$49.91	$36.63	$32.27	$30.42
Total Return D,E	(2.33)%	(18.04)%	38.05%	16.34%	7.10%	23.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78% H	.75%	.77%	.79%	.80%	.84%
Expenses net of fee waivers, if any	.78% H	.74%	.76%	.79%	.80%	.83%
Expenses net of all reductions	.78% H	.74%	.76%	.79%	.80%	.83%
Net investment income (loss)	(.02)% H	(.11)%	(.22)%	.13%	.19%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$96,840	$118,859	$259,846	$134,907	$159,613	$152,711
Portfolio turnover rate I	47% H	34%	35%	41% J	60%	60%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Discretionary Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$38.59	$50.10	$36.72	$32.31	$31.56
Income from Investment Operations
Net investment income (loss) B,C	.02	- D	(.04)	.09	.10
Net realized and unrealized gain (loss)	(.96)	(8.38)	14.00	5.14	.92
Total from investment operations	(.94)	(8.38)	13.96	5.23	1.02
Distributions from net realized gain	(1.35)	(3.13)	(.58)	(.82)	(.27)
Total distributions	(1.35)	(3.13)	(.58)	(.82)	(.27)
Net asset value, end of period	$36.30	$38.59	$50.10	$36.72	$32.31
Total Return E,F	(2.27)%	(17.93)%	38.23%	16.48%	3.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66% I	.62%	.64%	.66%	.67% I
Expenses net of fee waivers, if any	.65% I	.62%	.64%	.66%	.66% I
Expenses net of all reductions	.65% I	.62%	.64%	.66%	.66% I
Net investment income (loss)	.10% I	.01%	(.09)%	.26%	.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$70,122	$44,785	$87,644	$48,668	$6,786
Portfolio turnover rate J	47% I	34%	35%	41% K	60%

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Energy Fund
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	23.8
Chevron Corp.	6.6
ConocoPhillips Co.	5.1
Valero Energy Corp.	5.0
Halliburton Co.	4.6
Schlumberger Ltd.	4.2
Marathon Petroleum Corp.	4.1
Hess Corp.	3.7
Canadian Natural Resources Ltd.	3.4
Occidental Petroleum Corp.	3.4
63.9

Industries (% of Fund's net assets)

Oil, Gas & Consumable Fuels	84.4
Energy Equipment & Services	15.1
Independent Power and Renewable Electricity Producers	0.4

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity Advisor® Energy Fund
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
Energy Equipment & Services - 15.1%
Oil & Gas Drilling - 1.5%
Nabors Industries Ltd. (a)	7,112	1,262,664
Nabors Industries Ltd. warrants 6/11/26 (a)	6,604	188,214
Noble Corp. PLC (a)	106,400	4,329,416
Odfjell Drilling Ltd. (a)	722,656	1,918,569
Odfjell Technology Ltd. (a)	104,337	376,306
Shelf Drilling Ltd. (a)(b)	579,628	1,713,055
Valaris Ltd. (a)	210,900	15,319,776
		25,108,000
Oil & Gas Equipment & Services - 13.6%
Baker Hughes Co. Class A	8,700	276,138
Cactus, Inc.	30,700	1,661,177
Halliburton Co.	1,879,900	77,489,478
Nextier Oilfield Solutions, Inc. (a)	2,218,200	20,895,444
NOV, Inc.	417,000	10,191,480
Oceaneering International, Inc. (a)	512,600	10,944,010
ProPetro Holding Corp. (a)	727,100	7,234,645
Schlumberger Ltd.	1,242,818	70,815,770
TechnipFMC PLC (a)	2,102,400	29,202,336
		228,710,478
TOTAL ENERGY EQUIPMENT & SERVICES		253,818,478
Independent Power and Renewable Electricity Producers - 0.4%
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	13,200	361,812
Vistra Corp.	304,100	7,012,546
		7,374,358
Oil, Gas & Consumable Fuels - 84.4%
Coal & Consumable Fuels - 0.8%
Arch Resources, Inc. (c)	35,000	5,180,700
CONSOL Energy, Inc.	21,400	1,237,562
Enviva, Inc.	4,200	191,016
Peabody Energy Corp. (a)	216,700	6,043,763
		12,653,041
Integrated Oil & Gas - 39.1%
Cenovus Energy, Inc. (Canada) (c)	2,564,600	51,232,248
Chevron Corp.	637,870	111,002,137
Exxon Mobil Corp.	3,448,261	400,032,756
Imperial Oil Ltd.	265,800	14,527,057
Occidental Petroleum Corp. (c)	881,500	57,112,385
Occidental Petroleum Corp. warrants 8/3/27 (a)	36,987	1,587,482
Suncor Energy, Inc. (c)	596,200	20,692,583
		656,186,648
Oil & Gas Exploration & Production - 29.2%
Antero Resources Corp. (a)	767,900	22,146,236
APA Corp.	566,200	25,099,646
Callon Petroleum Co. (a)	54,740	2,329,187
Canadian Natural Resources Ltd. (c)	942,300	57,838,970
Chesapeake Energy Corp.	73,200	6,347,904
Chord Energy Corp.	39,830	5,708,834
Civitas Resources, Inc.	120,744	8,035,513
ConocoPhillips Co.	698,850	85,168,850
Coterra Energy, Inc.	292,921	7,331,813
Devon Energy Corp.	438,200	27,711,768
Diamondback Energy, Inc.	92,800	13,559,936
EOG Resources, Inc.	160,686	21,250,724
EQT Corp.	428,600	14,002,362
Hess Corp.	418,700	62,871,992
Magnolia Oil & Gas Corp. Class A	235,200	5,553,072
National Energy Services Reunited Corp. (a)	868,700	6,567,372
Northern Oil & Gas, Inc.	76,930	2,578,694
Ovintiv, Inc.	478,900	23,576,247
PDC Energy, Inc.	551,088	37,325,190
Pioneer Natural Resources Co.	124,125	28,592,194
Range Resources Corp.	916,300	22,925,826
SM Energy Co.	132,400	4,351,988
Viper Energy Partners LP	3,900	123,825
		490,998,143
Oil & Gas Refining & Marketing - 10.7%
Marathon Petroleum Corp.	531,778	68,344,109
Phillips 66 Co.	278,737	27,948,959
Valero Energy Corp.	600,200	84,046,006
		180,339,074
Oil & Gas Storage & Transport - 4.6%
Cheniere Energy, Inc.	328,800	50,237,352
Energy Transfer LP	1,624,300	21,570,704
Golar LNG Ltd. (a)	195,700	4,587,208
		76,395,264
TOTAL OIL, GAS & CONSUMABLE FUELS		1,416,572,170
TOTAL COMMON STOCKS (Cost $1,024,251,116)		1,677,765,006

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (d)	2,436,655	2,437,142
Fidelity Securities Lending Cash Central Fund 4.38% (d)(e)	52,679,582	52,684,849
TOTAL MONEY MARKET FUNDS (Cost $55,121,991)		55,121,991

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $1,079,373,107)	1,732,886,997
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(53,626,104)
NET ASSETS - 100.0%	1,679,260,893

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,713,055 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	5,552,227	121,973,334	125,088,419	71,976	-	-	2,437,142	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	58,002,499	390,278,031	395,595,681	52,143	-	-	52,684,849	0.2%
Total	63,554,726	512,251,365	520,684,100	124,119	-	-	55,121,991

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,677,765,006	1,677,765,006	-	-

Money Market Funds	55,121,991	55,121,991	-	-
Total Investments in Securities:	1,732,886,997	1,732,886,997	-	-
Fidelity Advisor® Energy Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,630,106) - See accompanying schedule:
Unaffiliated issuers (cost $1,024,251,116)	$1,677,765,006
Fidelity Central Funds (cost $55,121,991)	55,121,991

Total Investment in Securities (cost $1,079,373,107)		$1,732,886,997
Receivable for investments sold		2,986,182
Receivable for fund shares sold		2,816,876
Dividends receivable		182,293
Distributions receivable from Fidelity Central Funds		16,254
Prepaid expenses		3,388
Other receivables		125,702
Total assets		1,739,017,692
Liabilities
Payable for investments purchased	$2,946,691
Payable for fund shares redeemed	2,817,796
Distributions payable	3,012
Accrued management fee	721,189
Distribution and service plan fees payable	235,279
Other affiliated payables	237,101
Other payables and accrued expenses	111,206
Collateral on securities loaned	52,684,525
Total Liabilities		59,756,799
Net Assets		$1,679,260,893
Net Assets consist of:
Paid in capital		$1,322,274,323
Total accumulated earnings (loss)		356,986,570
Net Assets		$1,679,260,893

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($437,344,323 ÷ 9,720,994 shares) (a)		$44.99
Maximum offering price per share (100/94.25 of $44.99)		$47.73
Class M :
Net Asset Value and redemption price per share ($125,564,398 ÷ 2,713,577 shares) (a)		$46.27
Maximum offering price per share (100/96.50 of $46.27)		$47.95
Class C :
Net Asset Value and offering price per share ($115,689,492 ÷ 2,811,440 shares) (a)		$41.15
Class I :
Net Asset Value , offering price and redemption price per share ($657,472,320 ÷ 13,793,300 shares)		$47.67
Class Z :
Net Asset Value , offering price and redemption price per share ($343,190,360 ÷ 7,215,711 shares)		$47.56
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$26,753,675
Income from Fidelity Central Funds (including $52,143 from security lending)		124,119
Total Income		26,877,794
Expenses
Management fee	$4,017,072
Transfer agent fees	1,126,639
Distribution and service plan fees	1,343,195
Accounting fees	211,324
Custodian fees and expenses	11,700
Independent trustees' fees and expenses	2,556
Registration fees	111,627
Audit	26,957
Legal	1,728
Interest	2,749
Miscellaneous	4,454
Total expenses before reductions	6,860,001
Expense reductions	(28,969)
Total expenses after reductions		6,831,032
Net Investment income (loss)		20,046,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	31,370,399
Foreign currency transactions	(30,407)
Total net realized gain (loss)		31,339,992
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	174,789,416
Assets and liabilities in foreign currencies	(1,245)
Total change in net unrealized appreciation (depreciation)		174,788,171
Net gain (loss)		206,128,163
Net increase (decrease) in net assets resulting from operations		$226,174,925
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,046,762	$24,482,840
Net realized gain (loss)	31,339,992	12,411,332
Change in net unrealized appreciation (depreciation)	174,788,171	401,011,911
Net increase (decrease) in net assets resulting from operations	226,174,925	437,906,083
Distributions to shareholders	(33,437,833)	(14,774,337)
Share transactions - net increase (decrease)	108,933,840	401,499,038
Total increase (decrease) in net assets	301,670,932	824,630,784

Net Assets
Beginning of period	1,377,589,961	552,959,177
End of period	$1,679,260,893	$1,377,589,961

Financial Highlights
Fidelity Advisor® Energy Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$39.49	$23.59	$16.59	$27.88	$37.52	$30.70
Income from Investment Operations
Net investment income (loss) A,B	.53	.80	.65 C	.57	.35	.12
Net realized and unrealized gain (loss)	5.87	15.68	6.94	(11.42)	(9.76)	7.18
Total from investment operations	6.40	16.48	7.59	(10.85)	(9.41)	7.30
Distributions from net investment income	(.90)	(.58)	(.59)	(.44)	(.18) D	(.48)
Distributions from net realized gain	-	-	-	-	(.05) D	- E
Total distributions	(.90)	(.58)	(.59)	(.44)	(.23)	(.48)
Net asset value, end of period	$44.99	$39.49	$23.59	$16.59	$27.88	$37.52
Total Return F,G,H	16.41%	71.12%	46.78%	(39.54)%	(25.07)%	24.07%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.01% K	1.05%	1.11%	1.14%	1.10%	1.11%
Expenses net of fee waivers, if any	1.01% K	1.04%	1.11%	1.14%	1.10%	1.11%
Expenses net of all reductions	1.01% K	1.04%	1.11%	1.12%	1.09%	1.10%
Net investment income (loss)	2.53% K	2.43%	3.15% C	2.62%	1.14%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$437,344	$361,023	$175,221	$114,321	$190,992	$278,555
Portfolio turnover rate L	18% K	37%	45%	84% M	47%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.60%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Energy Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$40.53	$24.20	$17.00	$28.53	$38.36	$31.37
Income from Investment Operations
Net investment income (loss) A,B	.49	.73	.60 C	.53	.27	.03
Net realized and unrealized gain (loss)	6.02	16.11	7.13	(11.71)	(9.97)	7.35
Total from investment operations	6.51	16.84	7.73	(11.18)	(9.70)	7.38
Distributions from net investment income	(.77)	(.51)	(.53)	(.35)	(.08) D	(.39)
Distributions from net realized gain	-	-	-	-	(.05) D	- E
Total distributions	(.77)	(.51)	(.53)	(.35)	(.13)	(.39)
Net asset value, end of period	$46.27	$40.53	$24.20	$17.00	$28.53	$38.36
Total Return F,G,H	16.24%	70.66%	46.37%	(39.66)%	(25.28)%	23.75%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.27% K	1.31%	1.38%	1.40%	1.37%	1.38%
Expenses net of fee waivers, if any	1.27% K	1.31%	1.38%	1.40%	1.36%	1.38%
Expenses net of all reductions	1.27% K	1.31%	1.38%	1.38%	1.36%	1.37%
Net investment income (loss)	2.27% K	2.16%	2.88% C	2.36%	.88%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$125,564	$114,014	$62,519	$43,768	$87,147	$136,828
Portfolio turnover rate L	18% K	37%	45%	84% M	47%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.34%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Energy Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$36.08	$21.60	$15.23	$25.58	$34.39	$28.16
Income from Investment Operations
Net investment income (loss) A,B	.34	.51	.45 C	.39	.12	(.11)
Net realized and unrealized gain (loss)	5.37	14.38	6.38	(10.52)	(8.93)	6.59
Total from investment operations	5.71	14.89	6.83	(10.13)	(8.81)	6.48
Distributions from net investment income	(.64)	(.41)	(.46)	(.22)	-	(.24)
Distributions from net realized gain	-	-	-	-	-	- D
Total distributions	(.64)	(.41)	(.46)	(.22)	-	(.25) E
Net asset value, end of period	$41.15	$36.08	$21.60	$15.23	$25.58	$34.39
Total Return F,G,H	15.99%	69.86%	45.68%	(39.95)%	(25.62)%	23.16%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.76% K	1.79%	1.84%	1.86%	1.82%	1.84%
Expenses net of fee waivers, if any	1.76% K	1.78%	1.84%	1.86%	1.82%	1.83%
Expenses net of all reductions	1.76% K	1.78%	1.84%	1.84%	1.81%	1.83%
Net investment income (loss)	1.78% K	1.69%	2.42% C	1.90%	.42%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$115,689	$105,747	$56,068	$45,212	$90,437	$179,521
Portfolio turnover rate L	18% K	37%	45%	84% M	47%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.88%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Energy Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$41.83	$24.95	$17.51	$29.39	$39.57	$32.36
Income from Investment Operations
Net investment income (loss) A,B	.63	.97	.74 C	.67	.47	.23
Net realized and unrealized gain (loss)	6.21	16.57	7.35	(12.02)	(10.31)	7.57
Total from investment operations	6.84	17.54	8.09	(11.35)	(9.84)	7.80
Distributions from net investment income	(1.00)	(.66)	(.65)	(.53)	(.30) D	(.58)
Distributions from net realized gain	-	-	-	-	(.05) D	- E
Total distributions	(1.00)	(.66)	(.65)	(.53)	(.34) F	(.59) F
Net asset value, end of period	$47.67	$41.83	$24.95	$17.51	$29.39	$39.57
Total Return G,H	16.57%	71.63%	47.26%	(39.33)%	(24.85)%	24.43%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.74% K	.76%	.79%	.82%	.80%	.83%
Expenses net of fee waivers, if any	.74% K	.76%	.79%	.82%	.80%	.83%
Expenses net of all reductions	.74% K	.76%	.79%	.80%	.79%	.82%
Net investment income (loss)	2.80% K	2.71%	3.47% C	2.95%	1.44%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$657,472	$533,005	$177,248	$154,575	$224,599	$373,714
Portfolio turnover rate L	18% K	37%	45%	84% M	47%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.93%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Amount represents less than $.005 per share.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Energy Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$41.75	$24.91	$17.48	$29.35	$39.35
Income from Investment Operations
Net investment income (loss) B,C	.65	1.02	.80 D	.69	.45
Net realized and unrealized gain (loss)	6.20	16.52	7.30	(11.97)	(10.03)
Total from investment operations	6.85	17.54	8.10	(11.28)	(9.58)
Distributions from net investment income	(1.04)	(.70)	(.67)	(.59)	(.37) E
Distributions from net realized gain	-	-	-	-	(.05) E
Total distributions	(1.04)	(.70)	(.67)	(.59)	(.42)
Net asset value, end of period	$47.56	$41.75	$24.91	$17.48	$29.35
Total Return F,G	16.64%	71.83%	47.47%	(39.22)%	(24.34)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.62% J	.63%	.65%	.66%	.65% J
Expenses net of fee waivers, if any	.62% J	.62%	.64%	.66%	.64% J
Expenses net of all reductions	.62% J	.62%	.64%	.64%	.64% J
Net investment income (loss)	2.92% J	2.85%	3.62% D	3.10%	1.82% J
Supplemental Data
Net assets, end of period (000 omitted)	$343,190	$263,802	$81,903	$40,742	$9,255
Portfolio turnover rate K	18% J	37%	45%	84% L	47%

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.07%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Financial Services Fund
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Wells Fargo & Co.	5.2
Bank of America Corp.	5.2
JPMorgan Chase & Co.	4.6
Morgan Stanley	3.7
Chubb Ltd.	3.4
Citigroup, Inc.	3.3
State Street Corp.	3.3
U.S. Bancorp	3.0
Marsh & McLennan Companies, Inc.	2.9
Reinsurance Group of America, Inc.	2.8
37.4

Industries (% of Fund's net assets)

Banks	38.3
Insurance	26.6
Capital Markets	19.3
Consumer Finance	4.7
IT Services	3.7
Thrifts & Mortgage Finance	3.3
Diversified Financial Services	2.8
Professional Services	0.9
Software	0.4

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity Advisor® Financial Services Fund
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
Banks - 38.3%
Diversified Banks - 21.3%
Bank of America Corp.	855,556	30,355,127
Citigroup, Inc.	371,405	19,394,769
JPMorgan Chase & Co.	195,700	27,390,172
U.S. Bancorp	359,800	17,918,040
Wells Fargo & Co.	659,328	30,902,702
		125,960,810
Regional Banks - 17.0%
Associated Banc-Corp.	212,400	4,759,884
BankUnited, Inc.	78,100	2,939,684
Cadence Bank	162,524	4,157,364
Comerica, Inc.	55,400	4,061,374
East West Bancorp, Inc.	86,400	6,784,128
First Citizens Bancshares, Inc.	10,300	8,010,104
First Interstate Bancsystem, Inc.	131,752	4,727,262
Heartland Financial U.S.A., Inc.	84,828	4,196,441
KeyCorp	447,000	8,577,930
M&T Bank Corp.	81,888	12,774,528
PacWest Bancorp	115,700	3,200,262
Popular, Inc.	93,071	6,388,393
Signature Bank	46,200	5,957,490
Truist Financial Corp.	226,100	11,167,079
UMB Financial Corp.	39,500	3,562,505
Wintrust Financial Corp.	50,466	4,616,125
Zions Bancorp NA	80,400	4,274,064
		100,154,617
TOTAL BANKS		226,115,427
Capital Markets - 19.3%
Asset Management & Custody Banks - 9.3%
Affiliated Managers Group, Inc.	26,404	4,561,027
Bank of New York Mellon Corp.	180,200	9,112,714
Brookfield Asset Management Ltd. Class A (a)	26,175	854,614
Brookfield Corp. Class A	104,700	3,894,840
Carlyle Group LP	253,800	9,129,186
Northern Trust Corp.	40,400	3,917,588
Patria Investments Ltd.	281,300	4,340,459
Phoenix Vega Mezz PLC	192,600	8,187
State Street Corp.	212,200	19,380,226
		55,198,841
Financial Exchanges & Data - 3.5%
Bolsa Mexicana de Valores S.A.B. de CV	1,795,500	3,894,120
Cboe Global Markets, Inc.	23,473	2,884,362
CME Group, Inc.	78,400	13,850,144
		20,628,626
Investment Banking & Brokerage - 6.5%
Lazard Ltd. Class A	120,052	4,811,684
Morgan Stanley	220,100	21,422,333
Raymond James Financial, Inc.	74,050	8,350,619
Virtu Financial, Inc. Class A	184,860	3,569,647
		38,154,283
TOTAL CAPITAL MARKETS		113,981,750
Consumer Finance - 4.7%
Consumer Finance - 4.7%
Capital One Financial Corp.	128,438	15,284,122
FirstCash Holdings, Inc.	73,851	6,807,585
OneMain Holdings, Inc.	126,100	5,439,954
		27,531,661
Diversified Financial Services - 2.8%
Multi-Sector Holdings - 0.8%
Cannae Holdings, Inc. (a)	206,440	5,045,394
Other Diversified Financial Services - 2.0%
Apollo Global Management, Inc.	166,400	11,777,792
Sunrisemezz Ltd. (a)	45,000	5,513
		11,783,305
TOTAL DIVERSIFIED FINANCIAL SERVICES		16,828,699
Insurance - 26.6%
Insurance Brokers - 4.8%
Arthur J. Gallagher & Co.	58,900	11,527,908
Marsh & McLennan Companies, Inc.	97,200	17,001,252
		28,529,160
Life & Health Insurance - 2.9%
Globe Life, Inc.	93,027	11,242,313
Primerica, Inc.	35,300	5,709,775
		16,952,088
Multi-Line Insurance - 1.8%
Assurant, Inc.	200	26,518
Hartford Financial Services Group, Inc.	137,400	10,663,614
		10,690,132
Property & Casualty Insurance - 14.3%
American Financial Group, Inc.	48,400	6,901,356
Beazley PLC	737,300	6,044,719
Chubb Ltd.	88,300	20,087,367
Direct Line Insurance Group PLC	2,035,800	4,453,704
Fidelity National Financial, Inc.	176,700	7,780,101
First American Financial Corp.	155,819	9,640,522
Hiscox Ltd.	466,600	6,468,662
Lancashire Holdings Ltd.	594,800	4,583,120
Selective Insurance Group, Inc.	44,446	4,222,370
The Travelers Companies, Inc.	76,303	14,583,029
		84,764,950
Reinsurance - 2.8%
Reinsurance Group of America, Inc.	108,700	16,497,399
TOTAL INSURANCE		157,433,729
IT Services - 3.2%
Data Processing & Outsourced Services - 3.2%
Fidelity National Information Services, Inc.	27,400	2,056,096
Global Payments, Inc.	63,500	7,157,720
MasterCard, Inc. Class A	26,500	9,820,900
		19,034,716
Professional Services - 0.9%
Research & Consulting Services - 0.9%
Dun & Bradstreet Holdings, Inc.	198,700	2,910,955
Equifax, Inc.	11,000	2,444,200
		5,355,155
Software - 0.4%
Application Software - 0.4%
Black Knight, Inc. (a)	39,300	2,381,187
Thrifts & Mortgage Finance - 3.3%
Thrifts & Mortgage Finance - 3.3%
Essent Group Ltd.	176,000	7,749,280
NMI Holdings, Inc. (a)	342,989	7,967,634
Walker & Dunlop, Inc.	36,900	3,519,522
		19,236,436
TOTAL COMMON STOCKS (Cost $493,398,399)		587,898,760

Convertible Bonds - 0.5%
	Principal Amount (b)	Value ($)
IT Services - 0.5%
Data Processing & Outsourced Services - 0.5%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $3,116,255)	4,915,000	3,105,789

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c) (Cost $2,575,881)	2,575,366	2,575,881

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $499,090,535)	593,580,430
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,927,783)
NET ASSETS - 100.0%	590,652,647

Legend

(a)	Non-income producing
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,162,568	94,971,604	93,558,291	39,916	-	-	2,575,881	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	4,928,049	38,191,452	43,119,501	3,057	-	-	-	0.0%
Total	6,090,617	133,163,056	136,677,792	42,973	-	-	2,575,881

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	587,898,760	587,898,760	-	-

Convertible Bonds	3,105,789	-	3,105,789	-

Money Market Funds	2,575,881	2,575,881	-	-
Total Investments in Securities:	593,580,430	590,474,641	3,105,789	-
Fidelity Advisor® Financial Services Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $496,514,654)	$591,004,549
Fidelity Central Funds (cost $2,575,881)	2,575,881

Total Investment in Securities (cost $499,090,535)		$593,580,430
Receivable for investments sold		872,590
Receivable for fund shares sold		406,469
Dividends receivable		361,348
Distributions receivable from Fidelity Central Funds		17,310
Prepaid expenses		1,830
Total assets		595,239,977
Liabilities
Payable for investments purchased	$3,094,007
Payable for fund shares redeemed	1,005,074
Accrued management fee	250,751
Distribution and service plan fees payable	115,011
Other affiliated payables	87,508
Other payables and accrued expenses	34,979
Total Liabilities		4,587,330
Net Assets		$590,652,647
Net Assets consist of:
Paid in capital		$495,441,448
Total accumulated earnings (loss)		95,211,199
Net Assets		$590,652,647

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($199,435,376 ÷ 7,312,587 shares) (a)		$27.27
Maximum offering price per share (100/94.25 of $27.27)		$28.93
Class M :
Net Asset Value and redemption price per share ($73,493,295 ÷ 2,728,168 shares) (a)		$26.94
Maximum offering price per share (100/96.50 of $26.94)		$27.92
Class C :
Net Asset Value and offering price per share ($55,639,628 ÷ 2,195,371 shares) (a)		$25.34
Class I :
Net Asset Value , offering price and redemption price per share ($135,027,467 ÷ 4,786,493 shares)		$28.21
Class Z :
Net Asset Value , offering price and redemption price per share ($127,056,881 ÷ 4,516,173 shares)		$28.13
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$7,606,435
Interest		178,534
Income from Fidelity Central Funds (including $3,057 from security lending)		42,973
Total Income		7,827,942
Expenses
Management fee	$1,411,005
Transfer agent fees	427,539
Distribution and service plan fees	681,389
Accounting fees	92,676
Custodian fees and expenses	13,053
Independent trustees' fees and expenses	914
Registration fees	66,678
Audit	26,787
Legal	575
Miscellaneous	1,702
Total expenses before reductions	2,722,318
Expense reductions	(10,169)
Total expenses after reductions		2,712,149
Net Investment income (loss)		5,115,793
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,967,780
Foreign currency transactions	12,859
Total net realized gain (loss)		7,980,639
Change in net unrealized appreciation (depreciation) on investment securities		42,670,156
Net gain (loss)		50,650,795
Net increase (decrease) in net assets resulting from operations		$55,766,588
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,115,793	$8,232,044
Net realized gain (loss)	7,980,639	30,550,934
Change in net unrealized appreciation (depreciation)	42,670,156	(69,481,639)
Net increase (decrease) in net assets resulting from operations	55,766,588	(30,698,661)
Distributions to shareholders	(30,785,439)	(21,010,596)
Share transactions - net increase (decrease)	54,778,507	95,349,433
Total increase (decrease) in net assets	79,759,656	43,640,176

Net Assets
Beginning of period	510,892,991	467,252,815
End of period	$590,652,647	$510,892,991

Financial Highlights
Fidelity Advisor® Financial Services Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.31	$28.41	$18.00	$21.47	$21.84	$19.55
Income from Investment Operations
Net investment income (loss) A,B	.25	.44	.42	.40	.27	.12
Net realized and unrealized gain (loss)	2.19	(1.32)	10.55	(3.59)	.07	2.25
Total from investment operations	2.44	(.88)	10.97	(3.19)	.34	2.37
Distributions from net investment income	(.45)	(.43)	(.45)	(.28)	(.18)	(.07)
Distributions from net realized gain	(1.03)	(.80)	(.11)	-	(.53)	(.01)
Total distributions	(1.48)	(1.22) C	(.56)	(.28)	(.71)	(.08)
Net asset value, end of period	$27.27	$26.31	$28.41	$18.00	$21.47	$21.84
Total Return D,E,F	9.93%	(3.40)%	61.84%	(15.15)%	2.05%	12.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.05% I	1.03%	1.07%	1.09%	1.08%	1.10%
Expenses net of fee waivers, if any	1.04% I	1.03%	1.07%	1.09%	1.07%	1.10%
Expenses net of all reductions	1.04% I	1.03%	1.06%	1.08%	1.07%	1.09%
Net investment income (loss)	1.89% I	1.55%	1.76%	1.97%	1.31%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$199,435	$189,413	$181,251	$104,761	$145,799	$174,786
Portfolio turnover rate J	46% I	40%	51%	88% K	51%	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Financial Services Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.98	$28.08	$17.79	$21.23	$21.60	$19.34
Income from Investment Operations
Net investment income (loss) A,B	.21	.37	.36	.34	.21	.06
Net realized and unrealized gain (loss)	2.17	(1.31)	10.44	(3.55)	.07	2.23
Total from investment operations	2.38	(.94)	10.80	(3.21)	.28	2.29
Distributions from net investment income	(.39)	(.37)	(.39)	(.23)	(.13)	(.02)
Distributions from net realized gain	(1.03)	(.80)	(.11)	-	(.53)	(.01)
Total distributions	(1.42)	(1.16) C	(.51) C	(.23)	(.65) C	(.03)
Net asset value, end of period	$26.94	$25.98	$28.08	$17.79	$21.23	$21.60
Total Return D,E,F	9.79%	(3.63)%	61.48%	(15.38)%	1.77%	11.84%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.29% I	1.28%	1.32%	1.35%	1.34%	1.37%
Expenses net of fee waivers, if any	1.29% I	1.28%	1.32%	1.35%	1.34%	1.37%
Expenses net of all reductions	1.29% I	1.28%	1.31%	1.34%	1.33%	1.36%
Net investment income (loss)	1.64% I	1.30%	1.51%	1.72%	1.04%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$73,493	$69,176	$60,508	$34,828	$48,210	$53,178
Portfolio turnover rate J	46% I	40%	51%	88% K	51%	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Financial Services Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.44	$26.48	$16.80	$20.04	$20.41	$18.34
Income from Investment Operations
Net investment income (loss) A,B	.14	.21	.22	.23	.11	(.04)
Net realized and unrealized gain (loss)	2.04	(1.23)	9.85	(3.37)	.07	2.11
Total from investment operations	2.18	(1.02)	10.07	(3.14)	.18	2.07
Distributions from net investment income	(.25)	(.23)	(.28)	(.10)	(.03)	-
Distributions from net realized gain	(1.03)	(.80)	(.11)	-	(.53)	-
Total distributions	(1.28)	(1.02) C	(.39)	(.10)	(.55) C	-
Net asset value, end of period	$25.34	$24.44	$26.48	$16.80	$20.04	$20.41
Total Return D,E,F	9.52%	(4.13)%	60.62%	(15.79)%	1.29%	11.29%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.79% I	1.79%	1.83%	1.84%	1.83%	1.86%
Expenses net of fee waivers, if any	1.79% I	1.78%	1.82%	1.84%	1.82%	1.85%
Expenses net of all reductions	1.79% I	1.78%	1.82%	1.83%	1.82%	1.85%
Net investment income (loss)	1.14% I	.80%	1.00%	1.22%	.56%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$55,640	$58,177	$57,856	$41,947	$71,609	$120,947
Portfolio turnover rate J	46% I	40%	51%	88% K	51%	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Financial Services Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.20	$29.32	$18.55	$22.11	$22.47	$20.11
Income from Investment Operations
Net investment income (loss) A,B	.29	.54	.52	.47	.33	.18
Net realized and unrealized gain (loss)	2.27	(1.37)	10.86	(3.69)	.08	2.32
Total from investment operations	2.56	(.83)	11.38	(3.22)	.41	2.50
Distributions from net investment income	(.53)	(.50)	(.50)	(.34)	(.25)	(.13)
Distributions from net realized gain	(1.03)	(.80)	(.11)	-	(.53)	(.01)
Total distributions	(1.55) C	(1.29) C	(.61)	(.34)	(.77) C	(.14)
Net asset value, end of period	$28.21	$27.20	$29.32	$18.55	$22.11	$22.47
Total Return D,E	10.09%	(3.13)%	62.31%	(14.91)%	2.36%	12.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77% H	.76%	.79%	.80%	.80%	.83%
Expenses net of fee waivers, if any	.77% H	.76%	.79%	.80%	.79%	.83%
Expenses net of all reductions	.77% H	.76%	.78%	.78%	.79%	.82%
Net investment income (loss)	2.16% H	1.82%	2.04%	2.27%	1.59%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$135,027	$131,118	$118,424	$85,299	$107,059	$162,724
Portfolio turnover rate I	46% H	40%	51%	88% J	51%	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Financial Services Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$27.16	$29.28	$18.53	$22.09	$21.99
Income from Investment Operations
Net investment income (loss) B,C	.31	.57	.54	.49	.25
Net realized and unrealized gain (loss)	2.25	(1.37)	10.86	(3.67)	.66
Total from investment operations	2.56	(.80)	11.40	(3.18)	.91
Distributions from net investment income	(.57)	(.53)	(.54)	(.38)	(.29)
Distributions from net realized gain	(1.03)	(.80)	(.11)	-	(.53)
Total distributions	(1.59) D	(1.32) D	(.65)	(.38)	(.81) D
Net asset value, end of period	$28.13	$27.16	$29.28	$18.53	$22.09
Total Return E,F	10.14%	(3.03)%	62.53%	(14.79)%	4.72%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.65% I	.64%	.66%	.67%	.66% I
Expenses net of fee waivers, if any	.64% I	.63%	.66%	.67%	.65% I
Expenses net of all reductions	.64% I	.63%	.65%	.65%	.65% I
Net investment income (loss)	2.29% I	1.95%	2.17%	2.40%	1.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$127,057	$63,009	$49,214	$30,790	$7,041
Portfolio turnover rate J	46% I	40%	51%	88% K	51%

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Health Care Fund
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

UnitedHealth Group, Inc.	9.5
Boston Scientific Corp.	5.7
Eli Lilly & Co.	5.6
Thermo Fisher Scientific, Inc.	5.5
Danaher Corp.	4.9
Penumbra, Inc.	4.3
Cigna Corp.	4.0
Regeneron Pharmaceuticals, Inc.	3.7
Insulet Corp.	3.2
Humana, Inc.	2.9
49.3

Industries (% of Fund's net assets)

Health Care Providers & Services	26.5
Health Care Equipment & Supplies	21.1
Biotechnology	20.7
Life Sciences Tools & Services	15.4
Pharmaceuticals	12.4
Health Care Technology	2.4
Personal Products	0.3
Specialty Retail	0.2
Diversified Financial Services	0.1

Fidelity Advisor® Health Care Fund
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
Biotechnology - 20.1%
Biotechnology - 20.1%
ADC Therapeutics SA (a)	700,000	3,577,000
Agios Pharmaceuticals, Inc. (a)(b)	250,000	7,370,000
Alnylam Pharmaceuticals, Inc. (a)	235,000	53,204,000
Ambrx Biopharma, Inc. ADR (a)(b)	227,300	429,597
Arcutis Biotherapeutics, Inc. (a)	600,000	9,942,000
Argenx SE ADR (a)	340,000	129,965,000
Ascendis Pharma A/S sponsored ADR (a)	565,607	70,180,517
Avidity Biosciences, Inc. (a)	25,579	606,222
Beam Therapeutics, Inc. (a)(b)	280,000	12,166,000
Blueprint Medicines Corp. (a)	700,000	32,718,000
Caris Life Sciences, Inc. (c)(d)	1,098,028	6,148,957
Celldex Therapeutics, Inc. (a)	470,000	20,708,200
Century Therapeutics, Inc. (a)	600,000	2,742,000
Cerevel Therapeutics Holdings (a)	1,000,000	34,150,000
Cytokinetics, Inc. (a)	1,080,000	45,878,400
Denali Therapeutics, Inc. (a)	270,191	8,178,682
Erasca, Inc. (a)(b)	1,251,756	5,007,024
Exact Sciences Corp. (a)(b)	340,000	22,956,800
Generation Bio Co. (a)	297,443	1,754,914
Instil Bio, Inc. (a)	535,251	435,641
Janux Therapeutics, Inc. (a)	400,000	8,884,000
Karuna Therapeutics, Inc. (a)	165,000	32,899,350
Keros Therapeutics, Inc. (a)	379,269	22,213,785
Legend Biotech Corp. ADR (a)	1,250,000	63,125,000
Morphic Holding, Inc. (a)	194,100	6,352,893
Nuvalent, Inc. Class A (a)	256,087	7,746,632
Poseida Therapeutics, Inc. (a)	1,152,120	8,018,755
PTC Therapeutics, Inc. (a)	500,000	22,945,000
Regeneron Pharmaceuticals, Inc. (a)	285,000	216,163,950
Relay Therapeutics, Inc. (a)(b)	690,000	14,807,400
Repligen Corp. (a)(b)	185,000	34,280,500
Sarepta Therapeutics, Inc. (a)	385,000	48,113,450
Scholar Rock Holding Corp. (a)	93,003	1,125,336
Seagen, Inc. (a)	120,000	16,737,600
Shattuck Labs, Inc. (a)	668,725	2,788,583
Stoke Therapeutics, Inc. (a)	320,000	3,187,200
uniQure B.V. (a)	440,000	9,350,000
Vaxcyte, Inc. (a)	630,000	28,570,500
Vertex Pharmaceuticals, Inc. (a)	240,000	77,544,000
Verve Therapeutics, Inc. (a)(b)	180,000	4,095,000
Xencor, Inc. (a)	1,000,000	32,920,000
Xenon Pharmaceuticals, Inc. (a)	375,000	14,658,750
Zai Lab Ltd. (a)	4,600,000	19,240,911
Zentalis Pharmaceuticals, Inc. (a)(b)	850,000	20,060,000
		1,183,947,549
Health Care Equipment & Supplies - 21.1%
Health Care Equipment - 20.8%
Boston Scientific Corp. (a)	7,200,000	333,000,000
Inspire Medical Systems, Inc. (a)	118,000	29,861,080
Insulet Corp. (a)	660,000	189,631,200
Intuitive Surgical, Inc. (a)	75,000	18,426,750
Masimo Corp. (a)	690,000	117,355,200
Nevro Corp. (a)	640,000	23,500,800
Novocure Ltd. (a)	339,627	30,967,190
Outset Medical, Inc. (a)	600,000	16,872,000
Penumbra, Inc. (a)	1,000,000	250,410,000
PROCEPT BioRobotics Corp. (a)	400,000	15,556,000
ResMed, Inc.	370,000	84,496,900
Stryker Corp.	280,000	71,066,800
Tandem Diabetes Care, Inc. (a)	1,040,000	42,369,600
		1,223,513,520
Health Care Supplies - 0.3%
The Cooper Companies, Inc.	45,000	15,701,850
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,239,215,370
Health Care Providers & Services - 26.5%
Health Care Facilities - 2.3%
Acadia Healthcare Co., Inc. (a)	384,700	32,322,494
HCA Holdings, Inc.	60,000	15,304,200
Surgery Partners, Inc. (a)	2,550,727	84,684,136
The Oncology Institute, Inc. (a)(c)	1,472,782	2,179,717
		134,490,547
Health Care Services - 8.0%
agilon health, Inc. (a)(b)	6,690,000	145,574,400
Cigna Corp.	740,000	234,335,800
Guardant Health, Inc. (a)	500,000	15,715,000
LifeStance Health Group, Inc. (a)	2,940,255	15,524,546
Oak Street Health, Inc. (a)(b)	2,080,000	60,444,800
		471,594,546
Managed Health Care - 16.2%
Alignment Healthcare, Inc. (a)	2,290,700	28,290,145
Centene Corp. (a)	1,850,000	141,044,000
Humana, Inc.	330,000	168,861,000
Molina Healthcare, Inc. (a)	169,000	52,699,270
UnitedHealth Group, Inc.	1,120,000	559,092,800
		949,987,215
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,556,072,308
Health Care Technology - 2.1%
Health Care Technology - 2.1%
Doximity, Inc. (a)(b)	970,000	34,211,900
Medlive Technology Co. Ltd. (e)	2,180,000	3,011,414
Phreesia, Inc. (a)	800,000	29,992,000
Veeva Systems, Inc. Class A (a)	325,000	55,428,750
		122,644,064
Life Sciences Tools & Services - 15.4%
Life Sciences Tools & Services - 15.4%
10X Genomics, Inc. (a)(b)	210,000	9,834,300
Bruker Corp.	900,000	63,108,000
Danaher Corp.	1,100,000	290,818,000
IQVIA Holdings, Inc. (a)	415,000	95,205,150
Lonza Group AG	69,000	39,360,468
Olink Holding AB ADR (a)	768,800	15,053,104
Sartorius Stedim Biotech	40,000	13,867,685
Seer, Inc. (a)	480,430	2,185,957
Thermo Fisher Scientific, Inc.	570,000	325,088,100
West Pharmaceutical Services, Inc.	190,000	50,464,000
		904,984,764
Personal Products - 0.3%
Personal Products - 0.3%
The Beauty Health Co. (a)(b)	522,877	5,960,798
The Beauty Health Co. (a)(c)	1,000,000	11,400,000
		17,360,798
Pharmaceuticals - 12.3%
Pharmaceuticals - 12.3%
Arvinas Holding Co. LLC (a)	470,000	15,401,900
AstraZeneca PLC (United Kingdom)	1,000,000	131,012,545
Eli Lilly & Co.	960,000	330,384,000
Pharvaris BV (a)	400,000	3,600,000
Roche Holding AG (participation certificate)	180,000	56,190,672
Royalty Pharma PLC	3,802,200	149,008,218
UCB SA	425,000	34,828,481
Verona Pharma PLC ADR (a)	280,000	6,171,200
		726,597,016
Specialty Retail - 0.2%
Specialty Stores - 0.2%
Warby Parker, Inc. (a)(b)	870,000	14,050,500
TOTAL COMMON STOCKS (Cost $3,956,122,084)		5,764,872,369

Preferred Stocks - 1.1%
	Shares	Value ($)
Convertible Preferred Stocks - 1.0%
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (a)(c)(d)	67,547	3,958,254
Caris Life Sciences, Inc. Series D (a)(c)(d)	2,082,481	11,661,894
Cleerly, Inc. Series C (c)(d)	882,089	10,320,441
Element Biosciences, Inc. Series C (a)(c)(d)	376,690	6,196,551
ElevateBio LLC Series C (a)(c)(d)	163,300	596,045
Inscripta, Inc. Series E (a)(c)(d)	826,424	3,727,172
		36,460,357
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	236,142	2,592,839

Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1(a)(c)(d)	130,618	6,601,434
Series E1(c)(d)	46,526	2,351,424
Omada Health, Inc. Series E (a)(c)(d)	1,456,953	4,662,250
Wugen, Inc. Series B (a)(c)(d)	300,054	1,566,282
		15,181,390
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	638,900	3,520,339
Galvanize Therapeutics Series B (c)(d)	2,552,870	4,339,879
		7,860,218
TOTAL CONVERTIBLE PREFERRED STOCKS		62,094,804
Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(f)	327,591	5,424,907

TOTAL PREFERRED STOCKS (Cost $88,348,047)		67,519,711

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	56,668,892	56,680,226
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	294,572,942	294,602,399
TOTAL MONEY MARKET FUNDS (Cost $351,282,625)		351,282,625

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $4,395,752,756)	6,183,674,705
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(302,300,934)
NET ASSETS - 100.0%	5,881,373,771

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,248,385 or 1.5% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,011,414 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	5,001,455

Aledade, Inc. Series E1	5/20/22	2,317,665

Aristea Therapeutics, Inc. Series B	10/06/20	3,522,703

Asimov, Inc. Series B	10/29/21	6,260,303

Caris Life Sciences, Inc.	10/06/22	6,148,957

Caris Life Sciences, Inc. Series D	5/11/21	16,868,096

Cleerly, Inc. Series C	7/08/22	10,391,538

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,353,960

Element Biosciences, Inc. Series C	6/21/21	7,743,503

ElevateBio LLC Series C	3/09/21	685,044

Galvanize Therapeutics Series B	3/29/22	4,419,746

Inscripta, Inc. Series E	3/30/21	7,297,324

Omada Health, Inc. Series E	12/22/21	8,734,725

The Beauty Health Co.	12/08/20	10,000,000

The Oncology Institute, Inc.	6/28/21	14,727,820

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	9,402,913

Wugen, Inc. Series B	7/09/21	2,326,889

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	37,778,923	449,812,807	430,911,504	609,983	-	-	56,680,226	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	346,068,627	782,684,048	834,150,276	337,679	-	-	294,602,399	1.0%
Total	383,847,550	1,232,496,855	1,265,061,780	947,662	-	-	351,282,625

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	5,764,872,369	5,509,907,402	248,816,010	6,148,957

Preferred Stocks	67,519,711	-	-	67,519,711

Money Market Funds	351,282,625	351,282,625	-	-
Total Investments in Securities:	6,183,674,705	5,861,190,027	248,816,010	73,668,668

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$73,588,926
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(6,069,365)
Cost of Purchases	150
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$67,519,711
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$(6,069,365)
Other Investments in Securities
Beginning Balance	$-
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	6,148,957
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$6,148,957
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity Advisor® Health Care Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $298,108,794) - See accompanying schedule:
Unaffiliated issuers (cost $4,044,470,131)	$5,832,392,080
Fidelity Central Funds (cost $351,282,625)	351,282,625

Total Investment in Securities (cost $4,395,752,756)		$6,183,674,705
Cash		74,965
Foreign currency held at value (cost $4,770,608)		4,770,608
Receivable for investments sold		22,594,381
Receivable for fund shares sold		4,012,815
Dividends receivable		744,273
Distributions receivable from Fidelity Central Funds		303,478
Prepaid expenses		12,770
Total assets		6,216,187,995
Liabilities
Payable for investments purchased	$26,817,752
Payable for fund shares redeemed	9,150,159
Accrued management fee	2,551,150
Distribution and service plan fees payable	823,277
Other affiliated payables	831,078
Other payables and accrued expenses	40,286
Collateral on securities loaned	294,600,522
Total Liabilities		334,814,224
Net Assets		$5,881,373,771
Net Assets consist of:
Paid in capital		$4,242,061,693
Total accumulated earnings (loss)		1,639,312,078
Net Assets		$5,881,373,771

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,527,652,675 ÷ 25,768,711 shares) (a)		$59.28
Maximum offering price per share (100/94.25 of $59.28)		$62.90
Class M :
Net Asset Value and redemption price per share ($327,957,033 ÷ 6,046,091 shares) (a)		$54.24
Maximum offering price per share (100/96.50 of $54.24)		$56.21
Class C :
Net Asset Value and offering price per share ($451,452,169 ÷ 10,236,878 shares) (a)		$44.10
Class I :
Net Asset Value , offering price and redemption price per share ($2,732,280,999 ÷ 41,526,030 shares)		$65.80
Class Z :
Net Asset Value , offering price and redemption price per share ($842,030,895 ÷ 12,769,134 shares)		$65.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$13,150,741
Income from Fidelity Central Funds (including $337,679 from security lending)		947,662
Total Income		14,098,403
Expenses
Management fee	$15,260,761
Transfer agent fees	4,500,290
Distribution and service plan fees	5,005,789
Accounting fees	495,404
Custodian fees and expenses	33,427
Independent trustees' fees and expenses	10,102
Registration fees	123,348
Audit	28,906
Legal	5,058
Miscellaneous	19,922
Total expenses before reductions	25,483,007
Expense reductions	(111,889)
Total expenses after reductions		25,371,118
Net Investment income (loss)		(11,272,715)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(34,996,905)
Foreign currency transactions	(86,771)
Total net realized gain (loss)		(35,083,676)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	219,343,467
Assets and liabilities in foreign currencies	62,990
Total change in net unrealized appreciation (depreciation)		219,406,457
Net gain (loss)		184,322,781
Net increase (decrease) in net assets resulting from operations		$173,050,066
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(11,272,715)	$(21,390,615)
Net realized gain (loss)	(35,083,676)	27,533,492
Change in net unrealized appreciation (depreciation)	219,406,457	(866,631,680)
Net increase (decrease) in net assets resulting from operations	173,050,066	(860,488,803)
Distributions to shareholders	-	(421,462,568)
Share transactions - net increase (decrease)	(173,169,812)	(34,838,590)
Total increase (decrease) in net assets	(119,746)	(1,316,789,961)

Net Assets
Beginning of period	5,881,493,517	7,198,283,478
End of period	$5,881,373,771	$5,881,493,517

Financial Highlights
Fidelity Advisor® Health Care Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$57.59	$69.58	$61.07	$49.21	$50.14	$41.85
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.26)	(.26)	(.04)	(.07)	(.07)
Net realized and unrealized gain (loss)	1.83	(7.58)	12.55	12.08	1.36	8.36
Total from investment operations	1.69	(7.84)	12.29	12.04	1.29	8.29
Distributions from net investment income	-	-	(.16)	-	-	-
Distributions from net realized gain	-	(4.15)	(3.62)	(.18)	(2.22)	-
Total distributions	-	(4.15)	(3.78)	(.18)	(2.22)	-
Net asset value, end of period	$59.28	$57.59	$69.58	$61.07	$49.21	$50.14
Total Return C,D,E	2.93%	(11.90)%	20.70%	24.50%	2.87%	19.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98% H	.97%	.98%	1.01%	1.02%	1.05%
Expenses net of fee waivers, if any	.98% H	.97%	.98%	1.00%	1.02%	1.05%
Expenses net of all reductions	.98% H	.97%	.98%	1.00%	1.02%	1.04%
Net investment income (loss)	(.49)% H	(.42)%	(.39)%	(.07)%	(.14)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,527,653	$1,488,238	$1,735,235	$1,372,082	$1,121,411	$1,003,430
Portfolio turnover rate I	42% H	33%	38%	53% J	45%	81%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Health Care Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$52.76	$64.25	$56.62	$45.75	$46.89	$39.25
Income from Investment Operations
Net investment income (loss) A,B	(.19)	(.38)	(.39)	(.16)	(.18)	(.18)
Net realized and unrealized gain (loss)	1.67	(6.96)	11.61	11.21	1.26	7.82
Total from investment operations	1.48	(7.34)	11.22	11.05	1.08	7.64
Distributions from net investment income	-	-	(.02)	-	-	-
Distributions from net realized gain	-	(4.15)	(3.57)	(.18)	(2.22)	-
Total distributions	-	(4.15)	(3.59)	(.18)	(2.22)	-
Net asset value, end of period	$54.24	$52.76	$64.25	$56.62	$45.75	$46.89
Total Return C,D,E	2.81%	(12.12)%	20.39%	24.19%	2.61%	19.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.23% H	1.22%	1.23%	1.26%	1.28%	1.32%
Expenses net of fee waivers, if any	1.23% H	1.22%	1.23%	1.26%	1.28%	1.32%
Expenses net of all reductions	1.23% H	1.22%	1.23%	1.26%	1.28%	1.31%
Net investment income (loss)	(.74)% H	(.67)%	(.65)%	(.33)%	(.40)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$327,957	$330,452	$402,175	$349,280	$306,758	$298,061
Portfolio turnover rate I	42% H	33%	38%	53% J	45%	81%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Health Care Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$43.00	$53.40	$47.63	$38.70	$40.21	$33.82
Income from Investment Operations
Net investment income (loss) A,B	(.27)	(.55)	(.58)	(.34)	(.34)	(.33)
Net realized and unrealized gain (loss)	1.37	(5.70)	9.71	9.45	1.05	6.72
Total from investment operations	1.10	(6.25)	9.13	9.11	.71	6.39
Distributions from net realized gain	-	(4.15)	(3.36)	(.18)	(2.22)	-
Total distributions	-	(4.15)	(3.36)	(.18)	(2.22)	-
Net asset value, end of period	$44.10	$43.00	$53.40	$47.63	$38.70	$40.21
Total Return C,D,E	2.56%	(12.56)%	19.78%	23.58%	2.10%	18.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.73% H	1.72%	1.73%	1.76%	1.77%	1.80%
Expenses net of fee waivers, if any	1.73% H	1.72%	1.73%	1.76%	1.77%	1.80%
Expenses net of all reductions	1.73% H	1.72%	1.73%	1.75%	1.77%	1.79%
Net investment income (loss)	(1.24)% H	(1.17)%	(1.15)%	(.82)%	(.88)%	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$451,452	$501,742	$697,626	$654,487	$585,093	$669,639
Portfolio turnover rate I	42% H	33%	38%	53% J	45%	81%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Health Care Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$63.83	$76.48	$66.81	$53.77	$54.43	$45.35
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.11)	(.10)	.11	.07	.05
Net realized and unrealized gain (loss)	2.04	(8.39)	13.76	13.22	1.49	9.06
Total from investment operations	1.97	(8.50)	13.66	13.33	1.56	9.11
Distributions from net investment income	-	-	(.30)	-	-	-
Distributions from net realized gain	-	(4.15)	(3.69)	(.29)	(2.22)	(.03)
Total distributions	-	(4.15)	(3.99)	(.29)	(2.22)	(.03)
Net asset value, end of period	$65.80	$63.83	$76.48	$66.81	$53.77	$54.43
Total Return C,D	3.09%	(11.68)%	21.01%	24.84%	3.14%	20.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72% G	.71%	.72%	.74%	.76%	.79%
Expenses net of fee waivers, if any	.72% G	.71%	.72%	.74%	.76%	.79%
Expenses net of all reductions	.72% G	.71%	.72%	.74%	.76%	.78%
Net investment income (loss)	(.23)% G	(.16)%	(.13)%	.19%	.13%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,732,281	$2,743,740	$3,410,787	$2,546,323	$1,783,417	$1,316,804
Portfolio turnover rate H	42% G	33%	38%	53% I	45%	81%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Health Care Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$63.93	$76.55	$66.88	$53.84	$57.87
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.03)	(.01)	.19	.13
Net realized and unrealized gain (loss)	2.04	(8.38)	13.77	13.22	(1.94)
Total from investment operations	2.01	(8.41)	13.76	13.41	(1.81)
Distributions from net investment income	-	-	(.37)	-	-
Distributions from net realized gain	-	(4.21)	(3.73)	(.37)	(2.22)
Total distributions	-	(4.21)	(4.09) D	(.37)	(2.22)
Net asset value, end of period	$65.94	$63.93	$76.55	$66.88	$53.84
Total Return E,F	3.14%	(11.56)%	21.15%	24.98%	(2.86)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.59%	.60%	.61%	.62% I
Expenses net of fee waivers, if any	.59% I	.59%	.60%	.61%	.62% I
Expenses net of all reductions	.59% I	.59%	.59%	.61%	.62% I
Net investment income (loss)	(.10)% I	(.04)%	(.01)%	.32%	.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$842,031	$817,321	$952,460	$610,481	$238,873
Portfolio turnover rate J	42% I	33%	38%	53% K	45%

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Industrials Fund
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Fortive Corp.	7.2
AMETEK, Inc.	7.2
Willscot Mobile Mini Holdings	7.1
The Boeing Co.	6.8
Roper Technologies, Inc.	5.9
Saia, Inc.	5.5
Honeywell International, Inc.	5.5
Flowserve Corp.	4.8
Howmet Aerospace, Inc.	4.5
Ingersoll Rand, Inc.	4.5
59.0

Industries (% of Fund's net assets)

Machinery	31.9
Aerospace & Defense	23.7
Road & Rail	10.3
Electrical Equipment	7.7
Construction & Engineering	7.3
Software	5.9
Industrial Conglomerates	5.5
Air Freight & Logistics	3.9
Commercial Services & Supplies	3.6
Professional Services	1.3

Fidelity Advisor® Industrials Fund
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 101.1%
	Shares	Value ($)
Aerospace & Defense - 23.7%
Aerospace & Defense - 23.7%
BAE Systems PLC	182,985	1,937,089
Curtiss-Wright Corp.	4,000	663,200
HEICO Corp. (a)	64,700	11,060,465
HEICO Corp. Class A	41,900	5,601,192
Hexcel Corp. (a)	29,200	2,060,936
Howmet Aerospace, Inc.	604,600	24,601,174
Raytheon Technologies Corp.	237,200	23,684,420
The Boeing Co. (b)	173,900	37,040,700
TransDigm Group, Inc.	30,614	21,973,199
		128,622,375
Air Freight & Logistics - 3.9%
Air Freight & Logistics - 3.9%
FedEx Corp.	108,700	21,072,582
Commercial Services & Supplies - 3.6%
Environmental & Facility Services - 0.0%
Tetra Tech, Inc.	800	124,416
Security & Alarm Services - 3.6%
CoreCivic, Inc. (b)	346,600	3,687,824
The GEO Group, Inc. (a)(b)	1,351,000	15,536,500
		19,224,324
TOTAL COMMERCIAL SERVICES & SUPPLIES		19,348,740
Construction & Engineering - 7.3%
Construction & Engineering - 7.3%
AECOM	11,600	1,012,332
Willscot Mobile Mini Holdings (b)	796,300	38,588,698
		39,601,030
Electrical Equipment - 7.7%
Electrical Components & Equipment - 7.7%
AMETEK, Inc.	268,534	38,915,947
nVent Electric PLC	14,400	572,400
Regal Rexnord Corp.	10,000	1,392,000
Vertiv Holdings Co. (a)	61,900	880,218
		41,760,565
Industrial Conglomerates - 5.5%
Industrial Conglomerates - 5.5%
Honeywell International, Inc.	143,894	29,999,021
Machinery - 31.9%
Industrial Machinery - 31.9%
Barnes Group, Inc.	366,200	16,208,012
Crane Holdings Co.	203,258	23,559,635
Flowserve Corp.	753,904	25,949,376
Fortive Corp.	573,075	38,986,291
IDEX Corp.	41,237	9,883,684
Ingersoll Rand, Inc.	432,200	24,203,200
Middleby Corp. (b)	26,600	4,134,970
Parker Hannifin Corp.	22,400	7,302,400
Pentair PLC (a)	225,900	12,510,342
RBC Bearings, Inc. (b)	40,600	9,905,182
		172,643,092
Professional Services - 1.3%
Research & Consulting Services - 1.3%
KBR, Inc.	25,500	1,306,365
Science Applications International Corp.	53,817	5,585,128
		6,891,493
Road & Rail - 10.3%
Railroads - 1.2%
CSX Corp.	53,900	1,666,588
Norfolk Southern Corp.	19,491	4,791,083
		6,457,671
Trucking - 9.1%
J.B. Hunt Transport Services, Inc.	13,453	2,543,290
Old Dominion Freight Lines, Inc.	51,000	16,995,240
Saia, Inc. (a)(b)	110,200	30,060,356
		49,598,886
TOTAL ROAD & RAIL		56,056,557
Software - 5.9%
Application Software - 5.9%
Roper Technologies, Inc.	75,432	32,190,606
TOTAL COMMON STOCKS (Cost $447,122,660)		548,186,061

Money Market Funds - 7.8%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d) (Cost $42,211,375)	42,207,154	42,211,375

TOTAL INVESTMENT IN SECURITIES - 108.9% (Cost $489,334,035)	590,397,436
NET OTHER ASSETS (LIABILITIES) - (8.9)%	(48,184,354)
NET ASSETS - 100.0%	542,213,082

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,335,472	129,276,237	130,611,709	32,309	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	61,455,075	143,840,167	163,083,867	14,139	-	-	42,211,375	0.1%
Total	62,790,547	273,116,404	293,695,576	46,448	-	-	42,211,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	548,186,061	546,248,972	1,937,089	-

Money Market Funds	42,211,375	42,211,375	-	-
Total Investments in Securities:	590,397,436	588,460,347	1,937,089	-
Fidelity Advisor® Industrials Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,888,980) - See accompanying schedule:
Unaffiliated issuers (cost $447,122,660)	$548,186,061
Fidelity Central Funds (cost $42,211,375)	42,211,375

Total Investment in Securities (cost $489,334,035)		$590,397,436
Cash		27,920
Receivable for investments sold		21,939,688
Receivable for fund shares sold		397,710
Dividends receivable		32,399
Distributions receivable from Fidelity Central Funds		6,570
Prepaid expenses		2,743
Total assets		612,804,466
Liabilities
Payable for investments purchased	$17,907,745
Payable for fund shares redeemed	630,369
Accrued management fee	233,665
Distribution and service plan fees payable	94,733
Notes payable to affiliates	9,396,000
Other affiliated payables	83,427
Other payables and accrued expenses	34,070
Collateral on securities loaned	42,211,375
Total Liabilities		70,591,384
Net Assets		$542,213,082
Net Assets consist of:
Paid in capital		$457,455,802
Total accumulated earnings (loss)		84,757,280
Net Assets		$542,213,082

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($218,937,799 ÷ 6,119,273 shares) (a)		$35.78
Maximum offering price per share (100/94.25 of $35.78)		$37.96
Class M :
Net Asset Value and redemption price per share ($52,102,443 ÷ 1,511,114 shares) (a)		$34.48
Maximum offering price per share (100/96.50 of $34.48)		$35.73
Class C :
Net Asset Value and offering price per share ($34,746,249 ÷ 1,168,942 shares) (a)		$29.72
Class I :
Net Asset Value , offering price and redemption price per share ($136,554,719 ÷ 3,524,812 shares)		$38.74
Class Z :
Net Asset Value , offering price and redemption price per share ($99,871,872 ÷ 2,581,378 shares)		$38.69
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$2,087,554
Special dividends		618,159
Income from Fidelity Central Funds (including $14,139 from security lending)		46,448
Total Income		2,752,161
Expenses
Management fee	$1,296,750
Transfer agent fees	398,952
Distribution and service plan fees	558,865
Accounting fees	86,188
Custodian fees and expenses	12,309
Independent trustees' fees and expenses	836
Registration fees	69,277
Audit	25,562
Legal	1,215
Interest	1,191
Miscellaneous	2,088
Total expenses before reductions	2,453,233
Expense reductions	(9,570)
Total expenses after reductions		2,443,663
Net Investment income (loss)		308,498
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,728,730)
Foreign currency transactions	3,163
Total net realized gain (loss)		(8,725,567)
Change in net unrealized appreciation (depreciation) on investment securities		56,321,734
Net gain (loss)		47,596,167
Net increase (decrease) in net assets resulting from operations		$47,904,665
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$308,498	$(1,839,444)
Net realized gain (loss)	(8,725,567)	43,048,318
Change in net unrealized appreciation (depreciation)	56,321,734	(88,564,513)
Net increase (decrease) in net assets resulting from operations	47,904,665	(47,355,639)
Distributions to shareholders	(17,549,942)	(121,901,185)
Share transactions - net increase (decrease)	40,541,689	(34,069,737)
Total increase (decrease) in net assets	70,896,412	(203,326,561)

Net Assets
Beginning of period	471,316,670	674,643,231
End of period	$542,213,082	$471,316,670

Financial Highlights
Fidelity Advisor® Industrials Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$34.23	$45.64	$33.85	$38.95	$42.62	$37.89
Income from Investment Operations
Net investment income (loss) A,B	.01 C	(.14)	(.17)	.18 D	.24	.13
Net realized and unrealized gain (loss)	2.72	(2.62)	12.20	(2.46)	(.02)	5.87
Total from investment operations	2.73	(2.76)	12.03	(2.28)	.22	6.00
Distributions from net investment income	(.02)	-	-	(.25)	(.19)	(.10)
Distributions from net realized gain	(1.16)	(8.65)	(.24)	(2.57)	(3.70)	(1.17)
Total distributions	(1.18)	(8.65)	(.24)	(2.82)	(3.89)	(1.27)
Net asset value, end of period	$35.78	$34.23	$45.64	$33.85	$38.95	$42.62
Total Return E,F,G	8.21%	(7.79)%	35.63%	(6.58)%	2.06%	15.97%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.04% J	1.02%	1.03%	1.05%	1.04%	1.06%
Expenses net of fee waivers, if any	1.04% J	1.01%	1.03%	1.05%	1.04%	1.06%
Expenses net of all reductions	1.04% J	1.01%	1.01%	1.03%	1.03%	1.05%
Net investment income (loss)	(.05)% C,J	(.35)%	(.40)%	.49% D	.63%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$218,938	$214,576	$264,130	$199,835	$268,483	$303,201
Portfolio turnover rate K	114% J	106%	205%	219% L	125%	61%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.17)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Industrials Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$33.05	$44.31	$32.96	$37.99	$41.65	$37.03
Income from Investment Operations
Net investment income (loss) A,B	(.03) C	(.23)	(.27)	.08 D	.14	.03
Net realized and unrealized gain (loss)	2.62	(2.53)	11.86	(2.39)	(.03)	5.74
Total from investment operations	2.59	(2.76)	11.59	(2.31)	.11	5.77
Distributions from net investment income	-	-	-	(.15)	(.07)	-
Distributions from net realized gain	(1.16)	(8.50)	(.24)	(2.57)	(3.70)	(1.15)
Total distributions	(1.16)	(8.50)	(.24)	(2.72)	(3.77)	(1.15)
Net asset value, end of period	$34.48	$33.05	$44.31	$32.96	$37.99	$41.65
Total Return E,F,G	8.08%	(8.03)%	35.25%	(6.82)%	1.78%	15.70%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.30% J	1.27%	1.29%	1.31%	1.31%	1.32%
Expenses net of fee waivers, if any	1.30% J	1.27%	1.29%	1.31%	1.30%	1.32%
Expenses net of all reductions	1.29% J	1.27%	1.27%	1.30%	1.30%	1.31%
Net investment income (loss)	(.30)% C,J	(.60)%	(.66)%	.23% D	.37%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$52,102	$49,501	$56,680	$45,157	$61,570	$72,143
Portfolio turnover rate K	114% J	106%	205%	219% L	125%	61%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.43)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Industrials Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.72	$39.46	$29.52	$34.27	$38.09	$34.09
Income from Investment Operations
Net investment income (loss) A,B	(.10) C	(.37)	(.41)	(.08) D	(.04)	(.16)
Net realized and unrealized gain (loss)	2.26	(2.19)	10.59	(2.15)	(.08)	5.28
Total from investment operations	2.16	(2.56)	10.18	(2.23)	(.12)	5.12
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	(1.16)	(8.18)	(.24)	(2.49)	(3.70)	(1.12)
Total distributions	(1.16)	(8.18)	(.24)	(2.52)	(3.70)	(1.12)
Net asset value, end of period	$29.72	$28.72	$39.46	$29.52	$34.27	$38.09
Total Return E,F,G	7.80%	(8.48)%	34.58%	(7.27)%	1.28%	15.13%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.80% J	1.77%	1.79%	1.81%	1.80%	1.82%
Expenses net of fee waivers, if any	1.80% J	1.77%	1.79%	1.81%	1.80%	1.82%
Expenses net of all reductions	1.80% J	1.77%	1.77%	1.79%	1.79%	1.81%
Net investment income (loss)	(.80)% C,J	(1.10)%	(1.16)%	(.26)% D	(.12)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$34,746	$37,417	$55,576	$53,969	$90,512	$138,249
Portfolio turnover rate K	114% J	106%	205%	219% L	125%	61%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.93)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.46)%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Industrials Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$36.95	$48.64	$35.97	$41.20	$44.85	$39.80
Income from Investment Operations
Net investment income (loss) A,B	.06 C	(.03)	(.06)	.29 D	.37	.25
Net realized and unrealized gain (loss)	2.95	(2.84)	12.97	(2.60)	(.02)	6.18
Total from investment operations	3.01	(2.87)	12.91	(2.31)	.35	6.43
Distributions from net investment income	(.06)	-	-	(.35)	(.30)	(.21)
Distributions from net realized gain	(1.16)	(8.82)	(.24)	(2.57)	(3.70)	(1.17)
Total distributions	(1.22)	(8.82)	(.24)	(2.92)	(4.00)	(1.38)
Net asset value, end of period	$38.74	$36.95	$48.64	$35.97	$41.20	$44.85
Total Return E,F	8.36%	(7.55)%	35.98%	(6.32)%	2.31%	16.30%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.77% I	.75%	.76%	.78%	.78%	.80%
Expenses net of fee waivers, if any	.77% I	.75%	.76%	.78%	.77%	.80%
Expenses net of all reductions	.77% I	.75%	.74%	.76%	.77%	.79%
Net investment income (loss)	.22% C,I	(.08)%	(.14)%	.76% D	.90%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$136,555	$145,849	$248,090	$123,603	$219,218	$320,902
Portfolio turnover rate J	114% I	106%	205%	219% K	125%	61%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .10%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .56%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Industrials Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$36.91	$48.61	$35.90	$41.15	$46.84
Income from Investment Operations
Net investment income (loss) B,C	.09 D	.02	- E	.34 F	.34
Net realized and unrealized gain (loss)	2.93	(2.83)	12.95	(2.60)	(1.94)
Total from investment operations	3.02	(2.81)	12.95	(2.26)	(1.60)
Distributions from net investment income	(.08)	-	-	(.42)	(.39)
Distributions from net realized gain	(1.16)	(8.89)	(.24)	(2.57)	(3.70)
Total distributions	(1.24)	(8.89)	(.24)	(2.99)	(4.09)
Net asset value, end of period	$38.69	$36.91	$48.61	$35.90	$41.15
Total Return G,H	8.41%	(7.42)%	36.16%	(6.21)%	(1.92)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.65% K	.63%	.64%	.65%	.64% K
Expenses net of fee waivers, if any	.65% K	.62%	.64%	.65%	.64% K
Expenses net of all reductions	.65% K	.62%	.62%	.63%	.64% K
Net investment income (loss)	.35% D,K	.04%	(.01)%	.89% F	1.04% K
Supplemental Data
Net assets, end of period (000 omitted)	$99,872	$23,974	$50,167	$29,168	$11,077
Portfolio turnover rate L	114% K	106%	205%	219% M	125%

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .22%.

E Amount represents less than $.005 per share.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .69%.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Semiconductors Fund
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

NVIDIA Corp.	24.6
NXP Semiconductors NV	9.7
onsemi	8.6
Marvell Technology, Inc.	6.9
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4.9
GlobalFoundries, Inc.	4.5
Microchip Technology, Inc.	4.5
Broadcom, Inc.	4.3
Lam Research Corp.	3.9
Teradyne, Inc.	3.9
75.8

Industries (% of Fund's net assets)

Semiconductors & Semiconductor Equipment	95.2
Technology Hardware, Storage & Peripherals	0.5
Auto Components	0.3
Electrical Equipment	0.3
Metals & Mining	0.1
Electronic Equipment & Components	0.0
Software	0.0

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity Advisor® Semiconductors Fund
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($)
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Mobileye Global, Inc. (a)	56,487	2,180,398
Electrical Equipment - 0.3%
Electrical Components & Equipment - 0.3%
Array Technologies, Inc. (b)	94,900	2,109,627
Electronic Equipment & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
Aeva Technologies, Inc. (b)	118,100	199,589
Semiconductors & Semiconductor Equipment - 94.7%
Semiconductor Equipment - 10.0%
Applied Materials, Inc.	15,000	1,672,350
Enphase Energy, Inc. (b)	12,100	2,678,698
KLA Corp.	5,500	2,158,640
Lam Research Corp.	63,746	31,879,375
Nova Ltd. (a)(b)	122,932	11,149,932
Teradyne, Inc.	309,400	31,465,980
		81,004,975
Semiconductors - 84.7%
Advanced Micro Devices, Inc. (b)	197,274	14,825,141
Allegro MicroSystems LLC (b)	276,200	10,542,554
Analog Devices, Inc.	103,606	17,765,321
Broadcom, Inc.	59,625	34,881,221
Cirrus Logic, Inc. (b)	98,228	8,878,829
GlobalFoundries, Inc. (a)(b)	623,400	36,955,152
Lattice Semiconductor Corp. (b)	170,400	12,914,616
MACOM Technology Solutions Holdings, Inc. (b)	197,562	13,240,605
Marvell Technology, Inc.	1,296,833	55,958,344
Microchip Technology, Inc.	472,477	36,673,665
Monolithic Power Systems, Inc.	43,424	18,522,941
NVIDIA Corp.	1,027,527	200,747,951
NXP Semiconductors NV	429,453	79,152,482
onsemi (b)	950,336	69,802,179
Qualcomm, Inc.	96,226	12,818,265
Skyworks Solutions, Inc.	83,700	9,179,379
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	428,700	39,753,351
Texas Instruments, Inc.	81,222	14,393,351
Wolfspeed, Inc. (a)(b)	36,700	2,826,267
		689,831,614
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		770,836,589
Technology Hardware, Storage & Peripherals - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
IonQ, Inc. (b)(c)	15,000	66,600
Western Digital Corp. (b)	94,300	4,144,485
		4,211,085
TOTAL COMMON STOCKS (Cost $544,409,988)		779,537,288

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
Electronic Equipment & Components - 0.0%
Electronic Components - 0.0%
Menlo Micro, Inc. Series C (c)(d)	79,800	90,174
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (b)(c)(d)	18,335	650,342
Semiconductors & Semiconductor Equipment - 0.4%
Semiconductor Equipment - 0.2%
Astera Labs, Inc.:
Series A (c)(d)	30,452	306,652
Series B (c)(d)	5,185	52,213
Series C (b)(c)(d)	19,433	195,690
Series D (c)(d)	123,852	1,247,190
		1,801,745
Semiconductors - 0.2%
Alif Semiconductor Series C (c)(d)	48,363	813,466
GaN Systems, Inc.:
Series F1 (b)(c)(d)	52,877	283,421
Series F2 (b)(c)(d)	27,921	149,657
SiMa.ai:
Series B (b)(c)(d)	30,638	198,534
Series B1 (c)(d)	18,145	136,632
		1,581,710
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,383,455
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. Series C1 (b)(c)(d)	900	46,962
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,239,200)		4,170,933

Preferred Securities - 0.1%
	Principal Amount (e)	Value ($)
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
GaN Systems, Inc. 0% (c)(d)(f)	1,239,360	766,544
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(f)	50,000	43,900
TOTAL PREFERRED SECURITIES (Cost $1,289,360)		810,444

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	17,993,870	17,997,468
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	30,895,960	30,899,050
TOTAL MONEY MARKET FUNDS (Cost $48,896,518)		48,896,518

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $598,835,066)	833,415,183
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(19,311,192)
NET ASSETS - 100.0%	814,103,991

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,047,977 or 0.6% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Alif Semiconductor Series C	3/08/22	981,698

Astera Labs, Inc. Series A	5/17/22	309,682

Astera Labs, Inc. Series B	5/17/22	52,729

Astera Labs, Inc. Series C	8/24/21	65,330

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	1,259,513

Diamond Foundry, Inc. Series C	3/15/21	440,040

GaN Systems, Inc. Series F1	11/30/21	448,397

GaN Systems, Inc. Series F2	11/30/21	236,770

GaN Systems, Inc. 0%	11/30/21	1,239,360

IonQ, Inc.	3/07/21	150,000

Menlo Micro, Inc. Series C	2/09/22	105,775

SiMa.ai Series B	5/10/21	157,093

SiMa.ai Series B1	4/25/22 - 10/17/22	128,665

Tenstorrent, Inc. Series C1	4/23/21	53,509

Tenstorrent, Inc. 0%	4/23/21	50,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	23,994,086	107,031,734	113,028,352	218,204	-	-	17,997,468	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	43,554,325	184,204,890	196,860,165	466,313	-	-	30,899,050	0.1%
Total	67,548,411	291,236,624	309,888,517	684,517	-	-	48,896,518

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	779,537,288	779,537,288	-	-

Convertible Preferred Stocks	4,170,933	-	-	4,170,933

Preferred Securities	810,444	-	-	810,444

Money Market Funds	48,896,518	48,896,518	-	-
Total Investments in Securities:	833,415,183	828,433,806	-	4,981,377
Fidelity Advisor® Semiconductors Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,185,730) - See accompanying schedule:
Unaffiliated issuers (cost $549,938,548)	$784,518,665
Fidelity Central Funds (cost $48,896,518)	48,896,518

Total Investment in Securities (cost $598,835,066)		$833,415,183
Receivable for investments sold		14,322,815
Receivable for fund shares sold		1,333,400
Dividends receivable		110,876
Distributions receivable from Fidelity Central Funds		112,586
Prepaid expenses		1,467
Total assets		849,296,327
Liabilities
Payable for investments purchased	$2,289,825
Payable for fund shares redeemed	1,371,973
Accrued management fee	327,376
Distribution and service plan fees payable	148,124
Other affiliated payables	123,224
Other payables and accrued expenses	32,764
Collateral on securities loaned	30,899,050
Total Liabilities		35,192,336
Net Assets		$814,103,991
Net Assets consist of:
Paid in capital		$589,087,171
Total accumulated earnings (loss)		225,016,820
Net Assets		$814,103,991

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($336,788,004 ÷ 7,824,044 shares) (a)		$43.05
Maximum offering price per share (100/94.25 of $43.05)		$45.68
Class M :
Net Asset Value and redemption price per share ($53,593,986 ÷ 1,326,689 shares) (a)		$40.40
Maximum offering price per share (100/96.50 of $40.40)		$41.87
Class C :
Net Asset Value and offering price per share ($85,928,755 ÷ 2,452,563 shares) (a)		$35.04
Class I :
Net Asset Value , offering price and redemption price per share ($294,061,593 ÷ 6,351,541 shares)		$46.30
Class Z :
Net Asset Value , offering price and redemption price per share ($43,731,653 ÷ 944,042 shares)		$46.32
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$2,957,915
Income from Fidelity Central Funds (including $466,313 from security lending)		684,517
Total Income		3,642,432
Expenses
Management fee	$1,924,875
Transfer agent fees	618,692
Distribution and service plan fees	862,621
Accounting fees	116,111
Custodian fees and expenses	7,112
Independent trustees' fees and expenses	1,270
Registration fees	91,828
Audit	24,326
Legal	1,802
Miscellaneous	2,557
Total expenses before reductions	3,651,194
Expense reductions	(14,022)
Total expenses after reductions		3,637,172
Net Investment income (loss)		5,260
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,233,160)
Foreign currency transactions	(3,236)
Total net realized gain (loss)		(6,236,396)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	26,539,508
Assets and liabilities in foreign currencies	2,231
Total change in net unrealized appreciation (depreciation)		26,541,739
Net gain (loss)		20,305,343
Net increase (decrease) in net assets resulting from operations		$20,310,603
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,260	$(2,178,215)
Net realized gain (loss)	(6,236,396)	35,703,217
Change in net unrealized appreciation (depreciation)	26,541,739	(87,724,624)
Net increase (decrease) in net assets resulting from operations	20,310,603	(54,199,622)
Distributions to shareholders	(22,158,679)	(43,908,446)
Share transactions - net increase (decrease)	1,803,236	211,964,262
Total increase (decrease) in net assets	(44,840)	113,856,194

Net Assets
Beginning of period	814,148,831	700,292,637
End of period	$814,103,991	$814,148,831

Financial Highlights
Fidelity Advisor® Semiconductors Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$42.85	$46.29	$29.79	$23.03	$25.06	$21.57
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.13)	(.08)	.14	.15	.02
Net realized and unrealized gain (loss)	1.41	(.83)	18.29	6.90	1.25	5.73
Total from investment operations	1.40	(.96)	18.21	7.04	1.40	5.75
Distributions from net investment income	-	-	(.04)	(.07)	(.10)	(.05) C
Distributions from net realized gain	(1.20)	(2.48)	(1.67)	(.20)	(3.33)	(2.21) C
Total distributions	(1.20)	(2.48)	(1.71)	(.28) D	(3.43)	(2.26)
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$43.05	$42.85	$46.29	$29.79	$23.03	$25.06
Total Return F,G,H	3.46%	(3.21)%	62.45%	30.65%	10.18%	27.35%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.03% K	1.01%	1.04%	1.10%	1.12%	1.15%
Expenses net of fee waivers, if any	1.02% K	1.01%	1.04%	1.09%	1.11%	1.15%
Expenses net of all reductions	1.02% K	1.01%	1.03%	1.08%	1.11%	1.13%
Net investment income (loss)	(.03)% K	(.27)%	(.21)%	.53%	.70%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$336,788	$319,402	$279,755	$140,072	$98,459	$97,883
Portfolio turnover rate L	42% K	32%	41%	136%	110%	133%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Semiconductors Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$40.34	$43.75	$28.25	$21.89	$24.04	$20.77
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.23)	(.17)	.06	.08	(.05)
Net realized and unrealized gain (loss)	1.31	(.76)	17.31	6.55	1.16	5.50
Total from investment operations	1.26	(.99)	17.14	6.61	1.24	5.45
Distributions from net investment income	-	-	-	(.05)	(.06)	- C
Distributions from net realized gain	(1.20)	(2.42)	(1.64)	(.20)	(3.33)	(2.18) C
Total distributions	(1.20)	(2.42)	(1.64)	(.25)	(3.39)	(2.18)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$40.40	$40.34	$43.75	$28.25	$21.89	$24.04
Total Return E,F,G	3.32%	(3.43)%	61.98%	30.28%	9.84%	26.95%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.28% J	1.26%	1.30%	1.38%	1.44%	1.48%
Expenses net of fee waivers, if any	1.28% J	1.25%	1.30%	1.38%	1.43%	1.47%
Expenses net of all reductions	1.28% J	1.25%	1.29%	1.37%	1.43%	1.46%
Net investment income (loss)	(.28)% J	(.52)%	(.47)%	.24%	.38%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$53,594	$48,499	$49,963	$29,262	$22,587	$21,830
Portfolio turnover rate K	42% J	32%	41%	136%	110%	133%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Semiconductors Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$35.24	$38.59	$25.18	$19.59	$21.88	$19.10
Income from Investment Operations
Net investment income (loss) A,B	(.12)	(.40)	(.31)	(.05)	(.01)	(.14)
Net realized and unrealized gain (loss)	1.12	(.61)	15.35	5.86	.98	5.05
Total from investment operations	1.00	(1.01)	15.04	5.81	.97	4.91
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	(1.20)	(2.34)	(1.63)	(.20)	(3.26)	(2.13)
Total distributions	(1.20)	(2.34)	(1.63)	(.22) C	(3.26)	(2.13)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$35.04	$35.24	$38.59	$25.18	$19.59	$21.88
Total Return E,F,G	3.06%	(3.93)%	61.17%	29.73%	9.33%	26.38%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.78% J	1.76%	1.79%	1.85%	1.87%	1.91%
Expenses net of fee waivers, if any	1.78% J	1.76%	1.79%	1.85%	1.87%	1.91%
Expenses net of all reductions	1.78% J	1.76%	1.79%	1.83%	1.87%	1.89%
Net investment income (loss)	(.78)% J	(1.03)%	(.97)%	(.23)%	(.06)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$85,929	$88,592	$86,217	$57,320	$45,659	$57,915
Portfolio turnover rate K	42% J	32%	41%	136%	110%	133%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Semiconductors Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$45.93	$49.39	$31.68	$24.42	$26.33	$22.56
Income from Investment Operations
Net investment income (loss) A,B	.05	(.01)	.03	.22	.23	.10
Net realized and unrealized gain (loss)	1.52	(.92)	19.47	7.34	1.35	5.99
Total from investment operations	1.57	(.93)	19.50	7.56	1.58	6.09
Distributions from net investment income	-	-	(.12)	(.10)	(.16)	(.11) C
Distributions from net realized gain	(1.20)	(2.53)	(1.67)	(.20)	(3.33)	(2.21) C
Total distributions	(1.20)	(2.53)	(1.79)	(.30)	(3.49)	(2.32)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$46.30	$45.93	$49.39	$31.68	$24.42	$26.33
Total Return E,F	3.60%	(2.96)%	62.86%	31.08%	10.46%	27.74%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.76% I	.75%	.77%	.81%	.83%	.86%
Expenses net of fee waivers, if any	.75% I	.74%	.77%	.81%	.82%	.86%
Expenses net of all reductions	.75% I	.74%	.76%	.79%	.82%	.84%
Net investment income (loss)	.24% I	(.01)%	.06%	.81%	.98%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$294,062	$309,873	$257,502	$126,660	$98,451	$140,362
Portfolio turnover rate J	42% I	32%	41%	136%	110%	133%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Semiconductors Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$45.93	$49.35	$31.65	$24.38	$26.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.06	.08	.26	.17
Net realized and unrealized gain (loss)	1.51	(.92)	19.45	7.33	1.76
Total from investment operations	1.59	(.86)	19.53	7.59	1.93
Distributions from net investment income	-	-	(.16)	(.11)	(.22)
Distributions from net realized gain	(1.20)	(2.56)	(1.67)	(.20)	(3.33)
Total distributions	(1.20)	(2.56)	(1.83)	(.32) D	(3.55)
Net asset value, end of period	$46.32	$45.93	$49.35	$31.65	$24.38
Total Return E,F	3.64%	(2.83)%	63.06%	31.22%	12.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.62%	.64%	.68%	.69% I
Expenses net of fee waivers, if any	.63% I	.62%	.64%	.68%	.69% I
Expenses net of all reductions	.63% I	.62%	.64%	.66%	.68% I
Net investment income (loss)	.36% I	.11%	.18%	.94%	.91% I
Supplemental Data
Net assets, end of period (000 omitted)	$43,732	$47,782	$26,856	$7,920	$2,629
Portfolio turnover rate J	42% I	32%	41%	136%	110%

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Technology Fund
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	19.6
Microsoft Corp.	14.9
NVIDIA Corp.	7.6
MasterCard, Inc. Class A	6.0
NXP Semiconductors NV	4.5
Marvell Technology, Inc.	4.1
onsemi	3.9
Cisco Systems, Inc.	3.7
GlobalFoundries, Inc.	2.4
Okta, Inc.	2.4
69.1

Industries (% of Fund's net assets)

Semiconductors & Semiconductor Equipment	28.8
Software	25.6
Technology Hardware, Storage & Peripherals	19.6
IT Services	13.5
Communications Equipment	3.7
Internet & Direct Marketing Retail	1.8
Interactive Media & Services	1.3
Hotels, Restaurants & Leisure	1.1
Entertainment	1.0
Aerospace & Defense	0.3
Chemicals	0.2
Metals & Mining	0.2
Diversified Financial Services	0.1
Electronic Equipment & Components	0.1
Food & Staples Retailing	0.1
Life Sciences Tools & Services	0.0
Pharmaceuticals	0.0
Road & Rail	0.0

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity Advisor® Technology Fund
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.4%
	Shares	Value ($)
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	16,570	9,340,749
Communications Equipment - 3.7%
Communications Equipment - 3.7%
Cisco Systems, Inc.	2,775,000	135,059,250
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	2,163,455	3,418,259
Entertainment - 1.0%
Movies & Entertainment - 1.0%
Netflix, Inc. (a)	104,466	36,966,339
Hotels, Restaurants & Leisure - 1.1%
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. Class A (a)	368,800	40,977,368
Interactive Media & Services - 0.9%
Interactive Media & Services - 0.9%
Snap, Inc. Class A (a)	2,769,067	32,010,415
Internet & Direct Marketing Retail - 1.7%
Internet & Direct Marketing Retail - 1.7%
Lyft, Inc. (a)	713,642	11,596,683
Uber Technologies, Inc. (a)	1,684,064	52,088,100
		63,684,783
IT Services - 13.5%
Data Processing & Outsourced Services - 8.2%
Genpact Ltd.	212,991	10,070,214
MasterCard, Inc. Class A	596,900	221,211,140
Visa, Inc. Class A	305,916	70,424,922
		301,706,276
Internet Services & Infrastructure - 4.6%
MongoDB, Inc. Class A (a)	82,139	17,594,995
Okta, Inc. (a)	1,190,300	87,617,983
Shopify, Inc. Class A (a)(d)	367,000	18,082,090
Snowflake, Inc. (a)	150,500	23,544,220
Twilio, Inc. Class A (a)	388,300	23,235,872
		170,075,160
IT Consulting & Other Services - 0.7%
Capgemini SA	143,500	27,129,448
TOTAL IT SERVICES		498,910,884
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	387,462	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(c)	387,462	201,802
Road & Rail - 0.0%
Trucking - 0.0%
TuSimple Holdings, Inc. (a)(d)	86,300	181,230
Semiconductors & Semiconductor Equipment - 28.5%
Semiconductor Equipment - 2.1%
ASML Holding NV (Netherlands)	34,600	22,893,004
Teradyne, Inc.	536,000	54,511,200
		77,404,204
Semiconductors - 26.4%
GlobalFoundries, Inc. (a)(d)	1,509,300	89,471,304
Marvell Technology, Inc.	3,494,060	150,768,689
Microchip Technology, Inc.	1,019,900	79,164,638
NVIDIA Corp.	1,432,900	279,945,673
NXP Semiconductors NV	896,045	165,150,054
onsemi (a)	1,954,400	143,550,680
Taiwan Semiconductor Manufacturing Co. Ltd.	3,564,000	62,838,770
		970,889,808
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,048,294,012
Software - 25.1%
Application Software - 7.1%
HubSpot, Inc. (a)	75,203	26,096,193
Intuit, Inc.	169,200	71,515,764
Pine Labs Private Ltd. (a)(b)(c)	3,660	2,093,264
Salesforce.com, Inc. (a)	484,739	81,421,610
Splunk, Inc. (a)	824,380	78,950,873
		260,077,704
Systems Software - 18.0%
Microsoft Corp.	2,216,900	549,369,989
Rapid7, Inc. (a)	275,900	11,000,133
ServiceNow, Inc. (a)	175,900	80,057,367
Tenable Holdings, Inc. (a)	565,900	22,766,157
		663,193,646
TOTAL SOFTWARE		923,271,350
Technology Hardware, Storage & Peripherals - 19.6%
Technology Hardware, Storage & Peripherals - 19.6%
Apple, Inc.	4,988,916	719,850,688
IonQ, Inc. (a)(b)	119,300	529,692
		720,380,380
TOTAL COMMON STOCKS (Cost $2,318,329,059)		3,512,696,821

Preferred Stocks - 2.0%
	Shares	Value ($)
Convertible Preferred Stocks - 1.7%
Aerospace & Defense - 0.3%
Aerospace & Defense - 0.3%
Relativity Space, Inc. Series E (a)(b)(c)	482,616	9,217,966

Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. Series E (a)(b)(c)	9,477,386	5,212,562

Food & Staples Retailing - 0.1%
Food Retail - 0.1%
GoBrands, Inc. Series G (a)(b)(c)	14,100	2,219,904

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(b)(c)	500	191,495

Interactive Media & Services - 0.4%
Interactive Media & Services - 0.4%
ByteDance Ltd. Series E1 (a)(b)(c)	26,036	5,153,045
Reddit, Inc.:
Series D(a)(b)(c)	94,300	3,540,965
Series E(a)(b)(c)	5,300	199,015
Series F(a)(b)(c)	154,614	5,805,756
		14,698,781
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Instacart, Inc. Series I (a)(b)(c)	29,110	1,283,751
Meesho Series F (a)(b)(c)	46,600	3,692,118
		4,975,869
Metals & Mining - 0.2%
Precious Metals & Minerals - 0.2%
Diamond Foundry, Inc. Series C (a)(b)(c)	151,757	5,382,821

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.2%
Astera Labs, Inc.:
Series A(b)(c)	144,502	1,455,135
Series B(b)(c)	24,603	247,752
Series C(a)(b)(c)	135,400	1,363,478
Series D(b)(c)	590,802	5,949,376
		9,015,741
Semiconductors - 0.1%
SiMa.ai:
Series B(a)(b)(c)	231,000	1,496,880
Series B1(b)(c)	100,683	758,143
Xsight Labs Ltd. Series D (a)(b)(c)	101,300	778,997
		3,034,020
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		12,049,761

Software - 0.2%
Application Software - 0.2%
Convoy, Inc. Series D (a)(b)(c)	81,762	587,051
Databricks, Inc.:
Series G(a)(b)(c)	37,800	1,860,138
Series H(a)(b)(c)	99,786	4,910,469
		7,357,658
Systems Software - 0.0%
Tenstorrent, Inc. Series C1 (a)(b)(c)	6,600	344,388

TOTAL SOFTWARE		7,702,046

TOTAL CONVERTIBLE PREFERRED STOCKS		61,651,205
Nonconvertible Preferred Stocks - 0.3%
Software - 0.3%
Application Software - 0.3%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	8,747	5,002,672
Series A(a)(b)(c)	2,186	1,250,239
Series B(a)(b)(c)	2,378	1,360,050
Series B2(a)(b)(c)	1,923	1,099,821
Series C(a)(b)(c)	3,578	2,046,366
Series C1(a)(b)(c)	754	431,235
Series D(a)(b)(c)	806	460,976
		11,651,359
TOTAL PREFERRED STOCKS (Cost $80,409,778)		73,302,564

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(f) (Cost $370,000)	370,000	324,860

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	74,122,507	74,137,332
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	31,433,916	31,437,059
TOTAL MONEY MARKET FUNDS (Cost $105,574,391)		105,574,391

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,504,683,228)	3,691,898,636
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(11,919,500)
NET ASSETS - 100.0%	3,679,979,136

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $79,668,639 or 2.2% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	8,245,741

Astera Labs, Inc. Series A	5/17/22	1,469,513

Astera Labs, Inc. Series B	5/17/22	250,200

Astera Labs, Inc. Series C	8/24/21	455,188

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	6,008,161

ByteDance Ltd. Series E1	11/18/20	2,852,873

Convoy, Inc. Series D	10/30/19	1,107,057

Databricks, Inc. Series G	2/01/21	2,234,836

Databricks, Inc. Series H	8/31/21	7,332,688

Diamond Foundry, Inc. Series C	3/15/21	3,642,168

Discord, Inc. Series I	9/15/21	275,312

Enevate Corp. Series E	1/29/21	10,507,436

GoBrands, Inc. Series G	3/02/21	3,521,014

Instacart, Inc. Series I	2/26/21	3,638,750

IonQ, Inc.	3/07/21	1,193,000

Meesho Series F	9/21/21	3,572,929

Pine Labs Private Ltd.	6/30/21	1,364,668

Pine Labs Private Ltd. Series 1	6/30/21	3,261,406

Pine Labs Private Ltd. Series A	6/30/21	815,072

Pine Labs Private Ltd. Series B	6/30/21	886,661

Pine Labs Private Ltd. Series B2	6/30/21	717,010

Pine Labs Private Ltd. Series C	6/30/21	1,334,093

Pine Labs Private Ltd. Series C1	6/30/21	281,136

Pine Labs Private Ltd. Series D	6/30/21	300,525

Reddit, Inc. Series D	2/04/19	2,045,018

Reddit, Inc. Series E	5/18/21	225,113

Reddit, Inc. Series F	8/11/21	9,554,279

Relativity Space, Inc. Series E	5/27/21	11,020,585

SiMa.ai Series B	5/10/21	1,184,429

SiMa.ai Series B1	4/25/22 - 10/17/22	713,934

Tenstorrent, Inc. Series C1	4/23/21	392,398

Tenstorrent, Inc. 0%	4/23/21	370,000

Xsight Labs Ltd. Series D	2/16/21	809,995

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	66,682,813	411,474,180	404,019,661	1,323,679	-	-	74,137,332	0.2%
Fidelity Securities Lending Cash Central Fund 4.38%	3,262,284	200,298,699	172,123,924	284,015	-	-	31,437,059	0.1%
Total	69,945,097	611,772,879	576,143,585	1,607,694	-	-	105,574,391

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	3,512,696,821	3,411,910,973	95,072,523	5,713,325

Preferred Stocks	73,302,564	-	-	73,302,564

Preferred Securities	324,860	-	-	324,860

Money Market Funds	105,574,391	105,574,391	-	-
Total Investments in Securities:	3,691,898,636	3,517,485,364	95,072,523	79,340,749

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$78,187,657
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(5,489,309)
Cost of Purchases	604,216
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$73,302,564
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$(5,489,309)
Other Investments in Securities
Beginning Balance	$10,743,924
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(670,683)
Cost of Purchases	-
Proceeds of Sales	(4,035,056)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$6,038,185
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$(670,683)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity Advisor® Technology Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,758,097) - See accompanying schedule:
Unaffiliated issuers (cost $2,399,108,837)	$3,586,324,245
Fidelity Central Funds (cost $105,574,391)	105,574,391

Total Investment in Securities (cost $2,504,683,228)		$3,691,898,636
Receivable for investments sold		22,852,441
Receivable for fund shares sold		3,477,178
Dividends receivable		487,981
Distributions receivable from Fidelity Central Funds		368,471
Prepaid expenses		8,614
Other receivables		123,337
Total assets		3,719,216,658
Liabilities
Payable for investments purchased	$1,702,560
Payable for fund shares redeemed	3,281,071
Accrued management fee	1,516,367
Distribution and service plan fees payable	641,458
Other affiliated payables	515,690
Other payables and accrued expenses	159,151
Collateral on securities loaned	31,421,225
Total Liabilities		39,237,522
Net Assets		$3,679,979,136
Net Assets consist of:
Paid in capital		$2,500,416,501
Total accumulated earnings (loss)		1,179,562,635
Net Assets		$3,679,979,136

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,376,077,374 ÷ 19,694,199 shares) (a)		$69.87
Maximum offering price per share (100/94.25 of $69.87)		$74.13
Class M :
Net Asset Value and redemption price per share ($448,858,120 ÷ 7,024,836 shares) (a)		$63.90
Maximum offering price per share (100/96.50 of $63.90)		$66.22
Class C :
Net Asset Value and offering price per share ($249,611,448 ÷ 4,767,160 shares) (a)		$52.36
Class I :
Net Asset Value , offering price and redemption price per share ($1,089,458,227 ÷ 13,881,274 shares)		$78.48
Class Z :
Net Asset Value , offering price and redemption price per share ($515,973,967 ÷ 6,575,771 shares)		$78.47
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$11,771,280
Income from Fidelity Central Funds (including $284,015 from security lending)		1,607,694
Total Income		13,378,974
Expenses
Management fee	$9,230,390
Transfer agent fees	2,717,143
Distribution and service plan fees	3,991,111
Accounting fees	441,732
Custodian fees and expenses	19,577
Independent trustees' fees and expenses	6,164
Registration fees	112,857
Audit	40,130
Legal	5,895
Miscellaneous	12,805
Total expenses before reductions	16,577,804
Expense reductions	(66,353)
Total expenses after reductions		16,511,451
Net Investment income (loss)		(3,132,477)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $880,311)	45,905,749
Foreign currency transactions	(47,385)
Total net realized gain (loss)		45,858,364
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $875,019)	(197,804,269)
Assets and liabilities in foreign currencies	6,506
Total change in net unrealized appreciation (depreciation)		(197,797,763)
Net gain (loss)		(151,939,399)
Net increase (decrease) in net assets resulting from operations		$(155,071,876)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,132,477)	$(17,513,519)
Net realized gain (loss)	45,858,364	197,665,080
Change in net unrealized appreciation (depreciation)	(197,797,763)	(964,396,406)
Net increase (decrease) in net assets resulting from operations	(155,071,876)	(784,244,845)
Distributions to shareholders	(117,623,120)	(600,971,502)
Share transactions - net increase (decrease)	120,885,416	337,954,182
Total increase (decrease) in net assets	(151,809,580)	(1,047,262,165)

Net Assets
Beginning of period	3,831,788,716	4,879,050,881
End of period	$3,679,979,136	$3,831,788,716

Financial Highlights
Fidelity Advisor® Technology Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$75.41	$102.43	$76.36	$52.61	$60.37	$52.11
Income from Investment Operations
Net investment income (loss) A,B	(.08)	(.37)	(.39)	(.12)	.02	(.13)
Net realized and unrealized gain (loss)	(3.15)	(13.94)	33.48	25.35	1.84	12.80
Total from investment operations	(3.23)	(14.31)	33.09	25.23	1.86	12.67
Distributions from net realized gain	(2.31)	(12.71)	(7.02)	(1.48)	(9.62)	(4.41)
Total distributions	(2.31)	(12.71)	(7.02)	(1.48)	(9.62)	(4.41)
Net asset value, end of period	$69.87	$75.41	$102.43	$76.36	$52.61	$60.37
Total Return C,D,E	(4.19)%	(16.78)%	44.80%	48.83%	7.26%	25.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99% H	.97%	.98%	1.01%	1.03%	1.05%
Expenses net of fee waivers, if any	.98% H	.97%	.98%	1.01%	1.03%	1.05%
Expenses net of all reductions	.98% H	.97%	.98%	1.01%	1.02%	1.04%
Net investment income (loss)	(.22)% H	(.41)%	(.43)%	(.20)%	.04%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,376,077	$1,467,792	$1,848,643	$1,339,059	$884,749	$825,118
Portfolio turnover rate I	31% H	20%	44%	40% J	88%	84%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Technology Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$69.25	$95.15	$71.37	$49.28	$57.23	$49.63
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.55)	(.57)	(.25)	(.10)	(.27)
Net realized and unrealized gain (loss)	(2.90)	(12.76)	31.22	23.71	1.63	12.16
Total from investment operations	(3.04)	(13.31)	30.65	23.46	1.53	11.89
Distributions from net realized gain	(2.31)	(12.59)	(6.87)	(1.37)	(9.48)	(4.29)
Total distributions	(2.31)	(12.59)	(6.87)	(1.37)	(9.48)	(4.29)
Net asset value, end of period	$63.90	$69.25	$95.15	$71.37	$49.28	$57.23
Total Return C,D,E	(4.29)%	(16.99)%	44.47%	48.44%	7.00%	25.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.23% H	1.21%	1.23%	1.26%	1.28%	1.31%
Expenses net of fee waivers, if any	1.23% H	1.21%	1.23%	1.26%	1.28%	1.31%
Expenses net of all reductions	1.23% H	1.21%	1.22%	1.26%	1.28%	1.30%
Net investment income (loss)	(.47)% H	(.65)%	(.68)%	(.45)%	(.22)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$448,858	$484,293	$624,534	$464,093	$321,915	$328,709
Portfolio turnover rate I	31% H	20%	44%	40% J	88%	84%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Technology Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$57.35	$80.98	$61.67	$42.81	$51.18	$44.86
Income from Investment Operations
Net investment income (loss) A,B	(.25)	(.83)	(.85)	(.46)	(.30)	(.49)
Net realized and unrealized gain (loss)	(2.43)	(10.43)	26.79	20.52	1.22	10.95
Total from investment operations	(2.68)	(11.26)	25.94	20.06	.92	10.46
Distributions from net realized gain	(2.31)	(12.37)	(6.63)	(1.20)	(9.29)	(4.14)
Total distributions	(2.31)	(12.37)	(6.63)	(1.20)	(9.29)	(4.14)
Net asset value, end of period	$52.36	$57.35	$80.98	$61.67	$42.81	$51.18
Total Return C,D,E	(4.55)%	(17.41)%	43.73%	47.69%	6.44%	24.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75% H	1.73%	1.75%	1.77%	1.79%	1.81%
Expenses net of fee waivers, if any	1.75% H	1.73%	1.74%	1.77%	1.79%	1.81%
Expenses net of all reductions	1.75% H	1.73%	1.74%	1.77%	1.78%	1.80%
Net investment income (loss)	(.98)% H	(1.17)%	(1.20)%	(.96)%	(.72)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$249,611	$288,008	$410,661	$343,585	$240,358	$321,616
Portfolio turnover rate I	31% H	20%	44%	40% J	88%	84%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Technology Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$84.29	$112.95	$83.56	$57.41	$64.86	$55.69
Income from Investment Operations
Net investment income (loss) A,B	.02	(.15)	(.17)	.04	.17	.02
Net realized and unrealized gain (loss)	(3.52)	(15.67)	36.76	27.72	2.15	13.71
Total from investment operations	(3.50)	(15.82)	36.59	27.76	2.32	13.73
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	(2.31)	(12.84)	(7.20)	(1.61)	(9.76)	(4.56)
Total distributions	(2.31)	(12.84)	(7.20)	(1.61)	(9.77)	(4.56)
Net asset value, end of period	$78.48	$84.29	$112.95	$83.56	$57.41	$64.86
Total Return C,D	(4.06)%	(16.56)%	45.18%	49.22%	7.56%	25.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73% G	.71%	.72%	.74%	.76%	.78%
Expenses net of fee waivers, if any	.72% G	.71%	.72%	.74%	.76%	.78%
Expenses net of all reductions	.72% G	.71%	.72%	.74%	.76%	.77%
Net investment income (loss)	.04% G	(.15)%	(.18)%	.07%	.30%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,089,458	$1,129,418	$1,470,830	$1,035,091	$674,914	$734,661
Portfolio turnover rate H	31% G	20%	44%	40% I	88%	84%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Technology Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$84.22	$112.81	$83.44	$57.34	$67.88
Income from Investment Operations
Net investment income (loss) B,C	.06	(.04)	(.06)	.12	.23
Net realized and unrealized gain (loss)	(3.50)	(15.63)	36.72	27.68	(.90)
Total from investment operations	(3.44)	(15.67)	36.66	27.80	(.67)
Distributions from net investment income	-	-	-	-	(.11)
Distributions from net realized gain	(2.31)	(12.92)	(7.29)	(1.70)	(9.76)
Total distributions	(2.31)	(12.92)	(7.29)	(1.70)	(9.87)
Net asset value, end of period	$78.47	$84.22	$112.81	$83.44	$57.34
Total Return D,E	(4.00)%	(16.46)%	45.37%	49.39%	2.88%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.60% H	.59%	.60%	.62%	.63% H
Expenses net of fee waivers, if any	.60% H	.59%	.60%	.62%	.63% H
Expenses net of all reductions	.60% H	.59%	.60%	.62%	.62% H
Net investment income (loss)	.16% H	(.04)%	(.06)%	.19%	.53% H
Supplemental Data
Net assets, end of period (000 omitted)	$515,974	$462,278	$524,383	$298,255	$31,619
Portfolio turnover rate I	31% H	20%	44%	40% J	88%

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Utilities Fund
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

NextEra Energy, Inc.	16.0
Southern Co.	11.6
Sempra Energy	7.7
Constellation Energy Corp.	7.1
PG&E Corp.	5.1
Dominion Energy, Inc.	5.0
Edison International	4.9
Exelon Corp.	4.8
FirstEnergy Corp.	4.7
PPL Corp.	4.2
71.1

Industries (% of Fund's net assets)

Electric Utilities	73.3
Multi-Utilities	20.4
Independent Power and Renewable Electricity Producers	4.3

Fidelity Advisor® Utilities Fund
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
Electric Utilities - 73.3%
Electric Utilities - 73.3%
Constellation Energy Corp.	746,877	63,753,421
Duke Energy Corp.	287,785	29,483,573
Edison International	644,090	44,377,801
Entergy Corp.	300,294	32,515,834
Eversource Energy	321,167	26,441,679
Exelon Corp.	1,022,872	43,154,970
FirstEnergy Corp.	1,022,778	41,882,759
NextEra Energy, Inc.	1,930,548	144,076,797
OGE Energy Corp.	206,447	8,117,496
PG&E Corp. (a)	2,854,189	45,381,605
Pinnacle West Capital Corp.	86,072	6,416,668
PPL Corp.	1,264,800	37,438,080
Southern Co.	1,533,272	103,771,849
Xcel Energy, Inc.	456,200	31,372,874
		658,185,406
Independent Power and Renewable Electricity Producers - 4.3%
Independent Power Producers & Energy Traders - 2.3%
Energy Harbor Corp. (a)(b)	115,400	8,828,100
Vistra Corp.	512,952	11,828,673
		20,656,773
Renewable Electricity - 2.0%
Clearway Energy, Inc. Class A	93,226	2,987,893
NextEra Energy Partners LP	198,190	14,527,327
		17,515,220
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		38,171,993
Multi-Utilities - 20.4%
Multi-Utilities - 20.4%
Consolidated Edison, Inc.	58,609	5,586,024
Dominion Energy, Inc.	701,076	44,616,477
NiSource, Inc.	1,156,052	32,080,443
Public Service Enterprise Group, Inc.	503,005	31,151,100
Sempra Energy	435,000	69,743,550
		183,177,594
TOTAL COMMON STOCKS (Cost $739,894,920)		879,534,993

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	16,021,767	16,024,971
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	2,702,730	2,703,000
TOTAL MONEY MARKET FUNDS (Cost $18,727,971)		18,727,971

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $758,622,891)	898,262,964
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(560,731)
NET ASSETS - 100.0%	897,702,233

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	19,544,478	202,765,934	206,285,441	401,874	-	-	16,024,971	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	16,918,340	102,861,714	117,077,054	8,193	-	-	2,703,000	0.0%
Total	36,462,818	305,627,648	323,362,495	410,067	-	-	18,727,971

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	879,534,993	879,534,993	-	-

Money Market Funds	18,727,971	18,727,971	-	-
Total Investments in Securities:	898,262,964	898,262,964	-	-
Fidelity Advisor® Utilities Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,601,000) - See accompanying schedule:
Unaffiliated issuers (cost $739,894,920)	$879,534,993
Fidelity Central Funds (cost $18,727,971)	18,727,971

Total Investment in Securities (cost $758,622,891)		$898,262,964
Receivable for investments sold		3,617,900
Receivable for fund shares sold		1,091,810
Dividends receivable		82,631
Distributions receivable from Fidelity Central Funds		71,754
Prepaid expenses		1,482
Total assets		903,128,541
Liabilities
Payable for fund shares redeemed	$1,981,653
Accrued management fee	406,971
Distribution and service plan fees payable	157,966
Other affiliated payables	147,001
Other payables and accrued expenses	29,717
Collateral on securities loaned	2,703,000
Total Liabilities		5,426,308
Net Assets		$897,702,233
Net Assets consist of:
Paid in capital		$752,647,121
Total accumulated earnings (loss)		145,055,112
Net Assets		$897,702,233

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($342,849,325 ÷ 9,272,067 shares) (a)		$36.98
Maximum offering price per share (100/94.25 of $36.98)		$39.24
Class M :
Net Asset Value and redemption price per share ($71,258,830 ÷ 1,921,802 shares) (a)		$37.08
Maximum offering price per share (100/96.50 of $37.08)		$38.42
Class C :
Net Asset Value and offering price per share ($64,901,200 ÷ 1,801,440 shares) (a)		$36.03
Class I :
Net Asset Value , offering price and redemption price per share ($319,753,288 ÷ 8,433,847 shares)		$37.91
Class Z :
Net Asset Value , offering price and redemption price per share ($98,939,590 ÷ 2,611,145 shares)		$37.89
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$9,947,556
Income from Fidelity Central Funds (including $8,193 from security lending)		410,067
Total Income		10,357,623
Expenses
Management fee	$2,342,249
Transfer agent fees	719,329
Distribution and service plan fees	914,167
Accounting fees	135,103
Custodian fees and expenses	3,046
Independent trustees' fees and expenses	1,510
Registration fees	88,117
Audit	25,037
Legal	626
Interest	2,589
Miscellaneous	2,627
Total expenses before reductions	4,234,400
Expense reductions	(17,995)
Total expenses after reductions		4,216,405
Net Investment income (loss)		6,141,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,090,330
Foreign currency transactions	(39)
Total net realized gain (loss)		18,090,291
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(52,660,771)
Assets and liabilities in foreign currencies	489
Total change in net unrealized appreciation (depreciation)		(52,660,282)
Net gain (loss)		(34,569,991)
Net increase (decrease) in net assets resulting from operations		$(28,428,773)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,141,218	$9,352,235
Net realized gain (loss)	18,090,291	20,793,548
Change in net unrealized appreciation (depreciation)	(52,660,282)	75,436,746
Net increase (decrease) in net assets resulting from operations	(28,428,773)	105,582,529
Distributions to shareholders	(36,009,866)	(19,701,144)
Share transactions - net increase (decrease)	131,369,442	184,796,381
Total increase (decrease) in net assets	66,930,803	270,677,766

Net Assets
Beginning of period	830,771,430	560,093,664
End of period	$897,702,233	$830,771,430

Financial Highlights
Fidelity Advisor® Utilities Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$39.71	$34.53	$30.67	$31.73	$31.54	$29.74
Income from Investment Operations
Net investment income (loss) A,B	.25	.52	.56	.60	.67	.49
Net realized and unrealized gain (loss)	(1.45)	5.84	3.98	(1.03)	2.81	2.38
Total from investment operations	(1.20)	6.36	4.54	(.43)	3.48	2.87
Distributions from net investment income	(.38)	(.67)	(.68)	(.62)	(.48)	(.49)
Distributions from net realized gain	(1.15)	(.51)	-	- C	(2.81)	(.58)
Total distributions	(1.53)	(1.18)	(.68)	(.63) D	(3.29)	(1.07)
Net asset value, end of period	$36.98	$39.71	$34.53	$30.67	$31.73	$31.54
Total Return E,F,G	(3.05)%	18.70%	14.95%	(1.56)%	11.73%	9.84%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.02% J	1.02%	1.05%	1.06%	1.08%	1.12%
Expenses net of fee waivers, if any	1.02% J	1.02%	1.04%	1.06%	1.07%	1.11%
Expenses net of all reductions	1.02% J	1.02%	1.03%	1.05%	1.06%	1.09%
Net investment income (loss)	1.32% J	1.41%	1.70%	1.88%	2.14%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$342,849	$322,060	$254,388	$249,158	$268,246	$173,999
Portfolio turnover rate K	50% J	36%	45%	80% L	56%	106%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Utilities Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$39.81	$34.57	$30.71	$31.77	$31.58	$29.77
Income from Investment Operations
Net investment income (loss) A,B	.20	.42	.47	.51	.58	.41
Net realized and unrealized gain (loss)	(1.45)	5.85	3.99	(1.03)	2.81	2.38
Total from investment operations	(1.25)	6.27	4.46	(.52)	3.39	2.79
Distributions from net investment income	(.32)	(.51)	(.60)	(.53)	(.39)	(.40)
Distributions from net realized gain	(1.15)	(.51)	-	- C	(2.81)	(.58)
Total distributions	(1.48) D	(1.03) D	(.60)	(.54) D	(3.20)	(.98)
Net asset value, end of period	$37.08	$39.81	$34.57	$30.71	$31.77	$31.58
Total Return E,F,G	(3.18)%	18.37%	14.63%	(1.82)%	11.38%	9.53%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.29% J	1.30%	1.32%	1.33%	1.36%	1.41%
Expenses net of fee waivers, if any	1.28% J	1.29%	1.32%	1.33%	1.36%	1.41%
Expenses net of all reductions	1.28% J	1.29%	1.31%	1.33%	1.35%	1.39%
Net investment income (loss)	1.05% J	1.14%	1.42%	1.60%	1.86%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$71,259	$71,690	$58,065	$58,773	$61,741	$46,669
Portfolio turnover rate K	50% J	36%	45%	80% L	56%	106%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Utilities Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$38.73	$33.60	$29.83	$30.90	$30.81	$29.07
Income from Investment Operations
Net investment income (loss) A,B	.11	.24	.30	.35	.42	.26
Net realized and unrealized gain (loss)	(1.42)	5.67	3.88	(1.01)	2.74	2.33
Total from investment operations	(1.31)	5.91	4.18	(.66)	3.16	2.59
Distributions from net investment income	(.24)	(.27)	(.41)	(.40)	(.26)	(.27)
Distributions from net realized gain	(1.15)	(.51)	-	- C	(2.81)	(.58)
Total distributions	(1.39)	(.78)	(.41)	(.41) D	(3.07)	(.85)
Net asset value, end of period	$36.03	$38.73	$33.60	$29.83	$30.90	$30.81
Total Return E,F,G	(3.42)%	17.78%	14.10%	(2.28)%	10.87%	9.04%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.78% J	1.78%	1.80%	1.81%	1.83%	1.87%
Expenses net of fee waivers, if any	1.77% J	1.78%	1.80%	1.81%	1.83%	1.87%
Expenses net of all reductions	1.77% J	1.78%	1.79%	1.80%	1.82%	1.85%
Net investment income (loss)	.56% J	.65%	.94%	1.12%	1.39%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$64,901	$61,087	$49,312	$63,458	$66,525	$53,099
Portfolio turnover rate K	50% J	36%	45%	80% L	56%	106%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Utilities Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$40.68	$35.39	$31.40	$32.47	$32.21	$30.35
Income from Investment Operations
Net investment income (loss) A,B	.31	.64	.66	.71	.76	.59
Net realized and unrealized gain (loss)	(1.50)	5.98	4.10	(1.07)	2.88	2.43
Total from investment operations	(1.19)	6.62	4.76	(.36)	3.64	3.02
Distributions from net investment income	(.43)	(.81)	(.77)	(.71)	(.58)	(.58)
Distributions from net realized gain	(1.15)	(.51)	-	- C	(2.81)	(.58)
Total distributions	(1.58)	(1.33) D	(.77)	(.71)	(3.38) D	(1.16)
Net asset value, end of period	$37.91	$40.68	$35.39	$31.40	$32.47	$32.21
Total Return E,F	(2.95)%	19.00%	15.30%	(1.30)%	12.04%	10.14%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.76% I	.76%	.77%	.79%	.81%	.84%
Expenses net of fee waivers, if any	.75% I	.75%	.77%	.78%	.80%	.84%
Expenses net of all reductions	.75% I	.75%	.76%	.78%	.79%	.82%
Net investment income (loss)	1.58% I	1.68%	1.97%	2.15%	2.41%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$319,753	$269,667	$143,582	$187,833	$229,777	$55,462
Portfolio turnover rate J	50% I	36%	45%	80% K	56%	106%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Utilities Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$40.66	$35.38	$31.42	$32.48	$33.14
Income from Investment Operations
Net investment income (loss) B,C	.34	.69	.71	.74	.63
Net realized and unrealized gain (loss)	(1.50)	5.98	4.08	(1.04)	2.13
Total from investment operations	(1.16)	6.67	4.79	(.30)	2.76
Distributions from net investment income	(.45)	(.88)	(.83)	(.75)	(.61)
Distributions from net realized gain	(1.15)	(.51)	-	- D	(2.81)
Total distributions	(1.61) E	(1.39)	(.83)	(.76) E	(3.42)
Net asset value, end of period	$37.89	$40.66	$35.38	$31.42	$32.48
Total Return F,G	(2.88)%	19.17%	15.41%	(1.15)%	9.04%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.63% J	.63%	.64%	.65%	.66% J
Expenses net of fee waivers, if any	.62% J	.63%	.64%	.65%	.66% J
Expenses net of all reductions	.62% J	.63%	.63%	.64%	.64% J
Net investment income (loss)	1.71% J	1.81%	2.10%	2.29%	2.41% J
Supplemental Data
Net assets, end of period (000 omitted)	$98,940	$106,266	$54,746	$52,034	$17,071
Portfolio turnover rate K	50% J	36%	45%	80% L	56%

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund (to be renamed Fidelity Advisor Financials Fund effective April 28, 2023), Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the Funds) are funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.   The Funds are non-diversified with the exception of Fidelity Advisor Financial Services Fund and Fidelity Adviser Health Care Fund.  Each Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Fidelity Advisor Biotechnology Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$51,566,769	Recovery value	Recovery value	$0.00 - $5.51 / $5.51	Increase
		Market approach	Transaction price	$1.35 - $10.76 / $4.81	Increase
			Discount rate	4.7% - 33.6% / 26.7%	Decrease
		Discounted cash flow	Discount rate	4.4% - 5.6% / 4.8%	Decrease
			Probability rate	0.0% - 90.0% / 39.0%	Increase
			Term	0.2 - 7.9 / 4.3	Increase
		Black scholes	Discount rate	3.9%	Increase
			Volatility	75.0% - 90.0% / 81.5%	Increase
			Term	3.0	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Health Care

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$73,668,668	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.6 - 16.0 / 6.9	Increase
		Recovery value	Recovery value	$5.51	Increase
		Market approach	Transaction price	$7.75 - $20.56 / $14.44	Increase
			Discount rate	20.0% - 32.7% / 22.6%	Decrease
		Black scholes	Discount rate	3.7% - 4.4% / 3.9%	Increase
			Volatility	45.0% - 55.0% / 48.0%	Increase
			Term	1.5 - 4.0 / 3.3	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Technology

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$79,015,889	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.0 - 25.0 / 12.4	Increase
			Enterprise value/Gross profit multiple (EV/GP)	7.5	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$1.11 - $59.45 / $5.64	Increase
			Discount rate	5.0% - 75.0% / 43.6%	Decrease
			Premium rate	10.0%	Increase
		Book value	Book value multiple	1.5	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	30.0%	Decrease
			Exit multiple	2.0	Increase
		Black scholes	Discount rate	3.6% - 4.1% / 3.7%	Increase
			Volatility	50.0% - 100.0% / 81.4%	Increase
			Term	2.0 - 5.0 / 4.0	Increase
Preferred Securities	$324,860	Market approach	Transaction price	$100.00	Increase
			Discount rate	15.0%	Decrease
		Black scholes	Discount rate	4.1%	Increase
			Volatility	70.0%	Increase
			Term	2.0	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Energy Fund	76,927
Fidelity Advisor Technology Fund	123,337

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Biotechnology Fund	$1,481,262,113	$647,780,731	$ (185,317,910)	$462,462,821
Fidelity Advisor Consumer Discretionary Fund	272,679,855	172,490,539	(16,833,320)	155,657,219
Fidelity Advisor Energy Fund	1,089,790,169	662,764,825	(19,667,997)	643,096,828
Fidelity Advisor Financial Services Fund	502,398,777	113,765,279	(22,583,626)	91,181,653
Fidelity Advisor Health Care Fund	4,419,946,445	2,134,614,058	(370,885,798)	1,763,728,260
Fidelity Advisor Industrials Fund	491,618,715	103,185,217	(4,406,496)	98,778,721
Fidelity Advisor Semiconductors Fund	602,347,304	263,319,492	(32,251,613)	231,067,879
Fidelity Advisor Technology Fund	2,506,542,808	1,473,661,199	(288,305,371)	1,185,355,828
Fidelity Advisor Utilities Fund	762,096,546	153,949,036	(17,782,618)	136,166,418

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Advisor Energy Fund	$(176,483,466)	$(140,360,404)	$(316,843,870)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to July 31, 2022, and ordinary losses recognized during the period January 1, 2022 to July 31, 2022. Loss deferrals were as follows:

	Capital losses	Ordinary losses

Fidelity Advisor Biotechnology Fund	$(112,199,146)	$-
Fidelity Advisor Consumer Discretionary Fund	(17,015,738)	(1,142,847)
Fidelity Advisor Financial Services Fund	(4,572,117)	-
Fidelity Advisor Health Care Fund	(69,569,948)	(11,301,927)
Fidelity Advisor Industrials Fund	(5,993,316)	-
Fidelity Advisor Semiconductors Fund	-	(1,400,384)
Fidelity Advisor Technology Fund	-	(9,615,782)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor Health Care Fund	5,424,907.09
The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	605,767,850	697,358,197
Fidelity Advisor Consumer Discretionary Fund	94,840,517	107,785,197
Fidelity Advisor Energy Fund	240,672,443	139,963,685
Fidelity Advisor Financial Services Fund	152,294,599	121,611,653
Fidelity Advisor Health Care Fund	1,197,150,520	1,385,334,016
Fidelity Advisor Industrials Fund	309,399,070	279,815,995
Fidelity Advisor Semiconductors Fund	150,967,788	173,120,854
Fidelity Advisor Technology Fund	527,542,557	555,808,026
Fidelity Advisor Utilities Fund	329,685,293	215,617,252

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Advisor Biotechnology Fund	.30%	.23%	.53%
Fidelity Advisor Consumer Discretionary Fund	.30%	.23%	.53%
Fidelity Advisor Energy Fund	.30%	.23%	.53%
Fidelity Advisor Financial Services Fund	.30%	.23%	.53%
Fidelity Advisor Health Care Fund	.30%	.23%	.53%
Fidelity Advisor Industrials Fund	.30%	.23%	.53%
Fidelity Advisor Semiconductors Fund	.30%	.23%	.53%
Fidelity Advisor Technology Fund	.30%	.23%	.53%
Fidelity Advisor Utilities Fund	.30%	.23%	.53%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	- %	.25%	$813,769	$1,088
Class M	.25%	.25%	300,851	-
Class C	.75%	.25%	860,423	37,982
			$1,975,043	$39,070
Fidelity Advisor Consumer Discretionary Fund
Class A	- %	.25%	$209,678	$473
Class M	.25%	.25%	78,168	-
Class C	.75%	.25%	233,127	11,856
			$520,973	$12,329
Fidelity Advisor Energy Fund
Class A	- %	.25%	$495,463	$12,484
Class M	.25%	.25%	294,744	-
Class C	.75%	.25%	552,988	127,556
			$1,343,195	$140,040
Fidelity Advisor Financial Services Fund
Class A	- %	.25%	$233,745	$3,494
Class M	.25%	.25%	171,480	-
Class C	.75%	.25%	276,164	41,018
			$681,389	$44,512
Fidelity Advisor Health Care Fund
Class A	- %	.25%	$ 1,846,699	$8,342
Class M	.25%	.25%	810,639	-
Class C	.75%	.25%	2,348,451	128,580
			$5,005,789	$136,922
Fidelity Advisor Industrials Fund
Class A	- %	.25%	$261,370	$364
Class M	.25%	.25%	121,586	-
Class C	.75%	.25%	175,909	8,134
			$558,865	$8,498
Fidelity Advisor Semiconductors Fund
Class A	- %	.25%	$363,208	$8,378
Class M	.25%	.25%	109,293	-
Class C	.75%	.25%	390,120	69,953
			$862,621	$78,331
Fidelity Advisor Technology Fund
Class A	- %	.25%	$ 1,651,722	$8,621
Class M	.25%	.25%	1,082,256	-
Class C	.75%	.25%	1,257,133	88,031
			$3,991,111	$96,652
Fidelity Advisor Utilities Fund
Class A	- %	.25%	$416,691	$8,264
Class M	.25%	.25%	179,712	-
Class C	.75%	.25%	317,764	56,432
			$914,167	$64,696

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	$42,119
Class M	4,407
Class C A	621
$47,147
Fidelity Advisor Consumer Discretionary Fund
Class A	$11,824
Class M	1,280
Class C A	213
$13,317
Fidelity Advisor Energy Fund
Class A	$168,990
Class M	10,458
Class C A	532
$179,980
Fidelity Advisor Financial Services Fund
Class A	$19,303
Class M	1,528
Class C A	179
$21,010
Fidelity Advisor Health Care Fund
Class A	$147,388
Class M	12,831
Class C A	899
$161,118
Fidelity Advisor Industrials Fund
Class A	$9,643
Class M	1,221
Class C A	84
$10,948
Fidelity Advisor Semiconductors Fund
Class A	$102,281
Class M	2,931
Class C A	1,136
$106,348
Fidelity Advisor Technology Fund
Class A	$150,957
Class M	11,993
Class C A	959
$163,909
Fidelity Advisor Utilities Fund
Class A	$154,863
Class M	8,457
Class C A	787
$164,107

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Fidelity Advisor Biotechnology Fund
Class A	$620,994.19
Class M	130,827.22
Class C	169,847.20
Class I	650,532.17
Class Z	12,751.04
	$1,584,951
Fidelity Advisor Consumer Discretionary Fund
Class A	$160,093.19
Class M	32,637.21
Class C	45,862.20
Class I	85,583.16
Class Z	11,917.04
	$336,092
Fidelity Advisor Energy Fund
Class A	$365,563.18
Class M	115,389.20
Class C	99,618.18
Class I	482,566.16
Class Z	63,503.04
	$1,126,639
Fidelity Advisor Financial Services Fund
Class A	$181,046.19
Class M	63,774.19
Class C	53,120.19
Class I	109,462.17
Class Z	20,137.04
	$427,539
Fidelity Advisor Health Care Fund
Class A	$ 1,325,693.18
Class M	295,327.18
Class C	429,744.18
Class I	2,276,463.17
Class Z	173,063.04
	$4,500,290
Fidelity Advisor Industrials Fund
Class A	$194,434.19
Class M	46,331.19
Class C	34,023.19
Class I	110,332.17
Class Z	13,832.04
	$398,952
Fidelity Advisor Semiconductors Fund
Class A	$266,352.18
Class M	41,900.19
Class C	74,568.19
Class I	227,298.16
Class Z	8,574.04
	$618,692
Fidelity Advisor Technology Fund
Class A	$ 1,163,552.18
Class M	369,562.17
Class C	241,004.19
Class I	845,817.16
Class Z	97,208.04
	$2,717,143
Fidelity Advisor Utilities Fund
Class A	$306,639.18
Class M	72,060.20
Class C	60,136.19
Class I	256,019.17
Class Z	24,475.04
	$719,329

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Biotechnology Fund	.03
Fidelity Advisor Consumer Discretionary Fund	.04
Fidelity Advisor Energy Fund	.03
Fidelity Advisor Financial Services Fund	.03
Fidelity Advisor Health Care Fund	.02
Fidelity Advisor Industrials Fund	.04
Fidelity Advisor Semiconductors Fund	.03
Fidelity Advisor Technology Fund	.03
Fidelity Advisor Utilities Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Advisor Biotechnology Fund	$22,737
Fidelity Advisor Consumer Discretionary Fund	2,077
Fidelity Advisor Energy Fund	4,328
Fidelity Advisor Financial Services Fund	2,464
Fidelity Advisor Health Care Fund	26,904
Fidelity Advisor Industrials Fund	5,006
Fidelity Advisor Semiconductors Fund	2,379
Fidelity Advisor Technology Fund	6,837
Fidelity Advisor Utilities Fund	4,792

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Energy Fund	Borrower	$7,462,500	3.32%	$2,749
Fidelity Advisor Industrials Fund	Borrower	$ 9,396,000	4.57%	$1,191
Fidelity Advisor Utilities Fund	Borrower	$ 5,105,000	4.57%	$2,589

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Biotechnology Fund	45,849,995	55,223,932	(34,186)
Fidelity Advisor Consumer Discretionary Fund	5,125,234	3,105,882	138,938
Fidelity Advisor Energy Fund	19,322,235	8,584,392	1,125,724
Fidelity Advisor Financial Services Fund	5,137,662	11,405,182	187,571
Fidelity Advisor Health Care Fund	109,850,766	95,708,724	10,070,566
Fidelity Advisor Industrials Fund	10,388,588	8,390,431	246,790
Fidelity Advisor Semiconductors Fund	7,478,305	9,877,983	(521,260)
Fidelity Advisor Technology Fund	23,923,549	45,555,356	13,639,079
Fidelity Advisor Utilities Fund	6,316,583	3,783,156	(233,282)

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:
Amount ($)
Fidelity Advisor Biotechnology Fund	33,577

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Biotechnology Fund	$2,313
Fidelity Advisor Consumer Discretionary Fund	567
Fidelity Advisor Energy Fund	1,926
Fidelity Advisor Financial Services Fund	700
Fidelity Advisor Health Care Fund	7,679
Fidelity Advisor Industrials Fund	644
Fidelity Advisor Semiconductors Fund	1,003
Fidelity Advisor Technology Fund	4,845
Fidelity Advisor Utilities Fund	1,096

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Biotechnology Fund	$99,961	$18,439	$143,435
Fidelity Advisor Consumer Discretionary Fund	$6,162	$5,645	$632,626
Fidelity Advisor Energy Fund	$5,391	$-	$-
Fidelity Advisor Financial Services Fund	$328	$-	$-
Fidelity Advisor Health Care Fund	$34,318	$8,938	$26,082
Fidelity Advisor Industrials Fund	$1,479	$-	$-
Fidelity Advisor Semiconductors Fund	$49,914	$14,388	$-
Fidelity Advisor Technology Fund	$30,480	$5,569	$-
Fidelity Advisor Utilities Fund	$821	$-	$-

8. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Advisor Biotechnology Fund	$-	$1,499
Fidelity Advisor Consumer Discretionary Fund	-	46
Fidelity Advisor Energy Fund	-	721
Fidelity Advisor Financial Services Fund	-	173
Fidelity Advisor Health Care Fund	1,116	827
Fidelity Advisor Industrials Fund	-	334
Fidelity Advisor Semiconductors Fund	30	331
Fidelity Advisor Technology Fund	347	674
Fidelity Advisor Utilities Fund	205	414

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Advisor Biotechnology Fund	$33,626
Fidelity Advisor Consumer Discretionary Fund	7,539
Fidelity Advisor Energy Fund	28,248
Fidelity Advisor Financial Services Fund	9,996
Fidelity Advisor Health Care Fund	109,946
Fidelity Advisor Industrials Fund	9,236
Fidelity Advisor Semiconductors Fund	13,661
Fidelity Advisor Technology Fund	65,332
Fidelity Advisor Utilities Fund	17,376

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Advisor Biotechnology Fund
Distributions to shareholders
Class A	$-	$130,319,328
Class M	-	27,259,940
Class C	-	56,696,827
Class I	-	161,275,417
Class Z	-	13,691,301
Total	$-	$389,242,813
Fidelity Advisor Consumer Discretionary Fund
Distributions to shareholders
Class A	$ 6,879,290	$ 16,168,980
Class M	1,398,366	3,125,065
Class C	2,491,017	6,086,253
Class I	3,782,125	13,848,199
Class Z	2,612,656	5,612,122
Total	$17,163,454	$44,840,619
Fidelity Advisor Energy Fund
Distributions to shareholders
Class A	$ 8,548,484	$ 4,229,952
Class M	2,095,293	1,304,332
Class C	1,833,534	978,471
Class I	13,584,550	4,763,295
Class Z	7,375,972	3,498,287
Total	$33,437,833	$14,774,337
Fidelity Advisor Financial Services Fund
Distributions to shareholders
Class A	$ 10,343,819	$ 8,215,386
Class M	3,691,281	2,766,606
Class C	2,770,639	2,294,171
Class I	7,089,508	5,648,531
Class Z	6,890,192	2,085,902
Total	$30,785,439	$21,010,596
Fidelity Advisor Health Care Fund
Distributions to shareholders
Class A	$-	$ 103,562,390
Class M	-	25,573,033
Class C	-	52,054,574
Class I	-	186,427,506
Class Z	-	53,845,065
Total	$-	$421,462,568
Fidelity Advisor Industrials Fund
Distributions to shareholders
Class A	$ 7,071,012	$ 48,588,464
Class M	1,678,793	10,790,903
Class C	1,387,568	10,633,855
Class I	4,233,189	43,185,214
Class Z	3,179,380	8,702,749
Total	$17,549,942	$121,901,185
Fidelity Advisor Semiconductors Fund
Distributions to shareholders
Class A	$ 8,928,808	$ 16,894,260
Class M	1,417,206	3,024,406
Class C	2,898,996	5,665,807
Class I	7,802,658	15,905,080
Class Z	1,111,011	2,418,893
Total	$22,158,679	$43,908,446
Fidelity Advisor Technology Fund
Distributions to shareholders
Class A	$ 44,657,947	$ 228,756,732
Class M	15,873,514	82,459,541
Class C	11,031,237	60,838,976
Class I	31,149,239	166,955,477
Class Z	14,911,183	61,960,776
Total	$117,623,120	$600,971,502
Fidelity Advisor Utilities Fund
Distributions to shareholders
Class A	$ 13,450,986	$ 8,686,807
Class M	2,770,809	1,704,212
Class C	2,380,194	1,133,319
Class I	12,463,344	5,976,790
Class Z	4,944,533	2,200,016
Total	$36,009,866	$19,701,144

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Advisor Biotechnology Fund
Class A
Shares sold	1,555,561	4,418,691	$38,269,969	$117,800,031
Reinvestment of distributions	-	4,440,754	-	118,923,402
Shares redeemed	(2,379,019)	(6,636,216)	(58,126,576)	(173,909,401)
Net increase (decrease)	(823,458)	2,223,229	$(19,856,607)	$62,814,032
Class M
Shares sold	416,390	525,275	$9,358,812	$13,292,225
Reinvestment of distributions	-	1,096,046	-	26,962,677
Shares redeemed	(576,207)	(1,501,866)	(12,982,236)	(35,974,200)
Net increase (decrease)	(159,817)	119,455	$(3,623,424)	$4,280,702
Class C
Shares sold	244,706	766,454	$4,686,599	$16,982,361
Reinvestment of distributions	-	2,615,104	-	55,231,000
Shares redeemed	(1,938,245)	(5,864,679)	(37,274,942)	(124,192,429)
Net increase (decrease)	(1,693,539)	(2,483,121)	$(32,588,343)	$(51,979,068)
Class I
Shares sold	2,460,591	6,204,658	$65,863,168	$172,889,033
Reinvestment of distributions	-	4,712,583	-	137,418,918
Shares redeemed	(3,457,205)	(14,133,354)	(92,064,150)	(400,482,702)
Net increase (decrease)	(996,614)	(3,216,113)	$(26,200,982)	$(90,174,751)
Class Z
Shares sold	248,781	880,421	$6,692,996	$25,302,163
Reinvestment of distributions	-	396,056	-	11,564,840
Shares redeemed	(807,986)	(1,224,670)	(21,212,849)	(34,702,053)
Net increase (decrease)	(559,205)	51,807	$(14,519,853)	$2,164,950
Fidelity Advisor Consumer Discretionary Fund
Class A
Shares sold	331,238	723,542	$10,851,389	$30,840,312
Reinvestment of distributions	213,123	360,797	6,683,534	15,705,493
Shares redeemed	(730,709)	(1,390,561)	(23,112,774)	(56,239,450)
Net increase (decrease)	(186,348)	(306,222)	$(5,577,851)	$(9,693,645)
Class M
Shares sold	24,177	86,533	$734,920	$3,353,263
Reinvestment of distributions	48,202	76,937	1,382,434	3,082,116
Shares redeemed	(125,322)	(213,236)	(3,594,638)	(7,704,372)
Net increase (decrease)	(52,943)	(49,766)	$(1,477,284)	$(1,268,993)
Class C
Shares sold	74,929	194,917	$1,910,124	$6,446,705
Reinvestment of distributions	104,635	180,010	2,480,887	6,046,548
Shares redeemed	(402,592)	(756,125)	(9,710,102)	(23,161,684)
Net increase (decrease)	(223,028)	(381,198)	$(5,319,091)	$(10,668,431)
Class I
Shares sold	436,884	957,939	$16,282,730	$43,970,719
Reinvestment of distributions	105,097	261,935	3,632,142	12,486,421
Shares redeemed	(953,979)	(3,334,868)	(33,129,951)	(149,620,424)
Net increase (decrease)	(411,998)	(2,114,994)	$(13,215,079)	$(93,163,284)
Class Z
Shares sold	1,098,873	921,806	$36,405,979	$38,859,222
Reinvestment of distributions	73,211	92,881	2,541,170	4,440,626
Shares redeemed	(401,001)	(1,603,367)	(13,943,074)	(72,794,398)
Net increase (decrease)	771,083	(588,680)	$25,004,075	$(29,494,550)
Fidelity Advisor Energy Fund
Class A
Shares sold	2,003,203	5,586,497	$85,452,338	$197,644,201
Reinvestment of distributions	200,786	154,393	8,284,422	4,035,842
Shares redeemed	(1,625,068)	(4,025,817)	(67,847,289)	(132,157,901)
Net increase (decrease)	578,921	1,715,073	$25,889,471	$69,522,142
Class M
Shares sold	256,776	1,108,281	$11,179,271	$38,124,228
Reinvestment of distributions	48,467	47,378	2,057,403	1,273,515
Shares redeemed	(404,928)	(925,853)	(17,167,133)	(30,500,389)
Net increase (decrease)	(99,685)	229,806	$(3,930,459)	$8,897,354
Class C
Shares sold	434,409	1,487,293	$17,001,388	$49,538,922
Reinvestment of distributions	46,957	39,776	1,773,567	954,633
Shares redeemed	(600,478)	(1,191,755)	(22,967,554)	(35,900,925)
Net increase (decrease)	(119,112)	335,314	$(4,192,599)	$14,592,630
Class I
Shares sold	4,179,142	11,878,651	$188,191,989	$442,734,533
Reinvestment of distributions	282,440	152,645	12,342,610	4,219,114
Shares redeemed	(3,411,701)	(6,391,600)	(149,981,337)	(232,390,112)
Net increase (decrease)	1,049,881	5,639,696	$50,553,262	$214,563,535
Class Z
Shares sold	2,741,781	8,049,496	$121,836,098	$277,617,915
Reinvestment of distributions	162,239	121,637	7,071,987	3,353,536
Shares redeemed	(2,006,671)	(5,140,446)	(88,293,920)	(187,048,074)
Net increase (decrease)	897,349	3,030,687	$40,614,165	$93,923,377
Fidelity Advisor Financial Services Fund
Class A
Shares sold	577,320	2,078,376	$15,197,313	$61,073,336
Reinvestment of distributions	408,291	277,980	9,950,057	7,866,833
Shares redeemed	(871,112)	(1,537,466)	(22,619,452)	(43,023,094)
Net increase (decrease)	114,499	818,890	$2,527,918	$25,917,075
Class M
Shares sold	180,795	1,004,137	$4,670,486	$29,329,128
Reinvestment of distributions	150,930	97,289	3,634,395	2,722,139
Shares redeemed	(266,522)	(593,594)	(6,806,009)	(16,539,094)
Net increase (decrease)	65,203	507,832	$1,498,872	$15,512,173
Class C
Shares sold	89,129	727,321	$2,173,090	$19,854,552
Reinvestment of distributions	121,519	86,295	2,753,627	2,279,042
Shares redeemed	(395,313)	(618,443)	(9,661,291)	(16,237,901)
Net increase (decrease)	(184,665)	195,173	$(4,734,574)	$5,895,693
Class I
Shares sold	867,348	3,616,649	$23,565,606	$109,262,113
Reinvestment of distributions	277,356	187,755	6,989,374	5,484,338
Shares redeemed	(1,177,985)	(3,023,204)	(31,653,474)	(87,083,084)
Net increase (decrease)	(33,281)	781,200	$(1,098,494)	$27,663,367
Class Z
Shares sold	2,980,012	2,119,564	$78,117,742	$63,792,422
Reinvestment of distributions	239,686	66,623	6,020,924	1,941,402
Shares redeemed	(1,023,317)	(1,547,460)	(27,553,881)	(45,372,699)
Net increase (decrease)	2,196,381	638,727	$56,584,785	$20,361,125
Fidelity Advisor Health Care Fund
Class A
Shares sold	1,847,803	3,747,789	$105,922,981	$233,179,014
Reinvestment of distributions	-	1,495,405	-	96,348,946
Shares redeemed	(1,922,614)	(4,339,266)	(110,121,630)	(264,349,157)
Net increase (decrease)	(74,811)	903,928	$(4,198,649)	$65,178,803
Class M
Shares sold	177,561	435,333	$9,322,910	$25,121,427
Reinvestment of distributions	-	424,487	-	25,095,629
Shares redeemed	(395,159)	(855,683)	(20,821,798)	(48,110,063)
Net increase (decrease)	(217,598)	4,137	$(11,498,888)	$2,106,993
Class C
Shares sold	430,094	1,035,114	$18,389,489	$49,790,284
Reinvestment of distributions	-	1,046,899	-	50,596,635
Shares redeemed	(1,861,641)	(3,477,708)	(79,474,300)	(158,966,919)
Net increase (decrease)	(1,431,547)	(1,395,695)	$(61,084,811)	$(58,580,000)
Class I
Shares sold	3,986,271	10,728,410	$253,527,282	$730,079,020
Reinvestment of distributions	-	2,309,604	-	164,674,774
Shares redeemed	(5,445,046)	(14,652,690)	(346,155,197)	(969,895,308)
Net increase (decrease)	(1,458,775)	(1,614,676)	$(92,627,915)	$(75,141,514)
Class Z
Shares sold	3,102,498	4,032,990	$193,441,308	$272,822,935
Reinvestment of distributions	-	589,521	-	42,068,205
Shares redeemed	(3,117,750)	(4,279,711)	(197,200,857)	(283,294,012)
Net increase (decrease)	(15,252)	342,800	$(3,759,549)	$31,597,128
Fidelity Advisor Industrials Fund
Class A
Shares sold	199,466	603,316	$6,808,354	$23,516,059
Reinvestment of distributions	199,881	1,213,535	6,692,020	45,750,285
Shares redeemed	(548,789)	(1,335,197)	(18,658,513)	(50,895,928)
Net increase (decrease)	(149,442)	481,654	$(5,158,139)	$18,370,416
Class M
Shares sold	59,456	174,759	$1,955,031	$6,661,118
Reinvestment of distributions	51,559	291,480	1,664,332	10,627,377
Shares redeemed	(97,558)	(247,645)	(3,204,841)	(9,084,966)
Net increase (decrease)	13,457	218,594	$414,522	$8,203,529
Class C
Shares sold	30,615	111,395	$872,289	$3,612,202
Reinvestment of distributions	49,445	331,819	1,376,542	10,545,204
Shares redeemed	(213,777)	(548,802)	(6,072,258)	(17,779,500)
Net increase (decrease)	(133,717)	(105,588)	$(3,823,427)	$(3,622,094)
Class I
Shares sold	410,481	1,309,576	$15,280,806	$56,025,544
Reinvestment of distributions	106,079	874,167	3,845,348	35,517,393
Shares redeemed	(938,464)	(3,337,326)	(34,177,161)	(133,702,575)
Net increase (decrease)	(421,904)	(1,153,583)	$(15,051,007)	$(42,159,638)
Class Z
Shares sold	2,239,818	414,017	$75,612,984	$17,587,181
Reinvestment of distributions	86,441	127,360	3,128,307	5,164,450
Shares redeemed	(394,476)	(923,868)	(14,581,551)	(37,613,581)
Net increase (decrease)	1,931,783	(382,491)	$64,159,740	$(14,861,950)
Fidelity Advisor Semiconductors Fund
Class A
Shares sold	937,338	2,860,692	$36,937,529	$141,379,185
Reinvestment of distributions	219,674	305,160	8,824,286	16,570,155
Shares redeemed	(786,936)	(1,755,975)	(29,896,756)	(81,055,946)
Net increase (decrease)	370,076	1,409,877	$15,865,059	$76,893,394
Class M
Shares sold	171,842	274,328	$6,576,710	$13,314,173
Reinvestment of distributions	37,061	58,420	1,398,675	2,991,086
Shares redeemed	(84,436)	(272,402)	(2,976,671)	(12,460,105)
Net increase (decrease)	124,467	60,346	$4,998,714	$3,845,154
Class C
Shares sold	218,422	848,794	$7,168,804	$34,916,166
Reinvestment of distributions	88,413	126,023	2,894,656	5,653,413
Shares redeemed	(368,271)	(694,995)	(11,547,093)	(26,741,267)
Net increase (decrease)	(61,436)	279,822	$(1,483,633)	$13,828,312
Class I
Shares sold	1,130,643	4,659,880	$47,867,875	$244,049,201
Reinvestment of distributions	177,505	250,734	7,666,452	14,570,164
Shares redeemed	(1,702,887)	(3,378,308)	(69,321,509)	(169,937,377)
Net increase (decrease)	(394,739)	1,532,306	$(13,787,182)	$88,681,988
Class Z
Shares sold	133,708	955,357	$5,443,302	$50,804,090
Reinvestment of distributions	20,319	35,604	877,292	2,067,182
Shares redeemed	(250,330)	(494,861)	(10,110,316)	(24,155,858)
Net increase (decrease)	(96,303)	496,100	$(3,789,722)	$28,715,414
Fidelity Advisor Technology Fund
Class A
Shares sold	1,151,193	2,519,136	$78,093,205	$232,706,169
Reinvestment of distributions	628,818	2,240,274	42,659,028	218,314,727
Shares redeemed	(1,550,470)	(3,342,272)	(103,626,782)	(298,760,229)
Net increase (decrease)	229,541	1,417,138	$17,125,451	$152,260,667
Class M
Shares sold	267,891	697,044	$16,875,526	$59,786,363
Reinvestment of distributions	252,456	907,716	15,667,386	81,358,575
Shares redeemed	(488,456)	(1,175,809)	(30,269,340)	(96,678,322)
Net increase (decrease)	31,891	428,951	$2,273,572	$44,466,616
Class C
Shares sold	234,842	583,339	$12,049,774	$41,708,463
Reinvestment of distributions	213,030	804,256	10,843,236	59,884,931
Shares redeemed	(702,777)	(1,436,860)	(35,471,575)	(98,189,544)
Net increase (decrease)	(254,905)	(49,265)	$(12,578,565)	$3,403,850
Class I
Shares sold	2,069,911	3,867,129	$157,663,262	$384,870,571
Reinvestment of distributions	387,393	1,447,115	29,507,702	157,373,714
Shares redeemed	(1,975,873)	(4,936,086)	(149,567,621)	(483,932,095)
Net increase (decrease)	481,431	378,158	$37,603,343	$58,312,190
Class Z
Shares sold	1,914,043	2,088,418	$139,112,498	$199,301,687
Reinvestment of distributions	169,093	520,545	12,873,087	56,520,804
Shares redeemed	(996,573)	(1,767,962)	(75,523,970)	(176,311,632)
Net increase (decrease)	1,086,563	841,001	$76,461,615	$79,510,859
Fidelity Advisor Utilities Fund
Class A
Shares sold	1,620,632	2,038,098	$62,444,633	$76,451,481
Reinvestment of distributions	350,346	227,863	13,101,448	8,404,572
Shares redeemed	(808,707)	(1,522,462)	(30,839,158)	(55,946,312)
Net increase (decrease)	1,162,271	743,499	$44,706,923	$28,909,741
Class M
Shares sold	195,928	280,727	$7,610,215	$10,659,633
Reinvestment of distributions	72,367	45,465	2,716,197	1,678,440
Shares redeemed	(147,163)	(204,995)	(5,616,686)	(7,562,685)
Net increase (decrease)	121,132	121,197	$4,709,726	$4,775,388
Class C
Shares sold	401,407	455,467	$15,172,257	$16,708,391
Reinvestment of distributions	64,901	31,528	2,371,380	1,129,916
Shares redeemed	(242,162)	(377,473)	(8,980,294)	(13,548,566)
Net increase (decrease)	224,146	109,522	$8,563,343	$4,289,741
Class I
Shares sold	3,512,961	4,333,877	$139,667,315	$167,495,499
Reinvestment of distributions	318,170	154,482	12,185,006	5,854,917
Shares redeemed	(2,026,354)	(1,916,822)	(78,469,224)	(71,914,451)
Net increase (decrease)	1,804,777	2,571,537	$73,383,097	$101,435,965
Class Z
Shares sold	1,275,147	2,215,889	$49,759,477	$87,714,810
Reinvestment of distributions	113,957	46,255	4,361,291	1,754,820
Shares redeemed	(1,391,640)	(1,195,749)	(54,114,415)	(44,084,084)
Net increase (decrease)	(2,536)	1,066,395	$6,353	$45,385,546

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity Advisor® Biotechnology Fund
Class A	1.01%
Actual		$ 1,000	$ 1,149.50	$ 5.47
Hypothetical- B		$ 1,000	$ 1,020.11	$ 5.14
Class M	1.29%
Actual		$ 1,000	$ 1,147.70	$ 6.98
Hypothetical- B		$ 1,000	$ 1,018.70	$ 6.56
Class C	1.76%
Actual		$ 1,000	$ 1,145.30	$ 9.52
Hypothetical- B		$ 1,000	$ 1,016.33	$ 8.94
Class I	.74%
Actual		$ 1,000	$ 1,150.90	$ 4.01
Hypothetical- B		$ 1,000	$ 1,021.48	$ 3.77
Class Z	.61%
Actual		$ 1,000	$ 1,151.80	$ 3.31
Hypothetical- B		$ 1,000	$ 1,022.13	$ 3.11
Fidelity Advisor® Consumer Discretionary Fund
Class A	1.05%
Actual		$ 1,000	$ 975.30	$ 5.23
Hypothetical- B		$ 1,000	$ 1,019.91	$ 5.35
Class M	1.32%
Actual		$ 1,000	$ 974.30	$ 6.57
Hypothetical- B		$ 1,000	$ 1,018.55	$ 6.72
Class C	1.81%
Actual		$ 1,000	$ 971.80	$ 9.00
Hypothetical- B		$ 1,000	$ 1,016.08	$ 9.20
Class I	.78%
Actual		$ 1,000	$ 976.70	$ 3.89
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.97
Class Z	.65%
Actual		$ 1,000	$ 977.30	$ 3.24
Hypothetical- B		$ 1,000	$ 1,021.93	$ 3.31
Fidelity Advisor® Energy Fund
Class A	1.01%
Actual		$ 1,000	$ 1,164.10	$ 5.51
Hypothetical- B		$ 1,000	$ 1,020.11	$ 5.14
Class M	1.27%
Actual		$ 1,000	$ 1,162.40	$ 6.92
Hypothetical- B		$ 1,000	$ 1,018.80	$ 6.46
Class C	1.76%
Actual		$ 1,000	$ 1,159.90	$ 9.58
Hypothetical- B		$ 1,000	$ 1,016.33	$ 8.94
Class I	.74%
Actual		$ 1,000	$ 1,165.70	$ 4.04
Hypothetical- B		$ 1,000	$ 1,021.48	$ 3.77
Class Z	.62%
Actual		$ 1,000	$ 1,166.40	$ 3.39
Hypothetical- B		$ 1,000	$ 1,022.08	$ 3.16
Fidelity Advisor® Financial Services Fund
Class A	1.04%
Actual		$ 1,000	$ 1,099.30	$ 5.50
Hypothetical- B		$ 1,000	$ 1,019.96	$ 5.30
Class M	1.29%
Actual		$ 1,000	$ 1,097.90	$ 6.82
Hypothetical- B		$ 1,000	$ 1,018.70	$ 6.56
Class C	1.79%
Actual		$ 1,000	$ 1,095.20	$ 9.45
Hypothetical- B		$ 1,000	$ 1,016.18	$ 9.10
Class I	.77%
Actual		$ 1,000	$ 1,100.90	$ 4.08
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.92
Class Z	.64%
Actual		$ 1,000	$ 1,101.40	$ 3.39
Hypothetical- B		$ 1,000	$ 1,021.98	$ 3.26
Fidelity Advisor® Health Care Fund
Class A	.98%
Actual		$ 1,000	$ 1,029.30	$ 5.01
Hypothetical- B		$ 1,000	$ 1,020.27	$ 4.99
Class M	1.23%
Actual		$ 1,000	$ 1,028.10	$ 6.29
Hypothetical- B		$ 1,000	$ 1,019.00	$ 6.26
Class C	1.73%
Actual		$ 1,000	$ 1,025.60	$ 8.83
Hypothetical- B		$ 1,000	$ 1,016.48	$ 8.79
Class I	.72%
Actual		$ 1,000	$ 1,030.90	$ 3.69
Hypothetical- B		$ 1,000	$ 1,021.58	$ 3.67
Class Z	.59%
Actual		$ 1,000	$ 1,031.40	$ 3.02
Hypothetical- B		$ 1,000	$ 1,022.23	$ 3.01
Fidelity Advisor® Industrials Fund
Class A	1.04%
Actual		$ 1,000	$ 1,082.10	$ 5.46
Hypothetical- B		$ 1,000	$ 1,019.96	$ 5.30
Class M	1.30%
Actual		$ 1,000	$ 1,080.80	$ 6.82
Hypothetical- B		$ 1,000	$ 1,018.65	$ 6.61
Class C	1.80%
Actual		$ 1,000	$ 1,078.00	$ 9.43
Hypothetical- B		$ 1,000	$ 1,016.13	$ 9.15
Class I	.77%
Actual		$ 1,000	$ 1,083.60	$ 4.04
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.92
Class Z	.65%
Actual		$ 1,000	$ 1,084.10	$ 3.41
Hypothetical- B		$ 1,000	$ 1,021.93	$ 3.31
Fidelity Advisor® Semiconductors Fund
Class A	1.02%
Actual		$ 1,000	$ 1,034.60	$ 5.23
Hypothetical- B		$ 1,000	$ 1,020.06	$ 5.19
Class M	1.28%
Actual		$ 1,000	$ 1,033.20	$ 6.56
Hypothetical- B		$ 1,000	$ 1,018.75	$ 6.51
Class C	1.78%
Actual		$ 1,000	$ 1,030.60	$ 9.11
Hypothetical- B		$ 1,000	$ 1,016.23	$ 9.05
Class I	.75%
Actual		$ 1,000	$ 1,036.00	$ 3.85
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.82
Class Z	.63%
Actual		$ 1,000	$ 1,036.40	$ 3.23
Hypothetical- B		$ 1,000	$ 1,022.03	$ 3.21
Fidelity Advisor® Technology Fund
Class A	.98%
Actual		$ 1,000	$ 958.10	$ 4.84
Hypothetical- B		$ 1,000	$ 1,020.27	$ 4.99
Class M	1.23%
Actual		$ 1,000	$ 957.10	$ 6.07
Hypothetical- B		$ 1,000	$ 1,019.00	$ 6.26
Class C	1.75%
Actual		$ 1,000	$ 954.50	$ 8.62
Hypothetical- B		$ 1,000	$ 1,016.38	$ 8.89
Class I	.72%
Actual		$ 1,000	$ 959.40	$ 3.56
Hypothetical- B		$ 1,000	$ 1,021.58	$ 3.67
Class Z	.60%
Actual		$ 1,000	$ 960.00	$ 2.96
Hypothetical- B		$ 1,000	$ 1,022.18	$ 3.06
Fidelity Advisor® Utilities Fund
Class A	1.02%
Actual		$ 1,000	$ 969.50	$ 5.06
Hypothetical- B		$ 1,000	$ 1,020.06	$ 5.19
Class M	1.28%
Actual		$ 1,000	$ 968.20	$ 6.35
Hypothetical- B		$ 1,000	$ 1,018.75	$ 6.51
Class C	1.77%
Actual		$ 1,000	$ 965.80	$ 8.77
Hypothetical- B		$ 1,000	$ 1,016.28	$ 9.00
Class I	.75%
Actual		$ 1,000	$ 970.50	$ 3.73
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.82
Class Z	.62%
Actual		$ 1,000	$ 971.20	$ 3.08
Hypothetical- B		$ 1,000	$ 1,022.08	$ 3.16

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700839.126
AFOC-SANN-0423
Fidelity Advisor® Real Estate Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis (REIT), Inc.	10.9
Crown Castle International Corp.	9.2
Equinix, Inc.	7.7
American Tower Corp.	7.2
CubeSmart	7.2
Ventas, Inc.	5.5
CBRE Group, Inc.	4.8
Mid-America Apartment Communities, Inc.	4.7
Equity Lifestyle Properties, Inc.	3.7
Essex Property Trust, Inc.	3.6
64.5

Top Five REIT Sectors (% of Fund's net assets)

REITs - Diversified	21.7
REITs - Warehouse/Industrial	14.3
REITs - Apartments	13.3
REITs - Health Care	8.7
REITs - Storage	8.5

Asset Allocation (% of Fund's net assets)

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
Commercial Services & Supplies - 0.8%
REITs - Diversified - 0.8%
CoreCivic, Inc. (a)	101,653	1,081,588
The GEO Group, Inc. (a)	109,600	1,260,400
		2,341,988
Equity Real Estate Investment Trusts (REITs) - 92.0%
REITs - Apartments - 13.3%
Essex Property Trust, Inc.	46,547	10,522,880
Invitation Homes, Inc.	279,400	9,080,500
Mid-America Apartment Communities, Inc.	82,100	13,687,712
UDR, Inc.	132,100	5,626,139
		38,917,231
REITs - Diversified - 20.9%
Crown Castle International Corp.	180,700	26,763,477
Equinix, Inc.	30,700	22,660,591
Lamar Advertising Co. Class A	77,300	8,235,542
VICI Properties, Inc.	98,900	3,380,402
		61,040,012
REITs - Health Care - 8.7%
Ventas, Inc.	309,405	16,030,273
Welltower, Inc.	126,600	9,500,064
		25,530,337
REITs - Hotels - 3.3%
Host Hotels & Resorts, Inc.	136,300	2,569,255
Ryman Hospitality Properties, Inc.	77,800	7,226,842
		9,796,097
REITs - Management/Investment - 7.2%
American Tower Corp.	94,600	21,132,694
REITs - Manufactured Homes - 3.7%
Equity Lifestyle Properties, Inc.	149,806	10,753,075
REITs - Office Property - 3.0%
Alexandria Real Estate Equities, Inc.	55,600	8,937,144
REITs - Shopping Centers - 4.4%
Phillips Edison & Co., Inc. (b)	72,700	2,436,904
SITE Centers Corp.	424,700	5,797,155
Urban Edge Properties	303,500	4,780,125
		13,014,184
REITs - Single Tenant - 4.7%
Four Corners Property Trust, Inc.	300,600	8,645,256
Spirit Realty Capital, Inc.	118,100	5,182,228
		13,827,484
REITs - Storage - 8.5%
CubeSmart	458,600	20,999,294
Public Storage	12,400	3,773,816
		24,773,110
REITs - Warehouse/Industrial - 14.3%
EastGroup Properties, Inc.	33,200	5,585,900
Prologis (REIT), Inc.	246,516	31,869,588
Terreno Realty Corp.	66,600	4,291,038
		41,746,526
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		269,467,894
IT Services - 0.7%
Internet Services & Infrastructure - 0.7%
Cyxtera Technologies, Inc. Class A (a)	612,625	1,972,653
Real Estate Management & Development - 5.2%
Real Estate Operating Companies - 0.4%
WeWork, Inc. (a)(b)	716,600	1,139,394
Real Estate Services - 4.8%
CBRE Group, Inc. (a)	164,100	14,032,191
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		15,171,585
TOTAL COMMON STOCKS (Cost $226,950,466)		288,954,120

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	4,183,283	4,184,119
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	621,204	621,266
TOTAL MONEY MARKET FUNDS (Cost $4,805,385)		4,805,385

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $231,755,851)	293,759,505
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,064,272)
NET ASSETS - 100.0%	292,695,233

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,565,719	41,348,478	38,730,078	50,792	-	-	4,184,119	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	5,187,000	13,108,294	17,674,028	42,481	-	-	621,266	0.0%
Total	6,752,719	54,456,772	56,404,106	93,273	-	-	4,805,385

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	288,954,120	288,954,120	-	-

Money Market Funds	4,805,385	4,805,385	-	-
Total Investments in Securities:	293,759,505	293,759,505	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $567,856) - See accompanying schedule:
Unaffiliated issuers (cost $226,950,466)	$288,954,120
Fidelity Central Funds (cost $4,805,385)	4,805,385

Total Investment in Securities (cost $231,755,851)		$293,759,505
Receivable for investments sold		126,427
Receivable for fund shares sold		39,238
Dividends receivable		158,189
Distributions receivable from Fidelity Central Funds		14,886
Prepaid expenses		2,130
Other receivables		78,543
Total assets		294,178,918
Liabilities
Payable for investments purchased	$132,920
Payable for fund shares redeemed	371,572
Accrued management fee	123,246
Distribution and service plan fees payable	64,197
Other affiliated payables	58,491
Deferred independent trustees' fees payable	78,543
Other payables and accrued expenses	33,450
Collateral on securities loaned	621,266
Total Liabilities		1,483,685
Net Assets		$292,695,233
Net Assets consist of:
Paid in capital		$238,221,875
Total accumulated earnings (loss)		54,473,358
Net Assets		$292,695,233

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($103,069,464 ÷ 6,026,936 shares) (a)		$17.10
Maximum offering price per share (100/94.25 of $17.10)		$18.14
Class M :
Net Asset Value and redemption price per share ($90,445,274 ÷ 5,315,276 shares) (a)		$17.02
Maximum offering price per share (100/96.50 of $17.02)		$17.64
Class C :
Net Asset Value and offering price per share ($9,282,808 ÷ 572,890 shares) (a)		$16.20
Class I :
Net Asset Value , offering price and redemption price per share ($82,591,676 ÷ 4,745,097 shares)		$17.41
Class Z :
Net Asset Value , offering price and redemption price per share ($7,306,011 ÷ 420,190 shares)		$17.39
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$4,641,132
Income from Fidelity Central Funds (including $42,481 from security lending)		93,273
Total Income		4,734,405
Expenses
Management fee	$867,209
Transfer agent fees	375,614
Distribution and service plan fees	394,690
Accounting fees	58,218
Custodian fees and expenses	6,148
Independent trustees' fees and expenses	608
Registration fees	61,493
Audit	27,360
Legal	552
Miscellaneous	1,463
Total expenses before reductions	1,793,355
Expense reductions	(6,576)
Total expenses after reductions		1,786,779
Net Investment income (loss)		2,947,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,159,494)
Total net realized gain (loss)		(3,159,494)
Change in net unrealized appreciation (depreciation) on investment securities		(36,543,107)
Net gain (loss)		(39,702,601)
Net increase (decrease) in net assets resulting from operations		$(36,754,975)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,947,626	$4,457,219
Net realized gain (loss)	(3,159,494)	46,296,510
Change in net unrealized appreciation (depreciation)	(36,543,107)	(77,776,668)
Net increase (decrease) in net assets resulting from operations	(36,754,975)	(27,022,939)
Distributions to shareholders	(42,285,368)	(28,289,351)
Share transactions - net increase (decrease)	(38,583,707)	(21,794,093)
Total increase (decrease) in net assets	(117,624,050)	(77,106,383)

Net Assets
Beginning of period	410,319,283	487,425,666
End of period	$292,695,233	$410,319,283

Financial Highlights
Fidelity Advisor® Real Estate Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.95	$24.66	$19.62	$22.91	$22.07	$22.96
Income from Investment Operations
Net investment income (loss) A,B	.16	.22	.26	.41	.37	.37
Net realized and unrealized gain (loss)	(2.13)	(1.47)	5.50	(1.91)	1.63	.21
Total from investment operations	(1.97)	(1.25)	5.76	(1.50)	2.00	.58
Distributions from net investment income	(.19)	(.17)	(.24)	(.38)	(.43)	(.36)
Distributions from net realized gain	(2.69)	(1.30)	(.48)	(1.41)	(.73)	(1.11)
Total distributions	(2.88)	(1.46) C	(.72)	(1.79)	(1.16)	(1.47)
Net asset value, end of period	$17.10	$21.95	$24.66	$19.62	$22.91	$22.07
Total Return D,E,F	(7.46)%	(5.65)%	30.38%	(7.21)%	9.62%	2.55%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.11% I	1.07%	1.09%	1.10%	1.10%	1.10%
Expenses net of fee waivers, if any	1.11% I	1.07%	1.09%	1.10%	1.09%	1.10%
Expenses net of all reductions	1.11% I	1.07%	1.08%	1.09%	1.09%	1.10%
Net investment income (loss)	1.76% I	.95%	1.24%	1.93%	1.68%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$103,069	$122,949	$138,134	$115,736	$151,536	$161,570
Portfolio turnover rate J	34% I	48%	53%	56%	49%	41%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Real Estate Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.87	$24.59	$19.58	$22.87	$22.05	$22.94
Income from Investment Operations
Net investment income (loss) A,B	.14	.17	.21	.36	.32	.32
Net realized and unrealized gain (loss)	(2.12)	(1.46)	5.49	(1.90)	1.62	.21
Total from investment operations	(1.98)	(1.29)	5.70	(1.54)	1.94	.53
Distributions from net investment income	(.18)	(.13)	(.22)	(.34)	(.39)	(.31)
Distributions from net realized gain	(2.69)	(1.30)	(.48)	(1.41)	(.73)	(1.11)
Total distributions	(2.87)	(1.43)	(.69) C	(1.75)	(1.12)	(1.42)
Net asset value, end of period	$17.02	$21.87	$24.59	$19.58	$22.87	$22.05
Total Return D,E,F	(7.55)%	(5.83)%	30.14%	(7.42)%	9.35%	2.34%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.32% I	1.29%	1.31%	1.31%	1.32%	1.33%
Expenses net of fee waivers, if any	1.32% I	1.28%	1.31%	1.31%	1.31%	1.33%
Expenses net of all reductions	1.31% I	1.28%	1.30%	1.30%	1.31%	1.32%
Net investment income (loss)	1.55% I	.73%	1.03%	1.71%	1.46%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$90,445	$100,892	$118,778	$98,724	$128,754	$127,038
Portfolio turnover rate J	34% I	48%	53%	56%	49%	41%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Real Estate Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.00	$23.74	$18.97	$22.26	$21.54	$22.46
Income from Investment Operations
Net investment income (loss) A,B	.09	.03	.09	.23	.19	.20
Net realized and unrealized gain (loss)	(2.06)	(1.39)	5.30	(1.85)	1.58	.20
Total from investment operations	(1.97)	(1.36)	5.39	(1.62)	1.77	.40
Distributions from net investment income	(.14)	(.08)	(.15)	(.26)	(.32)	(.21)
Distributions from net realized gain	(2.69)	(1.30)	(.48)	(1.41)	(.73)	(1.11)
Total distributions	(2.83)	(1.38)	(.62) C	(1.67)	(1.05)	(1.32)
Net asset value, end of period	$16.20	$21.00	$23.74	$18.97	$22.26	$21.54
Total Return D,E,F	(7.84)%	(6.35)%	29.36%	(7.95)%	8.72%	1.77%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.87% I	1.86%	1.88%	1.89%	1.88%	1.88%
Expenses net of fee waivers, if any	1.87% I	1.86%	1.88%	1.89%	1.88%	1.88%
Expenses net of all reductions	1.87% I	1.86%	1.87%	1.88%	1.88%	1.87%
Net investment income (loss)	1.00% I	.15%	.46%	1.14%	.89%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$9,283	$12,375	$16,069	$20,774	$28,982	$43,690
Portfolio turnover rate J	34% I	48%	53%	56%	49%	41%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Real Estate Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.26	$24.96	$19.84	$23.15	$22.28	$23.17
Income from Investment Operations
Net investment income (loss) A,B	.19	.27	.31	.46	.43	.43
Net realized and unrealized gain (loss)	(2.15)	(1.48)	5.56	(1.92)	1.65	.21
Total from investment operations	(1.96)	(1.21)	5.87	(1.46)	2.08	.64
Distributions from net investment income	(.19)	(.19)	(.27)	(.44)	(.48)	(.42)
Distributions from net realized gain	(2.69)	(1.30)	(.48)	(1.41)	(.73)	(1.11)
Total distributions	(2.89) C	(1.49)	(.75)	(1.85)	(1.21)	(1.53)
Net asset value, end of period	$17.41	$22.26	$24.96	$19.84	$23.15	$22.28
Total Return D,E	(7.32)%	(5.43)%	30.65%	(6.99)%	9.93%	2.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86% H	.86%	.88%	.86%	.81%	.82%
Expenses net of fee waivers, if any	.86% H	.86%	.87%	.86%	.81%	.82%
Expenses net of all reductions	.86% H	.86%	.87%	.85%	.81%	.81%
Net investment income (loss)	2.01% H	1.15%	1.46%	2.17%	1.96%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$82,592	$160,565	$197,873	$180,346	$225,407	$284,857
Portfolio turnover rate I	34% H	48%	53%	56%	49%	41%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Real Estate Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$22.29	$24.97	$19.85	$23.16	$21.91
Income from Investment Operations
Net investment income (loss) B,C	.21	.33	.36	.50	.40
Net realized and unrealized gain (loss)	(2.16)	(1.48)	5.56	(1.92)	1.94
Total from investment operations	(1.95)	(1.15)	5.92	(1.42)	2.34
Distributions from net investment income	(.25)	(.23)	(.32)	(.48)	(.36)
Distributions from net realized gain	(2.69)	(1.30)	(.48)	(1.41)	(.73)
Total distributions	(2.95) D	(1.53)	(.80)	(1.89)	(1.09)
Net asset value, end of period	$17.39	$22.29	$24.97	$19.85	$23.16
Total Return E,F	(7.24)%	(5.21)%	30.95%	(6.80)%	11.22%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66% I	.64%	.64%	.65%	.65% I
Expenses net of fee waivers, if any	.66% I	.63%	.64%	.65%	.64% I
Expenses net of all reductions	.66% I	.63%	.64%	.64%	.64% I
Net investment income (loss)	2.21% I	1.38%	1.69%	2.38%	2.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,306	$13,539	$16,573	$9,157	$6,634
Portfolio turnover rate J	34% I	48%	53%	56%	49% I

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Real Estate Fund	$78,543

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   deferred Trustee compensation and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$75,114,571
Gross unrealized depreciation	(15,059,172)
Net unrealized appreciation (depreciation)	$60,055,399
Tax cost	$233,704,106

The Fund elected to defer to its next fiscal year approximately $70,890 of capital losses recognized during the period November 1, 2021 to July 31, 2022.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Real Estate Fund	56,032,342	136,296,718

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$128,675	$746
Class M	.25%	.25%	216,730	-
Class C	.75%	.25%	49,285	4,364
			$394,690	$5,110

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,551
Class M	996
Class C A	98
$7,645

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$125,326.24
Class M	87,405.20
Class C	12,724.26
Class I	148,260.24
Class Z	1,899.04
	$375,614

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Real Estate Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Real Estate Fund	$1,239

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Real Estate Fund	5,666,628	5,450,447	(969,278)

5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Real Estate Fund	$499

6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Real Estate Fund	$4,220	$-	$-

7. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.
Expense reduction
Class A	$103
Class M	508
$611

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,965.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Advisor Real Estate Fund
Distributions to shareholders
Class A	$14,969,406	$7,993,209
Class M	12,970,936	6,745,913
Class C	1,427,489	908,708
Class I	11,839,759	11,703,981
Class Z	1,077,778	937,540
Total	$42,285,368	$28,289,351

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Advisor Real Estate Fund
Class A
Shares sold	291,960	994,036	$5,298,247	$23,589,069
Reinvestment of distributions	961,670	322,393	14,752,010	7,866,495
Shares redeemed	(826,968)	(1,318,681)	(15,005,286)	(30,889,788)
Net increase (decrease)	426,662	(2,252)	$5,044,971	$565,776
Class M
Shares sold	218,882	392,434	$3,921,609	$9,212,673
Reinvestment of distributions	848,031	276,620	12,940,952	6,729,626
Shares redeemed	(365,066)	(886,642)	(6,638,435)	(20,661,409)
Net increase (decrease)	701,847	(217,588)	$10,224,126	$(4,719,110)
Class C
Shares sold	18,768	106,372	$314,829	$2,458,841
Reinvestment of distributions	96,548	38,746	1,403,801	908,210
Shares redeemed	(131,713)	(232,612)	(2,300,441)	(5,110,047)
Net increase (decrease)	(16,397)	(87,494)	$(581,811)	$(1,742,996)
Class I
Shares sold	819,323	2,116,894	$14,835,138	$52,046,309
Reinvestment of distributions	748,076	440,622	11,669,986	10,890,582
Shares redeemed	(4,034,851)	(3,272,627)	(76,325,813)	(77,697,577)
Net increase (decrease)	(2,467,452)	(715,111)	$(49,820,689)	$(14,760,686)
Class Z
Shares sold	48,280	345,140	$899,634	$8,205,866
Reinvestment of distributions	63,421	31,131	992,466	769,941
Shares redeemed	(298,892)	(432,603)	(5,342,404)	(10,112,884)
Net increase (decrease)	(187,191)	(56,332)	$(3,450,304)	$(1,137,077)

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity Advisor® Real Estate Fund
Class A	1.11%
Actual		$ 1,000	$ 925.40	$ 5.39
Hypothetical- B		$ 1,000	$ 1,019.61	$ 5.65
Class M	1.32%
Actual		$ 1,000	$ 924.50	$ 6.40
Hypothetical- B		$ 1,000	$ 1,018.55	$ 6.72
Class C	1.87%
Actual		$ 1,000	$ 921.60	$ 9.06
Hypothetical- B		$ 1,000	$ 1,015.78	$ 9.50
Class I	.86%
Actual		$ 1,000	$ 926.80	$ 4.18
Hypothetical- B		$ 1,000	$ 1,020.87	$ 4.38
Class Z	.66%
Actual		$ 1,000	$ 927.60	$ 3.21
Hypothetical- B		$ 1,000	$ 1,021.88	$ 3.36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.783109.121
ARE-SANN-0423
Fidelity Advisor® Global Real Estate Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis (REIT), Inc.	8.9
Equinix, Inc.	5.4
Digital Realty Trust, Inc.	3.7
Ventas, Inc.	3.6
Welltower, Inc.	3.3
UDR, Inc.	2.8
Vonovia SE	2.7
Equity Lifestyle Properties, Inc.	2.6
Extra Space Storage, Inc.	2.6
Mid-America Apartment Communities, Inc.	2.6
38.2

Top Five REIT Sectors (% of Fund's net assets)

REITs - Diversified	20.7
REITs - Apartments	13.5
REITs - Shopping Centers	10.3
REITs - Warehouse/Industrial	9.8
REITs - Health Care	7.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 36.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
Australia - 4.8%
Abacus Property Group unit	12,329	24,431
Arena (REIT) unit	25,116	66,627
Charter Hall Retail REIT	24,491	69,550
National Storage REIT unit	42,324	69,654
Scentre Group unit	30,695	66,602
TOTAL AUSTRALIA		296,864
Canada - 5.5%
Boardwalk (REIT)	3,696	156,168
Dream Industrial (REIT)	11,194	117,783
Flagship Communities (REIT)	4,401	70,372
TOTAL CANADA		344,323
France - 2.6%
ARGAN SA	794	67,416
Covivio	856	58,581
Gecina SA	293	34,593
TOTAL FRANCE		160,590
Germany - 2.7%
Vonovia SE	5,889	166,352
Hong Kong - 1.9%
Hysan Development Co. Ltd.	10,619	35,727
Link (REIT)	10,663	85,351
TOTAL HONG KONG		121,078
Ireland - 0.5%
Dalata Hotel Group PLC (a)	7,083	29,839
Japan - 5.9%
Advance Residence Investment Corp.	16	39,084
Kenedix Residential Investment Corp.	45	67,071
LaSalle Logiport REIT	63	76,331
Mitsubishi Estate Co. Ltd.	10,697	137,490
Mitsui Fudosan Logistics Park, Inc.	14	48,861
TOTAL JAPAN		368,837
Singapore - 4.7%
CapitaMall Trust	68,389	111,894
CDL Hospitality Trusts unit	22,144	22,850
Mapletree Pan Asia Commercial Trust	21,333	29,683
UOL Group Ltd.	23,554	125,674
TOTAL SINGAPORE		290,101
Spain - 1.0%
Lar Espana Real Estate Socimi SA	2,276	11,357
Merlin Properties Socimi SA	5,472	53,332
TOTAL SPAIN		64,689
Sweden - 1.1%
Catena AB	1,605	66,824
United Kingdom - 5.6%
Assura PLC	90,098	61,926
Grainger Trust PLC	37,311	119,413
Helical PLC	4,052	17,984
Life Science (REIT) PLC	13,294	11,210
Segro PLC	5,837	59,742
Shaftesbury PLC	7,907	38,369
Unite Group PLC	3,561	43,770
TOTAL UNITED KINGDOM		352,414
United States of America - 63.5%
American Assets Trust, Inc.	1,445	41,125
American Homes 4 Rent Class A	3,014	103,350
Apartment Income (REIT) Corp.	1,925	73,651
Crown Castle International Corp.	926	137,150
CubeSmart	3,194	146,253
DiamondRock Hospitality Co.	7,011	67,516
Digital Realty Trust, Inc.	2,017	231,189
Elme Communities (SBI)	2,285	43,872
Equinix, Inc.	453	334,373
Equity Lifestyle Properties, Inc.	2,309	165,740
Extra Space Storage, Inc.	1,027	162,091
Gaming & Leisure Properties	1,633	87,463
Host Hotels & Resorts, Inc.	6,913	130,310
Invitation Homes, Inc.	3,009	97,793
Kimco Realty Corp.	5,049	113,401
LXP Industrial Trust (REIT)	4,303	49,700
Mid-America Apartment Communities, Inc.	964	160,718
National Retail Properties, Inc.	2,647	125,335
Phillips Edison & Co., Inc.	1,605	53,800
Prologis (REIT), Inc.	4,274	552,538
Regency Centers Corp.	1,577	105,076
RLJ Lodging Trust	4,187	52,631
Ryman Hospitality Properties, Inc.	518	48,117
Spirit Realty Capital, Inc.	2,150	94,342
Sun Communities, Inc.	884	138,664
UDR, Inc.	4,122	175,556
Urban Edge Properties	2,298	36,194
Ventas, Inc.	4,323	223,975
Welltower, Inc.	2,778	208,461
TOTAL UNITED STATES OF AMERICA		3,960,384
TOTAL COMMON STOCKS (Cost $5,277,449)		6,222,295

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (b) (Cost $68,818)	68,804	68,818

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $5,346,267)	6,291,113
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(57,590)
NET ASSETS - 100.0%	6,233,523

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	80,792	3,681,299	3,693,273	1,635	-	-	68,818	0.0%
Total	80,792	3,681,299	3,693,273	1,635	-	-	68,818

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	29,839	29,839	-	-
Real Estate	6,192,456	4,949,224	1,243,232	-

Money Market Funds	68,818	68,818	-	-
Total Investments in Securities:	6,291,113	5,047,881	1,243,232	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,277,449)	$6,222,295
Fidelity Central Funds (cost $68,818)	68,818

Total Investment in Securities (cost $5,346,267)		$6,291,113
Cash		13,688
Receivable for investments sold		38,660
Receivable for fund shares sold		15,267
Dividends receivable		18,282
Distributions receivable from Fidelity Central Funds		311
Prepaid expenses		14
Receivable from investment adviser for expense reductions		9,768
Other receivables		7
Total assets		6,387,110
Liabilities
Payable for investments purchased	$56,001
Payable for fund shares redeemed	55,904
Accrued management fee	4,284
Distribution and service plan fees payable	1,112
Other affiliated payables	1,489
Other payables and accrued expenses	34,797
Total Liabilities		153,587
Net Assets		$6,233,523
Net Assets consist of:
Paid in capital		$6,212,817
Total accumulated earnings (loss)		20,706
Net Assets		$6,233,523

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,857,726 ÷ 270,578 shares) (a)		$10.56
Maximum offering price per share (100/94.25 of $10.56)		$11.20
Class M :
Net Asset Value and redemption price per share ($942,573 ÷ 89,342 shares) (a)		$10.55
Maximum offering price per share (100/96.50 of $10.55)		$10.93
Class C :
Net Asset Value and offering price per share ($193,203 ÷ 18,231 shares) (a)		$10.60
Class I :
Net Asset Value , offering price and redemption price per share ($1,302,171 ÷ 123,181 shares)		$10.57
Class Z :
Net Asset Value , offering price and redemption price per share ($937,850 ÷ 88,147 shares)		$10.64
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$102,662
Income from Fidelity Central Funds		1,635
Income before foreign taxes withheld		$104,297
Less foreign taxes withheld		(3,704)
Total Income		100,593
Expenses
Management fee	$21,033
Transfer agent fees	6,515
Distribution and service plan fees	6,572
Accounting fees and expenses	1,099
Custodian fees and expenses	9,303
Independent trustees' fees and expenses	11
Registration fees	28,075
Audit	31,688
Legal	5
Miscellaneous	110
Total expenses before reductions	104,411
Expense reductions	(69,173)
Total expenses after reductions		35,238
Net Investment income (loss)		65,355
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(707,347)
Foreign currency transactions	(2,490)
Total net realized gain (loss)		(709,837)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	289,181
Assets and liabilities in foreign currencies	411
Total change in net unrealized appreciation (depreciation)		289,592
Net gain (loss)		(420,245)
Net increase (decrease) in net assets resulting from operations		$(354,890)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,355	$113,743
Net realized gain (loss)	(709,837)	(60,440)
Change in net unrealized appreciation (depreciation)	289,592	(838,298)
Net increase (decrease) in net assets resulting from operations	(354,890)	(784,995)
Distributions to shareholders	(76,041)	(92,097)
Share transactions - net increase (decrease)	(699,383)	1,732,182
Total increase (decrease) in net assets	(1,130,314)	855,090

Net Assets
Beginning of period	7,363,837	6,508,747
End of period	$6,233,523	$7,363,837

Financial Highlights
Fidelity Advisor® Global Real Estate Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.18	$12.49	$9.69	$10.72	$10.13	$9.81
Income from Investment Operations
Net investment income (loss) A,B	.10	.17	.17	.15	.22	.18
Net realized and unrealized gain (loss)	(.63)	(1.33)	2.76	(.58)	.58	.42
Total from investment operations	(.53)	(1.16)	2.93	(.43)	.80	.60
Distributions from net investment income	(.09)	(.15)	(.13)	(.23)	(.15)	(.13)
Distributions from net realized gain	-	-	-	(.37)	(.06)	(.14)
Total distributions	(.09)	(.15)	(.13)	(.60)	(.21)	(.28) C
Net asset value, end of period	$10.56	$11.18	$12.49	$9.69	$10.72	$10.13
Total Return D,E,F	(4.65)%	(9.40)%	30.59%	(4.61)%	8.25%	6.16%
Ratios to Average Net Assets B,G,H
Expenses before reductions	3.43% I	3.19%	4.19%	4.22%	4.56%	5.86%
Expenses net of fee waivers, if any	1.19% I	1.28%	1.38%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.19% I	1.28%	1.37%	1.39%	1.39%	1.38%
Net investment income (loss)	2.06% I	1.45%	1.60%	1.47%	2.09%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,858	$3,021	$2,747	$1,732	$3,290	$1,001
Portfolio turnover rate J	125% I	33%	32%	52%	60%	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Real Estate Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.16	$12.46	$9.67	$10.71	$10.11	$9.79
Income from Investment Operations
Net investment income (loss) A,B	.09	.14	.14	.12	.19	.15
Net realized and unrealized gain (loss)	(.64)	(1.31)	2.76	(.58)	.60	.42
Total from investment operations	(.55)	(1.17)	2.90	(.46)	.79	.57
Distributions from net investment income	(.06)	(.13)	(.11)	(.21)	(.13)	(.11)
Distributions from net realized gain	-	-	-	(.37)	(.06)	(.14)
Total distributions	(.06)	(.13)	(.11)	(.58)	(.19)	(.25)
Net asset value, end of period	$10.55	$11.16	$12.46	$9.67	$10.71	$10.11
Total Return C,D,E	(4.84)%	(9.51)%	30.20%	(4.87)%	8.06%	5.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	3.64% H	3.39%	4.41%	4.46%	4.79%	5.90%
Expenses net of fee waivers, if any	1.45% H	1.52%	1.63%	1.66%	1.65%	1.65%
Expenses net of all reductions	1.44% H	1.52%	1.62%	1.64%	1.64%	1.63%
Net investment income (loss)	1.80% H	1.21%	1.35%	1.22%	1.84%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$943	$1,070	$876	$658	$810	$570
Portfolio turnover rate I	125% H	33%	32%	52%	60%	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Real Estate Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.17	$12.47	$9.63	$10.63	$10.08	$9.76
Income from Investment Operations
Net investment income (loss) A,B	.07	.09	.09	.07	.14	.10
Net realized and unrealized gain (loss)	(.63)	(1.33)	2.75	(.58)	.59	.42
Total from investment operations	(.56)	(1.24)	2.84	(.51)	.73	.52
Distributions from net investment income	(.01)	(.06)	-	(.12)	(.12)	(.06)
Distributions from net realized gain	-	-	-	(.37)	(.06)	(.14)
Total distributions	(.01)	(.06)	-	(.49)	(.18)	(.20)
Net asset value, end of period	$10.60	$11.17	$12.47	$9.63	$10.63	$10.08
Total Return C,D,E	(5.03)%	(9.97)%	29.49%	(5.31)%	7.52%	5.38%
Ratios to Average Net Assets B,F,G
Expenses before reductions	4.16% H	3.93%	5.02%	4.46%	5.04%	6.26%
Expenses net of fee waivers, if any	1.94% H	2.02%	2.14%	2.16%	2.15%	2.15%
Expenses net of all reductions	1.92% H	2.02%	2.13%	2.15%	2.14%	2.13%
Net investment income (loss)	1.32% H	.72%	.85%	.71%	1.34%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$193	$203	$223	$185	$1,060	$614
Portfolio turnover rate I	125% H	33%	32%	52%	60%	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Real Estate Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.21	$12.51	$9.71	$10.75	$10.15	$9.82
Income from Investment Operations
Net investment income (loss) A,B	.11	.20	.20	.17	.24	.20
Net realized and unrealized gain (loss)	(.63)	(1.32)	2.76	(.58)	.59	.43
Total from investment operations	(.52)	(1.12)	2.96	(.41)	.83	.63
Distributions from net investment income	(.12)	(.18)	(.16)	(.26)	(.17)	(.16)
Distributions from net realized gain	-	-	-	(.37)	(.06)	(.14)
Total distributions	(.12)	(.18)	(.16)	(.63)	(.23)	(.30)
Net asset value, end of period	$10.57	$11.21	$12.51	$9.71	$10.75	$10.15
Total Return C,D	(4.54)%	(9.12)%	30.82%	(4.40)%	8.55%	6.48%
Ratios to Average Net Assets B,E,F
Expenses before reductions	3.01% G	2.94%	3.81%	3.97%	4.20%	5.41%
Expenses net of fee waivers, if any	.95% G	1.02%	1.13%	1.16%	1.15%	1.15%
Expenses net of all reductions	.94% G	1.02%	1.12%	1.14%	1.14%	1.13%
Net investment income (loss)	2.30% G	1.71%	1.85%	1.71%	2.34%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,302	$1,766	$1,483	$1,066	$1,056	$986
Portfolio turnover rate H	125% G	33%	32%	52%	60%	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Real Estate Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.28	$12.56	$9.73	$10.76	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.13	.22	.22	.19	.22
Net realized and unrealized gain (loss)	(.65)	(1.32)	2.77	(.59)	.76
Total from investment operations	(.52)	(1.10)	2.99	(.40)	.98
Distributions from net investment income	(.12)	(.18)	(.16)	(.26)	(.17)
Distributions from net realized gain	-	-	-	(.37)	(.06)
Total distributions	(.12)	(.18)	(.16)	(.63)	(.23)
Net asset value, end of period	$10.64	$11.28	$12.56	$9.73	$10.76
Total Return D,E	(4.51)%	(8.93)%	31.07%	(4.29)%	10.17%
Ratios to Average Net Assets C,F,G
Expenses before reductions	3.47% H	2.71%	3.72%	3.54%	3.87% H
Expenses net of fee waivers, if any	.80% H	.89%	.97%	1.02%	1.00% H
Expenses net of all reductions	.79% H	.89%	.96%	1.00%	1.00% H
Net investment income (loss)	2.45% H	1.84%	2.01%	1.86%	2.50% H
Supplemental Data
Net assets, end of period (000 omitted)	$938	$1,303	$1,180	$233	$306
Portfolio turnover rate I	125% H	33%	32%	52%	60%

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Advisor Global Real Estate Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$995,600
Gross unrealized depreciation	(251,021)
Net unrealized appreciation (depreciation)	$744,579
Tax cost	$5,546,534

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(170,101)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Real Estate Fund	3,891,346	4,485,368

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$3,311	$1,356
Class M	.25%	.25%	2,338	1,320
Class C	.75%	.25%	923	288
			$6,572	$2,964

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$562
Class M	54
Class C A	1
$617

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$3,308.25
Class M	969.21
Class C	234.25
Class I	1,869.21
Class Z	135.04
	$6,515

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Advisor Global Real Estate Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Global Real Estate Fund	$55

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Global Real Estate Fund	85,614	44,709	21

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Advisor Global Real Estate Fund	$9
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2023. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.20%	$29,585
Class M	1.45%	10,260
Class C	1.95%	2,049
Class I	.95%	18,334
Class Z	.80%	8,625
		$68,853
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $182. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$14
Class C	7
$21

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $117.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Advisor Global Real Estate Fund
Distributions to shareholders
Class A	$23,736	$40,544
Class M	5,995	10,997
Class C	136	1,175
Class I	43,870	21,272
Class Z	2,304	18,109
Total	$76,041	$92,097

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Advisor Global Real Estate Fund
Class A
Shares sold	29,756	92,564	$291,875	$1,135,946
Reinvestment of distributions	2,489	3,246	23,736	40,544
Shares redeemed	(31,793)	(45,679)	(315,146)	(547,402)
Net increase (decrease)	452	50,131	$465	$629,088
Class M
Shares sold	1,680	31,478	$16,580	$387,783
Reinvestment of distributions	629	881	5,995	10,997
Shares redeemed	(8,893)	(6,761)	(85,169)	(71,550)
Net increase (decrease)	(6,584)	25,598	$(62,594)	$327,230
Class C
Shares sold	2,624	7,240	$26,012	$88,337
Reinvestment of distributions	14	94	136	1,175
Shares redeemed	(2,612)	(7,027)	(26,361)	(75,141)
Net increase (decrease)	26	307	$(213)	$14,371
Class I
Shares sold	257,336	45,989	$2,511,835	$534,191
Reinvestment of distributions	4,304	1,446	41,084	18,078
Shares redeemed	(295,934)	(8,457)	(2,946,361)	(90,325)
Net increase (decrease)	(34,294)	38,978	$(393,442)	$461,944
Class Z
Shares sold	78,380	127,231	$753,031	$1,565,852
Reinvestment of distributions	240	1,442	2,304	18,109
Shares redeemed	(106,051)	(106,982)	(998,934)	(1,284,412)
Net increase (decrease)	(27,431)	21,691	$(243,599)	$299,549

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Advisor Global Real Estate Fund	40%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity Advisor® Global Real Estate Fund
Class A	1.19%
Actual		$ 1,000	$ 953.50	$ 5.86
Hypothetical- B		$ 1,000	$ 1,019.21	$ 6.06
Class M	1.45%
Actual		$ 1,000	$ 951.60	$ 7.13
Hypothetical- B		$ 1,000	$ 1,017.90	$ 7.38
Class C	1.94%
Actual		$ 1,000	$ 949.70	$ 9.53
Hypothetical- B		$ 1,000	$ 1,015.43	$ 9.86
Class I	.95%
Actual		$ 1,000	$ 954.60	$ 4.68
Hypothetical- B		$ 1,000	$ 1,020.42	$ 4.84
Class Z	.80%
Actual		$ 1,000	$ 954.90	$ 3.94
Hypothetical- B		$ 1,000	$ 1,021.17	$ 4.08

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881281.106
AGRE-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2023